UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor,

San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor,

San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: The following 11 series of Wells Fargo Funds Trust have a February 28 fiscal year end:

Wells Fargo Advantage Dow Jones Target 2010 Fund, Wells Fargo Advantage Dow Jones Target 2015 Fund, Wells Fargo Advantage Dow Jones Target 2020 Fund, Wells Fargo Advantage Dow Jones Target 2025 Fund, Wells Fargo Advantage Dow Jones Target 2030 Fund, Wells Fargo Advantage Dow Jones Target 2035 Fund, Wells Fargo Advantage Dow Jones Target 2040 Fund, Wells Fargo Advantage Dow Jones Target 2045 Fund, Wells Fargo Advantage Dow Jones Target 2050 Fund, Wells Fargo Advantage Dow Jones Target 2055 Fund, and Wells Fargo Advantage Dow Jones Target Today Fund.

The following 10 series of Wells Fargo Funds Trust have an August 31 fiscal year end:

Wells Fargo Advantage Adjustable Rate Government Fund, Wells Fargo Advantage Conservative Income Fund, Wells Fargo Advantage Government Securities Fund, Wells Fargo Advantage High Income Fund, Wells Fargo Advantage High Yield Bond Fund, Wells Fargo Advantage Income Plus Fund, Wells Fargo Advantage Short Duration Government Bond Fund, Wells Fargo Advantage Short-Term Bond Fund, Wells Fargo Advantage Short-Term High Yield Bond Fund, and Wells Fargo Advantage Ultra Short-Term Income Fund.

Date of reporting period: May 31, 2015

ITEM 1.	INVESTMENTS

Wells Fargo Advantage Dow Jones Target 2010 Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name		Value
Investment Companies : 100.39%

Affiliated Master Portfolios : 100.39%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$346,543,148
Wells Fargo Advantage Diversified Stock Portfolio		101,509,680
Wells Fargo Advantage Short-Term Investment Portfolio		121,236,764

Total Investment Companies (Cost $505,218,262)		569,289,592

Total investments in securities (Cost $505,218,262)*	100.39%	569,289,592
Other assets and liabilities, net	(0.39)	(2,229,828)

Total net assets	100.00%	$567,059,764

*	Cost for federal income tax purposes is $513,203,424 and unrealized gains (losses) consists of:

Gross unrealized gains	$56,086,168
Gross unrealized losses	0

Net unrealized gains	$56,086,168

1

Wells Fargo Advantage Dow Jones Target 2010 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2015 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of each affiliated Master Portfolio for the three months ended May 31, 2015 are included elsewhere in this report. As of May 31, 2015, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Advantage Diversified Fixed Income Portfolio	6%
Wells Fargo Advantage Diversified Stock Portfolio	1
Wells Fargo Advantage Short Term Investment Portfolio	12

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2015, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Dow Jones Target 2015 Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name		Value
Investment Companies : 101.12%

Affiliated Master Portfolios : 101.12%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$613,260,543
Wells Fargo Advantage Diversified Stock Portfolio		209,415,003
Wells Fargo Advantage Short-Term Investment Portfolio		34,532,539

Total Investment Companies (Cost $773,329,041)		857,208,085
Total investments in securities (Cost $773,329,041)*	101.12%	857,208,085
Other assets and liabilities, net	(1.12)	(9,503,714)

Total net assets	100.00%	$847,704,371

*	Cost for federal income tax purposes is $775,090,998 and unrealized gains (losses) consists of:

Gross unrealized gains	$82,117,087
Gross unrealized losses	0

Net unrealized gains	$82,117,087

1

Wells Fargo Advantage Dow Jones Target 2015 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2015 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of each affiliated Master Portfolio for the three months ended May 31, 2015 are included elsewhere in this report. As of May 31, 2015, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Advantage Diversified Fixed Income Portfolio	10%
Wells Fargo Advantage Diversified Stock Portfolio	2
Wells Fargo Advantage Short-Term Investment Portfolio	4

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2015, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Dow Jones Target 2020 Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name		Value
Investment Companies : 100.61%

Affiliated Master Portfolios : 100.61%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$1,757,305,666
Wells Fargo Advantage Diversified Stock Portfolio		969,142,192
Wells Fargo Advantage Short-Term Investment Portfolio		114,248,223

Total Investment Companies (Cost $2,495,657,617)		2,840,696,081

Total investments in securities (Cost $2,495,657,617)*	100.61%	2,840,696,081
Other assets and liabilities, net	(0.61)	(17,173,817)

Total net assets	100.00%	$2,823,522,264

*	Cost for federal income tax purposes is $2,516,104,528 and unrealized gains (losses) consists of:

Gross unrealized gains	$324,591,553
Gross unrealized losses	0

Net unrealized gains	$324,591,553

1

Wells Fargo Advantage Dow Jones Target 2020 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2015 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of each affiliated Master Portfolio for the three months ended May 31, 2015 are included elsewhere in this report. As of May 31, 2015, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Advantage Diversified Fixed Income Portfolio	28%
Wells Fargo Advantage Diversified Stock Portfolio	10
Wells Fargo Advantage Short-Term Investment Portfolio	12

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2015, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Dow Jones Target 2025 Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name		Value
Investment Companies : 100.99%

Affiliated Master Portfolios : 100.99%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$1,222,217,345
Wells Fargo Advantage Diversified Stock Portfolio		1,157,589,235
Wells Fargo Advantage Short-Term Investment Portfolio		99,499,670

Total Investment Companies (Cost $2,103,535,210)		2,479,306,250

Total investments in securities (Cost $2,103,535,210)*	100.99%	2,479,306,250
Other assets and liabilities, net	(0.99)	(24,394,273)

Total net assets	100.00%	$2,454,911,977

*	Cost for federal income tax purposes is $2,110,225,167 and unrealized gains (losses) consists of:

Gross unrealized gains	$369,081,083
Gross unrealized losses	0

Net unrealized gains	$369,081,083

1

Wells Fargo Advantage Dow Jones Target 2025 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2015 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of each affiliated Master Portfolio for the three months ended May 31, 2015 are included elsewhere in this report. As of May 31, 2015, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Advantage Diversified Fixed Income Portfolio	20%
Wells Fargo Advantage Diversified Stock Portfolio	12
Wells Fargo Advantage Short-Term Investment Portfolio	10

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2015, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Dow Jones Target 2030 Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name		Value
Investment Companies : 100.45%

Affiliated Master Portfolios : 100.45%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$1,089,713,647
Wells Fargo Advantage Diversified Stock Portfolio		1,871,280,752
Wells Fargo Advantage Short-Term Investment Portfolio		123,490,737

Total Investment Companies (Cost $2,563,539,377)		3,084,485,136

Total investments in securities (Cost $2,563,539,377)*	100.45%	3,084,485,136
Other assets and liabilities, net	(0.45)	(13,700,389)

Total net assets	100.00%	$3,070,784,747

*	Cost for federal income tax purposes is $2,581,179,779 and unrealized gains (losses) consists of:

Gross unrealized gains	$503,305,357
Gross unrealized losses	0

Net unrealized gains	$503,305,357

1

Wells Fargo Advantage Dow Jones Target 2030 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2015 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of each affiliated Master Portfolio for the three months ended May 31, 2015 are included elsewhere in this report. As of May 31, 2015, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Advantage Diversified Fixed Income Portfolio	17%
Wells Fargo Advantage Diversified Stock Portfolio	19
Wells Fargo Advantage Short-Term Investment Portfolio	13

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2015, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Dow Jones Target 2035 Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name		Value
Investment Companies : 100.88%

Affiliated Master Portfolios : 100.88%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$344,350,599
Wells Fargo Advantage Diversified Stock Portfolio		1,084,732,797
Wells Fargo Advantage Short-Term Investment Portfolio		59,471,184

Total Investment Companies (Cost $1,205,727,189)		1,488,554,580

Total investments in securities (Cost $1,205,727,189)*	100.88%	1,488,554,580
Other assets and liabilities, net	(0.88)	(13,009,873)

Total net assets	100.00%	$1,475,544,707

*	Cost for federal income tax purposes is $1,210,308,302 and unrealized gains (losses) consists of:

Gross unrealized gains	$278,246,278
Gross unrealized losses	0

Net unrealized gains	$278,246,278

1

Wells Fargo Advantage Dow Jones Target 2035 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2015 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of each affiliated Master Portfolio for the three months ended May 31, 2015 are included elsewhere in this report. As of May 31, 2015, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Advantage Diversified Fixed Income Portfolio	6%
Wells Fargo Advantage Diversified Stock Portfolio	11
Wells Fargo Advantage Short-Term Investment Portfolio	6

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2015, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Dow Jones Target 2040 Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name		Value
Investment Companies : 100.51%

Affiliated Master Portfolios : 100.51%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$315,174,300
Wells Fargo Advantage Diversified Stock Portfolio		1,897,834,185
Wells Fargo Advantage Short-Term Investment Portfolio		91,938,124

Total Investment Companies (Cost $1,833,790,029)		2,304,946,609

Total investments in securities (Cost $1,833,790,029)*	100.51%	2,304,946,609
Other assets and liabilities, net	(0.51)	(11,640,242)

Total net assets	100.00%	$2,293,306,967

*	Cost for federal income tax purposes is $1,846,556,173 and unrealized gains (losses) consists of:

Gross unrealized gains	$458,390,436
Gross unrealized losses	0

Net unrealized gains	$458,390,436

1

Wells Fargo Advantage Dow Jones Target 2040 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2015 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of each affiliated Master Portfolio for the three months ended May 31, 2015 are included elsewhere in this report. As of May 31, 2015, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Advantage Diversified Fixed Income Portfolio	5%
Wells Fargo Advantage Diversified Stock Portfolio	20
Wells Fargo Advantage Short-Term Investment Portfolio	9

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2015, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Dow Jones Target 2045 Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name		Value
Investment Companies : 100.86%

Affiliated Master Portfolios : 100.86%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$67,274,772
Wells Fargo Advantage Diversified Stock Portfolio		757,741,615
Wells Fargo Advantage Short-Term Investment Portfolio		34,238,880

Total Investment Companies (Cost $686,147,647)		859,255,267

Total investments in securities (Cost $686,147,647)*	100.86%	859,255,267
Other assets and liabilities, net	(0.86)	(7,322,170)

Total net assets	100.00%	$851,933,097

*	Cost for federal income tax purposes is $688,622,213 and unrealized gains (losses) consists of:

Gross unrealized gains	$170,633,054
Gross unrealized losses	0

Net unrealized gains	$170,633,054

1

Wells Fargo Advantage Dow Jones Target 2045 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2015 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of each affiliated Master Portfolio for the three months ended May 31, 2015 are included elsewhere in this report. As of May 31, 2015, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Advantage Diversified Fixed Income Portfolio	1%
Wells Fargo Advantage Diversified Stock Portfolio	8
Wells Fargo Advantage Short-Term Investment Portfolio	3

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2015, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Dow Jones Target 2050 Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name		Value
Investment Companies : 100.58%

Affiliated Master Portfolios : 100.58%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$94,196,778
Wells Fargo Advantage Diversified Stock Portfolio		1,380,794,094
Wells Fargo Advantage Short-Term Investment Portfolio		61,194,712

Total Investment Companies (Cost $1,221,787,565)		1,536,185,584

Total investments in securities (Cost $1,221,787,565)*	100.58%	1,536,185,584
Other assets and liabilities, net	(0.58)	(8,845,747)

Total net assets	100.00%	$1,527,339,837

*	Cost for federal income tax purposes is $1,227,774,903 and unrealized gains (losses) consists of:

Gross unrealized gains	$308,410,681
Gross unrealized losses	0

Net unrealized gains	$308,410,681

1

Wells Fargo Advantage Dow Jones Target 2050 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2015 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of each affiliated Master Portfolio for the three months ended May 31, 2015 are included elsewhere in this report. As of May 31, 2015, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Advantage Diversified Fixed Income Portfolio	2%
Wells Fargo Advantage Diversified Stock Portfolio	14
Wells Fargo Advantage Short-Term Investment Portfolio	6

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2015, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Dow Jones Target 2055 Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name		Value
Investment Companies : 102.20%

Affiliated Master Portfolios : 102.20%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$12,722,267
Wells Fargo Advantage Diversified Stock Portfolio		186,490,789
Wells Fargo Advantage Short-Term Investment Portfolio		8,264,991

Total Investment Companies (Cost $186,042,608)		207,478,047

Total investments in securities (Cost $186,042,608)*	102.20%	207,478,047
Other assets and liabilities, net	(2.20)	(4,465,854)

Total net assets	100.00%	$203,012,193

*	Cost for federal income tax purposes is $185,920,568 and unrealized gains (losses) consists of:

Gross unrealized gains	$21,557,479
Gross unrealized losses	0

Net unrealized gains	$21,557,479

1

Wells Fargo Advantage Dow Jones Target 2055 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2015 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of each affiliated Master Portfolio for the three months ended May 31, 2015 are included elsewhere in this report. As of May 31, 2015, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Advantage Diversified Fixed Income Portfolio	0	%*
Wells Fargo Advantage Diversified Stock Portfolio	2
Wells Fargo Advantage Short-Term Investment Portfolio	1

*	The amount invested is less than 1%.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2015, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Dow Jones Target Today Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name		Value
Investment Companies : 100.22%

Affiliated Master Portfolios : 100.22%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$401,771,395
Wells Fargo Advantage Diversified Stock Portfolio		113,324,149
Wells Fargo Advantage Short-Term Investment Portfolio		232,205,948

Total Investment Companies (Cost $702,619,839)		747,301,492

Total investments in securities (Cost $702,619,839)*	100.22%	747,301,492
Other assets and liabilities, net	(0.22)	(1,654,502)

Total net assets	100.00%	$745,646,990

*	Cost for federal income tax purposes is $704,453,925 and unrealized gains (losses) consists of:

Gross unrealized gains	$42,847,567
Gross unrealized losses	0

Net unrealized gains	$42,847,567

1

Wells Fargo Advantage Dow Jones Target Today (the “Fund”)

Notes to Portfolio of investments – May 31, 2015 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of each affiliated Master Portfolio for the three months ended May 31, 2015 are included elsewhere in this report. As of May 31, 2015, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Advantage Diversified Fixed Income Portfolio	6%
Wells Fargo Advantage Diversified Stock Portfolio	1
Wells Fargo Advantage Short-Term Investment Portfolio	24

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2015, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 96.50%
FDIC Series 2010-S2 Class 3A 144A±	0.88%	12-29-2045	$1,384,676	$1,388,074
Federal Agricultural Mortgage Corporation Series 2000-A Class A ±	0.04	12-15-2039	142,871	143,954
FHLMC ±	0.87	4-1-2030	134,618	136,649
FHLMC ±	1.05	3-15-2024	978,012	984,740
FHLMC ±	1.79	2-1-2037	16,267	17,096
FHLMC ±	1.88	5-1-2019	6,186	6,192
FHLMC ±	1.90	7-1-2034	11,963,142	12,642,378
FHLMC ±	1.94	1-1-2030	6,886	7,077
FHLMC ±	1.94	1-1-2030	10,084	10,634
FHLMC ±	1.94	7-1-2030	189,018	197,399
FHLMC ±	1.95	9-1-2016	2,365	2,410
FHLMC ±	1.95	11-1-2016	47,682	48,336
FHLMC ±	1.95	7-1-2018	1,851	1,917
FHLMC ±	1.95	1-1-2019	6,152	6,207
FHLMC ±	1.95	2-1-2019	10,749	10,820
FHLMC ±	1.95	2-1-2035	431,894	451,383
FHLMC ±	1.95	2-1-2037	623,795	651,106
FHLMC ±	1.96	6-1-2035	3,934,071	4,158,086
FHLMC ±	2.00	12-1-2017	13,597	13,779
FHLMC ±	2.00	5-1-2018	727	727
FHLMC ±	2.00	6-1-2018	8,510	8,572
FHLMC ±	2.00	9-1-2018	1,425	1,455
FHLMC ±	2.03	1-1-2023	55,143	58,822
FHLMC ±	2.04	5-1-2028	316,732	333,065
FHLMC ±	2.06	3-1-2018	10,577	10,852
FHLMC ±	2.07	1-1-2037	3,081,401	3,237,332
FHLMC ±	2.08	6-1-2037	1,249,725	1,319,651
FHLMC ±	2.09	5-1-2035	1,097,580	1,167,157
FHLMC ±	2.10	10-1-2030	15,647	16,342
FHLMC ±	2.11	6-1-2024	10,433	10,477
FHLMC ±	2.11	6-1-2020	92,609	95,284
FHLMC ±	2.11	11-1-2034	962,589	1,023,459
FHLMC ±	2.14	6-1-2020	1,786	1,792
FHLMC ±	2.14	5-1-2020	762	765
FHLMC ±	2.15	8-1-2036	4,102,238	4,354,449
FHLMC ±	2.16	12-1-2035	1,017,875	1,080,442
FHLMC ±	2.17	5-1-2020	567	583
FHLMC ±	2.17	3-1-2025	121,973	128,326
FHLMC ±	2.19	7-1-2024	48,148	48,316
FHLMC ±	2.20	8-1-2018	2,247	2,291
FHLMC ±	2.22	8-1-2035	402,460	418,690
FHLMC ±	2.23	1-1-2022	21,565	22,200
FHLMC ±	2.24	8-1-2033	2,648,293	2,819,981
FHLMC ±	2.24	11-1-2030	944,917	971,781
FHLMC ±	2.25	7-1-2030	23,082	23,397
FHLMC ±	2.25	6-1-2033	2,138,320	2,279,529
FHLMC ±	2.25	1-1-2035	584,210	620,647
FHLMC ±	2.25	10-1-2037	1,776,141	1,889,680
FHLMC ±	2.25	1-1-2024	13,372	13,403
FHLMC ±	2.26	1-1-2030	27,408	28,694
FHLMC ±	2.27	12-1-2036	696,646	743,807
FHLMC ±	2.27	10-1-2035	2,515,845	2,679,482
FHLMC ±	2.27	5-1-2033	271,649	288,863
FHLMC ±	2.27	6-1-2035	2,596,945	2,772,805
FHLMC ±	2.28	11-1-2035	698,321	744,552
FHLMC ±	2.29	10-1-2035	3,529,509	3,762,909
FHLMC ±	2.29	6-1-2036	4,080,645	4,355,947
FHLMC ±	2.30	8-1-2034	1,883,082	2,003,685
FHLMC ±	2.31	7-1-2017	17,089	17,161
FHLMC ±	2.32	10-1-2036	1,103,795	1,176,264
FHLMC ±	2.33	10-1-2018	13,545	13,610
FHLMC ±	2.33	6-1-2033	665,778	704,278
FHLMC ±	2.34	6-1-2036	1,584,561	1,691,452
FHLMC ±	2.34	8-1-2036	4,332,596	4,623,717
FHLMC ±	2.34	12-1-2033	1,329,562	1,420,852
FHLMC ±	2.34	12-1-2034	879,529	939,347
FHLMC ±	2.34	10-1-2033	601,231	639,477
FHLMC ±	2.34	10-1-2033	1,333,719	1,425,732

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC ±	2.34%	10-1-2033	$2,602,190	$2,775,954
FHLMC ±	2.34	3-1-2037	2,855,318	3,051,657
FHLMC ±	2.35	8-1-2033	553,569	589,695
FHLMC ±	2.35	10-1-2033	64,567	65,276
FHLMC ±	2.35	2-1-2034	1,515,392	1,616,206
FHLMC ±	2.35	1-1-2033	1,124,585	1,198,341
FHLMC ±	2.35	5-1-2032	74,535	78,208
FHLMC ±	2.35	5-1-2039	2,589,313	2,779,599
FHLMC ±	2.36	2-1-2034	1,229,779	1,312,570
FHLMC ±	2.36	7-1-2036	731,152	773,566
FHLMC ±	2.36	5-1-2037	3,985,846	4,265,804
FHLMC ±	2.36	7-1-2034	261,043	278,665
FHLMC ±	2.36	2-1-2037	732,847	784,032
FHLMC ±	2.36	1-1-2036	2,996,811	3,201,531
FHLMC ±	2.37	12-1-2017	2,355	2,360
FHLMC ±	2.37	1-1-2034	1,449,770	1,546,421
FHLMC ±	2.37	4-1-2036	1,058,354	1,131,744
FHLMC ±	2.37	11-1-2035	2,139,349	2,278,653
FHLMC ±	2.38	9-1-2033	439,082	467,823
FHLMC ±	2.38	5-1-2034	158,294	168,819
FHLMC ±	2.38	10-1-2034	3,141,257	3,357,418
FHLMC ±	2.38	4-1-2035	572,307	612,480
FHLMC ±	2.38	7-1-2035	4,134,254	4,413,128
FHLMC ±	2.38	12-1-2035	3,398,232	3,622,732
FHLMC ±	2.38	1-1-2037	407,287	435,812
FHLMC ±	2.38	9-1-2034	5,899,560	6,292,054
FHLMC ±	2.38	2-1-2036	2,229,887	2,386,115
FHLMC ±	2.38	11-1-2036	1,984,126	2,118,532
FHLMC ±	2.38	2-1-2036	2,357,398	2,515,735
FHLMC ±	2.38	7-1-2019	1,574	1,581
FHLMC ±	2.38	2-1-2036	2,286,544	2,441,323
FHLMC ±	2.38	2-1-2036	1,470,663	1,569,011
FHLMC ±	2.38	5-1-2038	2,880,292	3,070,137
FHLMC ±	2.39	1-1-2037	2,399,449	2,561,461
FHLMC ±	2.39	4-1-2035	3,801,092	4,065,141
FHLMC ±	2.39	2-1-2035	5,950,684	6,341,092
FHLMC ±	2.39	9-1-2035	7,378,193	7,866,839
FHLMC ±	2.39	5-1-2038	2,237,065	2,388,237
FHLMC ±	2.39	11-1-2022	329,905	346,241
FHLMC ±	2.39	8-1-2035	4,393,143	4,695,849
FHLMC ±	2.40	5-1-2025	100,767	103,221
FHLMC ±	2.40	11-1-2029	187,638	192,754
FHLMC ±	2.40	5-1-2035	4,364,961	4,650,712
FHLMC ±	2.40	2-1-2036	1,167,438	1,246,551
FHLMC ±	2.40	4-1-2023	401,738	409,700
FHLMC ±	2.40	7-1-2031	2,642,212	2,788,862
FHLMC ±	2.40	10-1-2034	1,972,973	2,106,888
FHLMC ±	2.40	12-1-2032	4,306,773	4,581,779
FHLMC ±	2.40	11-1-2035	2,008,028	2,147,971
FHLMC ±	2.41	1-1-2035	619,264	662,156
FHLMC ±	2.41	4-1-2034	4,701,916	5,015,308
FHLMC ±	2.41	10-1-2036	913,117	976,669
FHLMC ±	2.41	2-1-2034	1,049,009	1,120,216
FHLMC ±	2.41	9-1-2035	2,883,486	3,073,454
FHLMC ±	2.41	4-1-2037	1,150,352	1,230,242
FHLMC ±	2.41	6-1-2035	3,569,535	3,807,310
FHLMC ±	2.41	6-1-2037	7,803,113	8,340,993
FHLMC ±	2.41	11-1-2027	879,175	935,625
FHLMC ±	2.41	5-1-2034	3,141,102	3,355,357
FHLMC ±	2.41	5-1-2037	456,437	486,971
FHLMC ±	2.41	10-1-2036	1,446,537	1,547,255
FHLMC ±	2.42	4-1-2036	3,570,702	3,821,924
FHLMC ±	2.42	2-1-2036	1,361,016	1,452,549
FHLMC ±	2.42	6-1-2037	8,167,675	8,730,181
FHLMC ±	2.42	11-1-2029	251,080	261,229
FHLMC ±	2.42	8-1-2035	982,999	1,048,428
FHLMC ±	2.42	3-1-2036	1,435,148	1,529,428
FHLMC ±	2.42	9-1-2036	1,225,321	1,308,518
FHLMC ±	2.42	3-1-2027	156,970	161,006

Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC ±	2.42%	11-1-2036	$1,783,484	$1,903,392
FHLMC ±	2.42	6-1-2026	1,502,430	1,584,779
FHLMC ±	2.42	2-1-2034	3,166,048	3,393,988
FHLMC ±	2.42	2-1-2035	2,638,319	2,822,671
FHLMC ±	2.42	4-1-2035	4,344,746	4,638,284
FHLMC ±	2.43	5-1-2034	2,665,016	2,827,867
FHLMC ±	2.43	6-1-2035	666,300	706,512
FHLMC ±	2.43	8-1-2035	4,172,066	4,454,063
FHLMC ±	2.43	6-1-2036	4,558,469	4,868,836
FHLMC ±	2.43	3-1-2037	746,359	798,377
FHLMC ±	2.43	9-1-2030	478,875	502,922
FHLMC ±	2.43	1-1-2037	4,625,693	4,941,414
FHLMC ±	2.44	3-1-2034	1,089,452	1,159,880
FHLMC ±	2.44	5-1-2035	495,581	527,769
FHLMC ±	2.44	4-1-2037	1,114,487	1,191,694
FHLMC ±	2.45	4-1-2038	7,728,178	8,247,954
FHLMC ±	2.46	3-1-2034	1,214,710	1,296,616
FHLMC ±	2.46	9-1-2033	1,267,424	1,354,957
FHLMC ±	2.46	6-1-2019	61,436	62,356
FHLMC ±	2.46	4-1-2038	2,491,082	2,654,464
FHLMC ±	2.47	4-1-2037	4,233,151	4,522,619
FHLMC ±	2.47	8-1-2027	8,808	8,961
FHLMC ±	2.47	4-1-2035	2,313,191	2,484,261
FHLMC ±	2.47	10-1-2033	3,058,149	3,253,221
FHLMC ±	2.47	7-1-2031	383,813	407,489
FHLMC ±	2.48	9-1-2029	1,133,041	1,212,777
FHLMC ±	2.48	4-1-2034	1,292,057	1,379,882
FHLMC ±	2.48	6-1-2035	2,280,280	2,435,302
FHLMC ±	2.48	7-1-2038	2,747,483	2,938,846
FHLMC ±	2.48	4-1-2035	1,530,512	1,638,718
FHLMC ±	2.48	4-1-2034	976,721	1,041,224
FHLMC ±	2.48	5-1-2023	80,991	82,275
FHLMC ±	2.48	1-1-2028	26,660	28,108
FHLMC ±	2.48	2-1-2035	1,639,300	1,756,360
FHLMC ±	2.48	2-1-2031	1,158,589	1,228,843
FHLMC ±	2.49	1-1-2019	566	568
FHLMC ±	2.49	1-1-2036	1,176,648	1,255,286
FHLMC ±	2.49	9-1-2032	2,949,812	3,125,178
FHLMC ±	2.49	1-1-2028	5,755	6,126
FHLMC ±	2.49	9-1-2033	1,586,027	1,695,337
FHLMC ±	2.49	6-1-2035	3,321,424	3,535,624
FHLMC ±	2.50	5-1-2037	504,540	540,686
FHLMC ±	2.50	9-1-2030	10,901,987	11,582,269
FHLMC ±	2.50	5-1-2034	673,417	717,734
FHLMC ±	2.50	6-1-2028	234,680	243,913
FHLMC ±	2.50	7-1-2027	822,336	856,801
FHLMC ±	2.51	12-1-2034	4,991,146	5,346,016
FHLMC ±	2.51	6-1-2035	905,133	971,808
FHLMC ±	2.51	7-1-2034	1,059,137	1,123,372
FHLMC ±	2.51	4-1-2037	845,329	909,382
FHLMC ±	2.53	4-1-2034	959,589	1,024,790
FHLMC ±	2.53	4-1-2034	5,719,167	6,118,285
FHLMC ±	2.53	12-1-2018	23,836	24,036
FHLMC ±	2.53	1-1-2037	1,717,552	1,837,818
FHLMC ±	2.53	9-1-2038	1,247,847	1,337,307
FHLMC ±	2.53	3-1-2032	1,371,476	1,468,501
FHLMC ±	2.54	12-1-2032	993,935	1,061,153
FHLMC ±	2.54	10-1-2030	2,777,094	2,961,677
FHLMC ±	2.54	2-1-2036	245,624	262,407
FHLMC ±	2.55	4-1-2037	2,056,979	2,214,646
FHLMC ±	2.55	6-1-2019	88,208	90,885
FHLMC ±	2.55	6-1-2025	98,290	100,246
FHLMC ±	2.55	12-1-2018	18,505	18,840
FHLMC ±	2.57	2-1-2029	254,247	264,015
FHLMC ±	2.57	7-1-2037	1,097,762	1,168,928
FHLMC ±	2.57	9-1-2031	81,650	83,566
FHLMC ±	2.58	7-1-2036	1,302,889	1,394,782
FHLMC ±	2.58	10-1-2029	133,259	137,534

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC ±	2.59%	11-1-2018	$7,701	$7,726
FHLMC ±	2.59	9-1-2038	1,567,166	1,675,362
FHLMC ±	2.60	10-1-2025	41,218	41,488
FHLMC ±	2.60	6-1-2030	136,017	139,590
FHLMC ±	2.60	11-1-2032	135,095	138,872
FHLMC ±	2.60	7-1-2034	2,493,928	2,657,069
FHLMC ±	2.61	8-1-2029	143,171	146,762
FHLMC ±	2.61	4-1-2038	2,925,878	3,121,494
FHLMC ±	2.61	7-1-2029	85,824	90,074
FHLMC ±	2.61	6-1-2030	469,198	492,885
FHLMC ±	2.63	3-1-2025	2,275,973	2,373,340
FHLMC ±	2.64	6-1-2029	892,054	941,873
FHLMC ±	2.65	5-1-2036	5,003,126	5,376,530
FHLMC ±	2.65	10-1-2024	200,719	211,984
FHLMC ±	2.66	10-1-2025	119,694	122,861
FHLMC ±	2.66	11-1-2029	1,316,760	1,410,305
FHLMC ±	2.67	4-1-2029	156,224	160,003
FHLMC ±	2.67	9-1-2029	162,309	166,795
FHLMC ±	2.67	2-1-2030	61,952	63,051
FHLMC ±	2.70	11-1-2029	192,305	200,050
FHLMC ±	2.70	2-1-2024	29,506	29,669
FHLMC ±	2.71	6-1-2030	129,043	132,827
FHLMC ±	2.71	11-1-2026	337,966	352,191
FHLMC ±	2.71	5-1-2028	414,748	434,789
FHLMC ±	2.71	2-1-2036	5,252,386	5,641,193
FHLMC ±	2.72	8-1-2030	6,031,119	6,460,662
FHLMC ±	2.72	4-1-2020	6,472	6,533
FHLMC ±	2.77	4-1-2019	22,511	22,685
FHLMC ±	2.77	9-1-2030	172,514	177,405
FHLMC ±	2.78	6-1-2022	284	286
FHLMC ±	2.78	2-1-2018	3,168	3,215
FHLMC ±	2.85	6-1-2032	248,401	255,600
FHLMC ±	2.88	8-1-2019	17,246	17,335
FHLMC ±	2.88	7-1-2018	25,035	25,275
FHLMC ±	2.91	8-1-2029	167,888	174,932
FHLMC ±	2.93	4-1-2032	120,866	124,200
FHLMC ±	3.00	12-1-2025	294,297	306,355
FHLMC ±	3.06	6-1-2021	118,292	121,199
FHLMC ±	3.06	2-1-2027	178,403	181,003
FHLMC ±	3.26	5-1-2031	175,616	185,986
FHLMC ±	3.27	7-1-2028	93,543	94,524
FHLMC ±	3.38	5-1-2032	270,904	282,575
FHLMC ±	3.42	6-1-2035	1,782,255	1,903,119
FHLMC ±	3.49	12-1-2025	747,990	790,953
FHLMC ±	3.64	11-1-2026	159,302	166,022
FHLMC ±	3.73	8-1-2029	26,948	27,586
FHLMC ±	3.85	4-1-2023	156,332	159,478
FHLMC	4.00	12-15-2023	157,007	162,825
FHLMC ±	4.39	2-1-2021	35,395	35,653
FHLMC ±	4.72	8-1-2027	77,113	78,240
FHLMC	5.00	10-1-2022	28,622	30,168
FHLMC ±	5.50	8-1-2024	532,047	567,422
FHLMC	6.50	4-1-2018	62,814	72,184
FHLMC	7.00	9-1-2035	70,415	73,065
FHLMC	7.50	1-1-2016	833	835
FHLMC	8.50	5-1-2020	64,476	67,628
FHLMC Series 0020 Class F ±	1.16	7-1-2029	24,407	24,579
FHLMC Series 1671 Class QA ±	1.64	2-15-2024	590,190	608,457
FHLMC Series 1686 Class FE ±	1.79	2-15-2024	42,555	43,698
FHLMC Series 1730 Class FA ±	1.30	5-15-2024	274,283	277,639
FHLMC Series 2315 Class FW ±	0.74	4-15-2027	160,985	163,220
FHLMC Series 2391 Class EF ±	0.69	6-15-2031	138,729	140,498
FHLMC Series 2454 Class SL ±(c)	7.81	3-15-2032	306,666	81,799
FHLMC Series 2461 Class FI ±	0.69	4-15-2028	207,253	209,959
FHLMC Series 2464 Class FE ±	1.19	3-15-2032	199,877	206,240
FHLMC Series 2466 Class FV ±	0.74	3-15-2032	353,439	359,153
FHLMC Series 2538 Class F ±	0.79	12-15-2032	851,879	864,215
FHLMC Series 3001 Class EA ±	0.54	3-15-2035	358,020	359,049
FHLMC Series 3335 Class FT ±	0.34	8-15-2019	529,943	530,364

Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC Series 3436 Class A ±	2.27%	11-15-2036	$612,053	$647,243
FHLMC Series T-48 Class 2A ±	3.34	7-25-2033	3,133,790	3,349,451
FHLMC Series T-54 Class 4A ±	3.06	2-25-2043	2,174,877	2,327,042
FHLMC Series T-55 Class 1A1	6.50	3-25-2043	97,991	109,439
FHLMC Series T-56 Class 3AF ±	1.18	5-25-2043	1,423,747	1,460,645
FHLMC Series T-62 Class 1A1 ±	1.34	10-25-2044	5,982,618	6,100,326
FHLMC Series T-63 Class 1A1 ±	1.33	2-25-2045	5,095,284	5,194,423
FHLMC Series T-66 Class 2A1 ±	2.84	1-25-2036	3,611,967	3,788,877
FHLMC Series T-67 Class 1A1C ±	2.93	3-25-2036	12,287,983	13,028,101
FHLMC Series T-67 Class 2A1C ±	2.90	3-25-2036	7,531,202	7,848,499
FHLMC Series T-75 Class A1 ±	0.22	12-25-2036	3,721,692	3,700,698
FNMA ±	1.38	12-1-2020	25,343	25,397
FNMA ±	1.38	1-1-2021	3,660	3,764
FNMA ±	1.38	1-1-2021	3,038	3,185
FNMA ±	1.38	6-1-2021	52,571	55,123
FNMA ±	1.45	9-1-2032	63,256	63,283
FNMA ±	1.52	8-1-2032	261,898	262,890
FNMA ±	1.54	12-1-2030	152,525	159,555
FNMA ±	1.63	12-1-2016	694	696
FNMA ±	1.63	7-1-2017	883	886
FNMA ±	1.65	8-1-2033	1,793,158	1,875,019
FNMA ±	1.66	8-1-2030	2,366,021	2,453,368
FNMA ±	1.71	8-1-2033	310,443	324,093
FNMA ±	1.73	1-1-2017	856	857
FNMA ±	1.74	1-1-2032	412,043	430,128
FNMA ±	1.75	8-1-2033	3,950	4,042
FNMA ±	1.75	8-1-2031	153,661	157,792
FNMA ±	1.75	12-1-2031	25,146	25,173
FNMA ±	1.77	5-1-2029	431,900	452,818
FNMA ±	1.79	8-1-2031	137,954	141,772
FNMA ±	1.79	9-1-2031	241,581	250,266
FNMA ±	1.79	12-1-2031	371,505	388,310
FNMA ±	1.81	12-1-2031	153,646	157,157
FNMA ±	1.82	3-1-2030	22,664	22,775
FNMA ±	1.82	10-1-2037	1,751,345	1,844,631
FNMA ±	1.83	7-1-2020	11,733	12,186
FNMA ±	1.83	3-1-2034	504,698	537,447
FNMA ±	1.87	5-1-2018	5,461	5,476
FNMA ±	1.87	1-1-2032	33,787	33,889
FNMA ±	1.87	1-1-2035	125,519	132,051
FNMA ±	1.88	7-1-2017	1,540	1,551
FNMA ±	1.88	8-1-2017	818	828
FNMA ±	1.88	8-1-2032	159,703	164,137
FNMA ±	1.91	1-1-2035	4,458,477	4,639,960
FNMA ±	1.92	4-1-2033	572,321	603,937
FNMA ±	1.92	12-1-2022	13,355	13,472
FNMA ±	1.93	6-1-2035	1,127,386	1,183,304
FNMA ±	1.94	2-1-2033	254,954	265,623
FNMA ±	1.94	4-1-2019	3,847	3,891
FNMA ±	1.94	3-1-2033	240,519	251,126
FNMA ±	1.95	4-1-2021	63,559	66,723
FNMA ±	1.95	6-1-2031	315,947	326,937
FNMA ±	1.95	4-1-2038	1,223,589	1,301,012
FNMA ±	1.95	10-1-2017	31,948	33,375
FNMA ±	1.95	1-1-2018	43,996	43,967
FNMA ±	1.95	11-1-2023	39,754	40,707
FNMA ±	1.95	4-1-2042	3,943,577	4,166,881
FNMA ±	1.95	10-1-2044	1,567,656	1,658,331
FNMA ±	1.95	1-1-2035	1,412,587	1,477,737
FNMA ±	1.96	11-1-2024	9,364	9,608
FNMA ±	1.97	12-1-2017	54,484	55,263
FNMA ±	1.99	11-1-2034	1,367,535	1,439,010
FNMA ±	2.00	3-1-2021	1,007	1,026
FNMA ±	2.00	1-1-2022	11,305	11,334
FNMA ±	2.00	3-1-2030	24,622	24,660
FNMA ±	2.01	8-1-2031	71,922	75,593
FNMA ±	2.01	7-1-2032	210,883	216,115
FNMA ±	2.01	4-1-2018	3,502	3,562

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	2.03%	9-1-2035	$3,672,645	$3,903,958
FNMA ±	2.03	10-1-2035	8,226,552	8,641,020
FNMA ±	2.07	7-1-2018	1,138	1,149
FNMA ±	2.07	12-1-2035	6,964,127	7,314,537
FNMA ±	2.08	1-1-2036	4,717,245	4,960,119
FNMA ±	2.09	11-1-2035	1,851,478	1,944,463
FNMA ±	2.09	10-1-2018	80,359	83,491
FNMA ±	2.09	1-1-2038	508,129	519,492
FNMA ±	2.10	7-1-2035	2,158,402	2,274,554
FNMA ±	2.10	11-1-2035	42,128	44,304
FNMA ±	2.12	10-1-2024	55,573	55,849
FNMA ±	2.12	12-1-2024	85,429	86,705
FNMA ±	2.12	6-1-2035	2,934,867	3,110,511
FNMA ±	2.12	1-1-2034	3,307,523	3,514,384
FNMA ±	2.13	2-1-2018	6,003	6,124
FNMA ±	2.13	5-1-2019	217	217
FNMA ±	2.13	6-1-2019	728	729
FNMA ±	2.13	2-1-2020	9,863	9,900
FNMA ±	2.13	7-1-2035	1,724,324	1,818,383
FNMA ±	2.13	11-1-2017	77,863	81,258
FNMA ±	2.14	6-1-2032	71,484	71,999
FNMA ±	2.15	10-1-2035	873,463	919,548
FNMA ±	2.15	1-1-2035	706,477	743,881
FNMA ±	2.16	11-1-2035	2,345,936	2,471,650
FNMA ±	2.16	1-1-2040	649,167	693,232
FNMA ±	2.17	7-1-2035	3,751,150	3,999,574
FNMA ±	2.17	12-1-2033	2,354,497	2,514,456
FNMA ±	2.18	12-1-2023	10,729	10,768
FNMA ±	2.19	12-1-2032	1,135,248	1,200,426
FNMA ±	2.20	11-1-2027	56,460	57,350
FNMA ±	2.20	6-1-2034	898,182	956,050
FNMA ±	2.20	7-1-2018	260,591	271,576
FNMA ±	2.20	4-1-2018	266,050	277,477
FNMA ±	2.20	2-1-2033	891,143	941,504
FNMA ±	2.20	1-1-2037	3,408,544	3,635,420
FNMA ±	2.21	11-1-2017	30,220	30,394
FNMA ±	2.21	1-1-2036	536,598	573,162
FNMA ±	2.22	11-1-2038	1,509,157	1,608,470
FNMA ±	2.22	1-1-2035	2,777,921	2,961,021
FNMA ±	2.22	4-1-2024	3,759,940	3,817,146
FNMA ±	2.23	4-1-2030	145,829	149,616
FNMA ±	2.23	1-1-2037	4,592,989	4,882,776
FNMA ±	2.23	8-1-2036	4,225,687	4,476,366
FNMA ±	2.24	8-1-2025	46,242	47,416
FNMA ±	2.24	11-1-2035	1,421,779	1,518,491
FNMA ±	2.24	9-1-2036	1,282,743	1,367,068
FNMA ±	2.24	8-1-2026	100,572	104,108
FNMA ±	2.24	5-1-2034	1,259,991	1,338,598
FNMA ±	2.24	5-1-2036	2,845,570	3,017,685
FNMA ±	2.24	5-1-2033	5,584,450	5,951,402
FNMA ±	2.24	9-1-2036	1,657,162	1,786,806
FNMA ±	2.24	9-1-2038	1,530,417	1,628,209
FNMA ±	2.24	4-1-2037	4,018,861	4,283,071
FNMA ±	2.25	5-1-2018	51,255	52,236
FNMA ±	2.25	5-1-2017	31,997	32,072
FNMA ±	2.25	1-1-2019	96,543	102,668
FNMA ±	2.25	10-1-2025	151,178	156,633
FNMA ±	2.25	1-1-2027	42,271	42,591
FNMA ±	2.25	7-1-2035	1,457,428	1,554,186
FNMA ±	2.25	12-1-2033	1,678,267	1,802,693
FNMA ±	2.25	6-1-2036	811,197	862,994
FNMA ±	2.26	1-1-2018	369,623	385,784
FNMA ±	2.26	9-1-2032	7,208,882	7,680,204
FNMA ±	2.26	2-1-2036	6,049,811	6,452,357
FNMA ±	2.26	8-1-2035	488,677	508,815
FNMA ±	2.26	10-1-2035	444,479	480,557
FNMA ±	2.26	4-1-2035	3,945,839	4,235,866
FNMA ±	2.26	7-1-2036	3,978,081	4,242,864
FNMA ±	2.27	12-1-2034	1,833,859	1,968,233

Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	2.28%	12-1-2039	$310,598	$323,919
FNMA ±	2.28	4-1-2040	323,940	346,887
FNMA ±	2.28	3-1-2037	861,106	916,344
FNMA ±	2.29	8-1-2035	3,614,643	3,840,750
FNMA ±	2.29	10-1-2033	751,952	801,404
FNMA ±	2.29	1-1-2036	460,413	483,236
FNMA ±	2.29	9-1-2034	2,050,802	2,182,271
FNMA ±	2.29	7-1-2035	1,240,069	1,320,144
FNMA ±	2.29	12-1-2037	928,510	993,297
FNMA ±	2.29	5-1-2038	5,392,273	5,754,909
FNMA ±	2.30	11-1-2038	1,330,737	1,423,387
FNMA ±	2.30	12-1-2024	34,605	34,794
FNMA ±	2.30	6-1-2032	44,842	45,041
FNMA ±	2.30	6-1-2032	262,846	271,838
FNMA ±	2.30	1-1-2035	479,104	509,921
FNMA ±	2.30	1-1-2035	1,609,415	1,732,536
FNMA ±	2.30	8-1-2039	5,501,937	5,851,326
FNMA ±	2.30	9-1-2035	2,907,019	3,096,525
FNMA ±	2.30	4-1-2034	1,490,157	1,583,642
FNMA ±	2.31	2-1-2038	1,379,734	1,467,816
FNMA ±	2.31	7-1-2038	6,752,369	7,223,045
FNMA ±	2.31	7-1-2025	5,190	5,473
FNMA ±	2.31	9-1-2036	1,019,344	1,089,363
FNMA ±	2.31	1-1-2033	4,511,421	4,815,862
FNMA ±	2.32	5-1-2039	4,545,997	4,825,888
FNMA ±	2.32	7-1-2029	760,180	809,427
FNMA ±	2.32	4-1-2033	1,171,111	1,249,132
FNMA ±	2.32	2-1-2035	437,786	466,934
FNMA ±	2.32	1-1-2036	1,462,040	1,562,216
FNMA ±	2.32	9-1-2039	4,887,994	5,215,155
FNMA ±	2.33	6-1-2035	577,792	617,343
FNMA ±	2.33	10-1-2024	340,234	355,553
FNMA ±	2.33	6-1-2033	993,698	1,055,510
FNMA ±	2.33	12-1-2035	807,832	862,369
FNMA ±	2.33	12-1-2040	2,360,305	2,517,395
FNMA ±	2.33	8-1-2035	3,413,590	3,643,830
FNMA ±	2.33	10-1-2035	3,395,504	3,619,614
FNMA ±	2.33	1-1-2037	9,339,012	10,007,582
FNMA ±	2.34	5-1-2033	608,470	640,890
FNMA ±	2.34	7-1-2033	171,648	182,729
FNMA ±	2.34	7-1-2035	2,127,378	2,268,156
FNMA ±	2.34	12-1-2034	2,023,906	2,168,259
FNMA ±	2.34	2-1-2036	1,282,733	1,367,357
FNMA ±	2.34	2-1-2045	4,097,918	4,368,691
FNMA ±	2.34	2-1-2033	313,371	323,617
FNMA ±	2.34	7-1-2038	2,843,250	3,035,431
FNMA ±	2.34	9-1-2034	5,412,231	5,781,124
FNMA ±	2.34	6-1-2035	494,649	530,161
FNMA ±	2.34	7-1-2039	5,383,727	5,761,868
FNMA ±	2.34	9-1-2039	7,983,061	8,549,237
FNMA ±	2.35	8-1-2031	130,173	133,355
FNMA ±	2.35	10-1-2034	491,131	523,341
FNMA ±	2.35	2-1-2035	4,637,343	4,944,016
FNMA ±	2.35	9-1-2037	1,761,963	1,889,927
FNMA ±	2.35	11-1-2035	2,362,333	2,523,466
FNMA ±	2.35	10-1-2036	1,523,541	1,624,361
FNMA ±	2.35	6-1-2026	88,051	91,033
FNMA ±	2.35	7-1-2035	2,285,067	2,438,814
FNMA ±	2.35	7-1-2035	859,928	917,217
FNMA ±	2.35	12-1-2032	1,213,252	1,295,885
FNMA ±	2.35	9-1-2033	62,419	62,861
FNMA ±	2.35	9-1-2033	61,893	62,322
FNMA ±	2.35	12-1-2040	658,819	703,301
FNMA ±	2.35	5-1-2033	1,037,468	1,109,980
FNMA ±	2.35	5-1-2033	4,017,268	4,307,274
FNMA ±	2.36	1-1-2027	810,393	844,091
FNMA ±	2.36	1-1-2031	821,019	874,815
FNMA ±	2.36	12-1-2040	5,838,036	6,226,265

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	2.36%	12-1-2033	$2,335,786	$2,499,156
FNMA ±	2.36	1-1-2035	6,592,573	7,029,065
FNMA ±	2.36	12-1-2036	1,003,567	1,071,487
FNMA ±	2.36	4-1-2035	2,187,083	2,339,370
FNMA ±	2.36	1-1-2038	7,405,141	7,941,745
FNMA ±	2.36	1-1-2037	4,704,163	5,030,120
FNMA ±	2.36	4-1-2038	2,161,000	2,308,081
FNMA ±	2.37	12-1-2025	22,466	22,746
FNMA ±	2.37	8-1-2037	5,397,826	5,778,677
FNMA ±	2.37	5-1-2032	215,126	219,659
FNMA ±	2.37	3-1-2031	41,298	41,553
FNMA ±	2.37	10-1-2036	5,244,109	5,601,183
FNMA ±	2.37	6-1-2027	1,530	1,578
FNMA ±	2.37	2-1-2034	3,314,859	3,541,051
FNMA ±	2.37	5-1-2035	2,651,099	2,829,964
FNMA ±	2.37	12-1-2037	4,782,969	5,112,995
FNMA ±	2.37	3-1-2038	3,291,490	3,514,267
FNMA ±	2.37	12-1-2040	9,677,474	10,306,771
FNMA ±	2.37	12-1-2044	6,527,484	6,967,475
FNMA ±	2.38	4-1-2034	645,319	685,321
FNMA ±	2.38	5-1-2035	1,642,262	1,743,588
FNMA ±	2.38	9-1-2035	1,418,897	1,508,761
FNMA ±	2.38	8-1-2017	299,714	299,516
FNMA ±	2.38	6-1-2035	1,569,724	1,668,061
FNMA ±	2.38	1-1-2035	991,629	1,058,122
FNMA ±	2.38	10-1-2035	1,738,389	1,862,827
FNMA ±	2.38	7-1-2037	965,303	1,033,962
FNMA ±	2.38	3-1-2033	597,640	636,956
FNMA ±	2.38	3-1-2035	4,865,060	5,186,740
FNMA ±	2.38	5-1-2036	5,105,124	5,439,047
FNMA ±	2.38	7-1-2036	3,919,609	4,234,807
FNMA ±	2.38	7-1-2040	3,889,101	4,146,243
FNMA ±	2.39	9-1-2030	1,179,848	1,273,683
FNMA ±	2.39	1-1-2038	1,612,060	1,726,868
FNMA ±	2.39	8-1-2026	769,266	820,194
FNMA ±	2.39	6-1-2036	5,113,151	5,466,839
FNMA ±	2.39	6-1-2027	109,626	112,330
FNMA ±	2.39	4-1-2033	1,178,421	1,260,810
FNMA ±	2.39	6-1-2033	334,759	348,966
FNMA ±	2.39	11-1-2037	1,438,703	1,535,887
FNMA ±	2.40	4-1-2035	2,849,740	3,050,517
FNMA ±	2.40	7-1-2036	5,321,524	5,670,368
FNMA ±	2.40	5-1-2036	3,220,457	3,444,159
FNMA ±	2.40	10-1-2029	128,109	131,169
FNMA ±	2.40	4-1-2024	69,716	70,403
FNMA ±	2.40	7-1-2024	14,793	14,870
FNMA ±	2.40	2-1-2037	4,088,874	4,384,041
FNMA ±	2.40	12-1-2035	5,702,595	6,082,062
FNMA ±	2.40	10-1-2034	755,000	816,538
FNMA ±	2.41	4-1-2033	1,052,882	1,123,673
FNMA ±	2.41	2-1-2036	11,988,444	12,837,803
FNMA ±	2.41	12-1-2040	5,220,724	5,574,218
FNMA ±	2.41	9-1-2036	874,511	930,841
FNMA ±	2.41	8-1-2034	3,540,634	3,802,274
FNMA ±	2.41	4-1-2024	24,483	25,447
FNMA ±	2.41	12-1-2040	3,171,740	3,380,623
FNMA ±	2.42	12-1-2030	82,006	84,262
FNMA ±	2.42	6-1-2037	1,460,926	1,562,726
FNMA ±	2.42	5-1-2037	2,882,985	3,078,611
FNMA ±	2.42	3-1-2035	1,486,503	1,589,132
FNMA ±	2.42	8-1-2035	1,451,966	1,524,600
FNMA ±	2.43	7-1-2028	267	286
FNMA ±	2.43	7-1-2033	1,343,578	1,440,423
FNMA ±	2.43	2-1-2038	6,739,490	7,195,336
FNMA ±	2.43	5-1-2034	2,173,337	2,327,005
FNMA ±	2.43	9-1-2030	187,037	192,750
FNMA ±	2.43	12-1-2040	6,465,628	6,887,082
FNMA ±	2.43	5-1-2033	356,046	378,702
FNMA ±	2.44	12-1-2028	44,320	45,211

Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	2.44%	5-1-2037	$2,387,764	$2,548,570
FNMA ±	2.44	5-1-2025	48,647	49,097
FNMA ±	2.44	10-1-2034	1,473,926	1,572,919
FNMA ±	2.44	9-1-2037	1,052,312	1,126,635
FNMA ±	2.44	5-1-2034	936,593	998,408
FNMA ±	2.44	10-1-2036	1,339,356	1,430,853
FNMA ±	2.45	6-1-2032	43,942	44,206
FNMA ±	2.45	12-1-2046	1,506,528	1,605,212
FNMA ±	2.45	1-1-2037	1,833,623	1,962,170
FNMA ±	2.45	6-1-2017	12,660	12,700
FNMA ±	2.45	4-1-2020	5,244	5,259
FNMA ±	2.45	3-1-2033	6,964	7,000
FNMA ±	2.45	11-1-2020	918,460	917,884
FNMA ±	2.45	9-1-2028	109,879	112,771
FNMA ±	2.45	1-1-2033	2,200,758	2,354,878
FNMA ±	2.45	4-1-2033	553,031	583,221
FNMA ±	2.45	12-1-2034	1,300,927	1,390,702
FNMA ±	2.46	11-1-2024	160,753	167,810
FNMA ±	2.46	1-1-2028	8,613	8,662
FNMA ±	2.46	9-1-2022	372,128	391,712
FNMA ±	2.46	9-1-2035	883,484	946,633
FNMA ±	2.46	4-1-2036	5,344,529	5,720,726
FNMA ±	2.47	4-1-2030	18,348	18,466
FNMA ±	2.47	4-1-2033	1,768,046	1,892,559
FNMA ±	2.47	1-1-2029	649,353	678,006
FNMA ±	2.47	3-1-2037	5,406,055	5,807,501
FNMA ±	2.47	9-1-2026	106,696	110,094
FNMA ±	2.47	5-1-2033	1,175,117	1,263,298
FNMA ±	2.49	7-1-2020	109,558	111,773
FNMA ±	2.50	7-1-2030	1,266,693	1,356,994
FNMA ±	2.50	7-1-2027	29,995	30,169
FNMA ±	2.50	4-1-2030	19,828	20,867
FNMA ±	2.50	5-1-2017	33,221	34,014
FNMA ±	2.50	7-1-2017	36,054	36,132
FNMA ±	2.50	2-1-2019	1,679	1,689
FNMA ±	2.50	6-1-2025	8,861	8,911
FNMA ±	2.50	7-1-2027	308,981	322,214
FNMA ±	2.50	1-1-2036	132,444	138,107
FNMA ±	2.51	9-1-2030	990,419	1,066,496
FNMA ±	2.51	5-1-2035	764,753	811,758
FNMA ±	2.51	5-1-2036	694,820	746,090
FNMA ±	2.51	8-1-2040	1,099,844	1,182,409
FNMA ±	2.52	9-1-2032	75,408	77,263
FNMA ±	2.52	1-1-2032	121,662	125,579
FNMA ±	2.52	3-1-2033	1,890,622	2,024,546
FNMA ±	2.52	5-1-2028	67,691	68,495
FNMA ±	2.53	7-1-2017	81,676	81,626
FNMA ±	2.53	6-1-2024	54,395	55,158
FNMA ±	2.53	10-1-2024	8,702	9,102
FNMA ±	2.53	7-1-2028	1,240,429	1,302,576
FNMA ±	2.53	11-1-2022	67,115	67,449
FNMA ±	2.53	12-1-2030	878,303	933,020
FNMA ±	2.54	2-1-2035	1,666,734	1,787,297
FNMA ±	2.54	6-1-2027	92,186	94,310
FNMA ±	2.54	8-1-2035	1,708,924	1,834,733
FNMA ±	2.54	9-1-2033	1,212,613	1,289,119
FNMA ±	2.54	10-1-2017	1,988	1,995
FNMA ±	2.54	4-1-2018	343,505	354,875
FNMA ±	2.55	9-1-2019	54,123	54,630
FNMA ±	2.55	9-1-2033	865,234	931,198
FNMA ±	2.56	8-1-2036	535,953	572,747
FNMA ±	2.56	6-1-2030	185,488	191,120
FNMA ±	2.56	5-1-2035	2,323,670	2,484,839
FNMA ±	2.56	7-1-2037	864,506	918,290
FNMA ±	2.57	1-1-2026	356,940	373,014
FNMA ±	2.57	8-1-2035	3,728,400	4,001,244
FNMA ±	2.57	5-1-2018	450	448
FNMA ±	2.57	4-1-2028	318,011	331,547

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	2.58%	5-1-2027	$95,053	$99,278
FNMA ±	2.59	3-1-2035	4,096,274	4,403,593
FNMA ±	2.59	9-1-2021	90,334	91,687
FNMA ±	2.60	6-1-2032	130,515	134,716
FNMA ±	2.60	5-1-2028	202,246	215,345
FNMA ±	2.60	4-1-2036	5,041,811	5,408,409
FNMA ±	2.60	7-1-2037	3,318,232	3,566,676
FNMA ±	2.61	9-1-2019	5,616	5,662
FNMA ±	2.61	6-1-2040	1,139,729	1,203,942
FNMA ±	2.61	9-1-2035	134,071	143,580
FNMA ±	2.62	12-1-2021	64,703	66,400
FNMA ±	2.62	10-1-2027	932,780	988,272
FNMA ±	2.63	6-1-2018	13,619	13,654
FNMA ±	2.63	3-1-2034	1,315,478	1,409,763
FNMA ±	2.64	11-1-2024	85,349	86,249
FNMA ±	2.65	11-1-2024	44,461	44,670
FNMA ±	2.65	3-1-2027	176,430	184,354
FNMA ±	2.65	9-1-2030	810,136	869,225
FNMA ±	2.65	9-1-2030	737,975	787,154
FNMA ±	2.66	10-1-2029	555,439	584,905
FNMA ±	2.67	5-1-2035	3,380,485	3,641,741
FNMA ±	2.68	10-1-2018	184,659	193,430
FNMA ±	2.68	1-1-2025	65,247	66,239
FNMA ±	2.68	8-1-2018	55,306	56,330
FNMA ±	2.70	3-1-2032	137,159	140,791
FNMA ±	2.72	1-1-2029	14,742	15,271
FNMA ±	2.72	10-1-2025	10,896	11,128
FNMA ±	2.72	2-1-2028	46,098	46,429
FNMA ±	2.73	5-1-2035	2,293,038	2,471,329
FNMA ±	2.73	3-1-2035	4,050,868	4,367,828
FNMA ±	2.74	10-1-2018	98,046	98,061
FNMA ±	2.75	9-1-2017	265,491	268,652
FNMA ±	2.75	6-1-2016	26,881	27,207
FNMA ±	2.75	7-1-2016	6,294	6,322
FNMA ±	2.75	6-1-2018	1,332	1,345
FNMA ±	2.75	12-1-2028	118,335	122,427
FNMA ±	2.75	7-1-2039	2,768,121	3,023,549
FNMA ±	2.76	5-1-2018	283,576	283,478
FNMA ±	2.77	10-1-2025	8,756	8,791
FNMA ±	2.77	4-1-2020	1,856,665	1,876,758
FNMA ±	2.78	7-1-2028	346,508	361,374
FNMA ±	2.79	10-1-2028	231,102	240,746
FNMA ±	2.79	1-1-2033	166,255	171,182
FNMA ±	2.79	7-1-2020	1,603,184	1,602,663
FNMA ±	2.81	1-1-2019	2,721	2,727
FNMA ±	2.83	11-1-2035	12,157,801	13,129,982
FNMA ±	2.85	11-1-2034	4,906,911	5,305,663
FNMA ±	2.85	7-1-2019	2,185	2,226
FNMA ±	2.85	4-1-2026	8,405	8,464
FNMA ±	2.86	7-1-2033	40,470	40,781
FNMA ±	2.88	3-1-2019	411,866	436,961
FNMA ±	2.89	5-1-2017	37,079	37,943
FNMA ±	2.92	4-1-2033	508,163	537,341
FNMA ±	2.92	2-1-2029	100,951	103,650
FNMA ±	2.92	4-1-2040	2,554,243	2,766,423
FNMA ±	2.93	9-1-2032	1,742,027	1,905,245
FNMA ±	2.94	1-1-2029	21,561	22,701
FNMA ±	2.95	8-1-2029	592,628	626,555
FNMA ±	2.98	11-1-2028	122,515	126,378
FNMA ±	3.02	1-1-2031	77,884	78,798
FNMA ±	3.05	7-1-2033	1,422	1,436
FNMA ±	3.07	8-1-2030	239,540	245,944
FNMA ±	3.09	8-1-2031	68,165	68,918
FNMA ±	3.10	4-1-2024	351,424	375,305
FNMA ±	3.10	3-1-2030	152,106	156,307
FNMA ±	3.15	10-1-2024	48,103	48,397
FNMA ±	3.16	1-1-2021	407,521	427,882
FNMA ±	3.16	9-1-2033	43,249	43,495
FNMA ±	3.17	1-1-2033	69,875	71,053

Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	3.22%	4-1-2034	$2,766,008	$2,984,483
FNMA ±	3.25	9-1-2017	1,633	1,641
FNMA ±	3.30	2-1-2029	1,929,486	2,076,570
FNMA ±	3.31	10-1-2018	29	29
FNMA ±	3.40	7-1-2028	59,577	61,516
FNMA ±	3.45	11-1-2031	43,693	43,946
FNMA ±	3.45	10-1-2034	242,582	253,660
FNMA ±	3.47	6-1-2024	29,341	29,548
FNMA ±	3.47	11-1-2029	9,876	9,958
FNMA ±	3.51	5-1-2033	1,514,322	1,638,356
FNMA ±	3.52	7-1-2021	158,003	163,176
FNMA ±	3.58	10-1-2017	423,863	433,633
FNMA ±	3.67	5-1-2017	584	589
FNMA ±	3.70	7-1-2017	19,762	20,571
FNMA ±	3.79	4-1-2033	210,155	217,541
FNMA ±	3.85	12-1-2032	169,742	175,945
FNMA ±	3.89	9-1-2028	4,174	4,384
FNMA ±	3.89	9-1-2031	323,738	341,266
FNMA ±	3.92	2-1-2033	97,799	99,375
FNMA ±	3.92	4-1-2032	248,674	251,994
FNMA ±	3.95	9-1-2023	5,613	5,660
FNMA ±	4.03	5-1-2034	462,721	488,883
FNMA ±	4.18	6-1-2019	3,663	3,722
FNMA ±	4.19	9-1-2017	1,114	1,126
FNMA ±	4.20	11-1-2031	139,414	143,016
FNMA ±	4.20	11-1-2031	21,116	21,241
FNMA ±	4.26	8-1-2017	22,002	22,305
FNMA ±	4.30	1-1-2018	699	706
FNMA ±	4.36	12-1-2036	130,285	138,849
FNMA ±	4.47	6-1-2034	306,321	325,530
FNMA ±	4.56	11-1-2019	325	331
FNMA ±	4.62	2-1-2019	349,897	362,760
FNMA ±	4.64	1-1-2019	398,103	411,950
FNMA ±	4.70	6-1-2028	63,637	65,790
FNMA ±	4.73	4-1-2018	142,681	144,408
FNMA ±	5.00	6-1-2028	25,516	25,752
FNMA ±	5.08	5-1-2025	82	83
FNMA ±	5.25	10-1-2021	12,151	12,260
FNMA	5.50	9-1-2019	119,078	125,569
FNMA ±	5.68	1-1-2019	67,105	70,397
FNMA ±	6.00	1-1-2020	9,014	9,235
FNMA ±	6.14	9-1-2017	96	97
FNMA ±	6.45	2-1-2034	70,194	71,099
FNMA	6.50	8-1-2028	67,117	70,215
FNMA	6.50	5-1-2031	195,297	224,846
FNMA	7.00	11-1-2017	7,818	8,103
FNMA	7.06	11-1-2024	45,233	47,071
FNMA	7.06	12-1-2024	32,704	33,383
FNMA	7.06	3-1-2025	61,324	64,365
FNMA	7.06	3-1-2025	9,802	9,933
FNMA	7.06	4-1-2025	22,322	22,625
FNMA	7.06	1-1-2027	57,455	59,598
FNMA	7.50	2-1-2016	32,545	32,859
FNMA	7.50	1-1-2031	170,143	193,124
FNMA	7.50	1-1-2033	310,237	355,415
FNMA	7.50	5-1-2033	221,369	253,240
FNMA	7.50	5-1-2033	205,217	230,984
FNMA	7.50	6-1-2033	131,374	143,319
FNMA	7.50	7-1-2033	151,881	175,364
FNMA	7.50	8-1-2033	113,246	126,595
FNMA	8.00	12-1-2026	112,145	128,375
FNMA	8.00	2-1-2030	218	223
FNMA	8.00	3-1-2030	351	396
FNMA	8.00	7-1-2031	41,380	42,705
FNMA	8.00	5-1-2033	244,357	282,923
FNMA	8.50	10-1-2026	12,839	14,568
FNMA	8.50	2-1-2027	15,306	15,630
FNMA	8.50	6-1-2030	58,777	61,555

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	8.51%	8-15-2024	$70,002	$79,131
FNMA	9.00	7-1-2030	10,158	10,307
FNMA	9.50	8-1-2021	21,035	21,604
FNMA	9.50	12-1-2024	16,253	16,716
FNMA	10.00	1-20-2021	19,965	20,511
FNMA	11.00	1-1-2018	6,359	6,856
FNMA Series 1989-74 Class J	9.80	10-25-2019	18,010	20,173
FNMA Series 1989-96 Class H	9.00	12-25-2019	8,516	9,323
FNMA Series 1992-39 Class FA ±	1.96	3-25-2022	200,026	204,801
FNMA Series 1992-45 Class F ±	1.96	4-25-2022	36,970	37,800
FNMA Series 1992-87 Class Z	8.00	5-25-2022	24,350	27,271
FNMA Series 1993-113 Class FA ±	1.59	7-25-2023	145,697	147,453
FNMA Series 1993-247 Class FM ±	1.89	12-25-2023	502,933	517,159
FNMA Series 1994-14 Class F ±	2.29	10-25-2023	316,982	329,083
FNMA Series 1998-T2 Class A5 ±	3.27	1-25-2032	508,958	517,988
FNMA Series 2001-50 Class BA	7.00	10-25-2041	262,845	305,194
FNMA Series 2001-63 Class FD ±	0.78	12-18-2031	173,176	175,955
FNMA Series 2001-81 Class F ±	0.73	1-25-2032	114,948	116,690
FNMA Series 2001-T08 Class A1	7.50	7-25-2041	192,082	217,134
FNMA Series 2001-T10 Class A2	7.50	12-25-2041	4,203,363	5,086,485
FNMA Series 2001-T12 Class A2	7.50	8-25-2041	308,679	362,177
FNMA Series 2001-T12 Class A4 ±	3.41	8-25-2041	7,494,528	7,785,084
FNMA Series 2001-W03 Class A ±	6.87	9-25-2041	875,060	1,000,845
FNMA Series 2002-05 Class FD ±	1.08	2-25-2032	332,133	340,731
FNMA Series 2002-33 Class A4 ±	4.64	11-25-2030	185,180	193,864
FNMA Series 2002-59 Class F ±	0.58	9-25-2032	670,431	676,815
FNMA Series 2002-66 Class A3 ±	3.17	4-25-2042	10,913,855	11,582,285
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	1,804,144	2,155,503
FNMA Series 2002-T12 Class A5 ±	3.57	10-25-2041	2,670,442	2,806,544
FNMA Series 2002-T18 Class A5 ±	3.64	5-25-2042	2,388,422	2,516,308
FNMA Series 2002-T19 Class A4 ±	3.29	3-25-2042	258,712	275,088
FNMA Series 2002-W1 Class 3A ±	3.06	4-25-2042	1,736,208	1,798,627
FNMA Series 2002-W4 Class A6 ±	3.40	5-25-2042	2,897,564	3,043,660
FNMA Series 2003-07 Class A2 ±	2.50	5-25-2042	1,237,235	1,262,142
FNMA Series 2003-17 Class FN ±	0.48	3-25-2018	456,307	456,425
FNMA Series 2003-63 Class A8 ±	2.68	1-25-2043	1,811,586	1,877,438
FNMA Series 2003-W02 Class 1A3	7.50	7-25-2042	533,263	633,726
FNMA Series 2003-W04 Class 5A ±	2.96	10-25-2042	1,508,446	1,597,002
FNMA Series 2003-W08 Class 4A ±	3.15	11-25-2042	2,112,561	2,215,362
FNMA Series 2003-W10 Class 2A ±	3.07	6-25-2043	4,060,224	4,279,411
FNMA Series 2003-W18 Class 2A ±	3.43	6-25-2043	14,398,237	15,540,536
FNMA Series 2003-W9 Class A ±	0.42	6-25-2033	66,808	64,501
FNMA Series 2004-31 Class FG ±	0.58	8-25-2033	691,067	693,122
FNMA Series 2004-38 Class FT ±	0.61	10-25-2033	436,407	438,874
FNMA Series 2004-T3 Class 1A3	7.00	2-25-2044	737,142	848,978
FNMA Series 2004-T3 Class 2A ±	3.19	8-25-2043	2,415,168	2,555,637
FNMA Series 2004-T9 Class A1 ±	0.46	4-25-2035	613,372	611,173
FNMA Series 2004-W02 Class 5A	7.50	3-25-2044	240,365	277,453
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	421,203	494,778
FNMA Series 2004-W1 Class 3A ±	3.40	1-25-2043	124,840	135,405
FNMA Series 2004-W12 Class 2A ±	3.38	6-25-2044	7,439,306	7,900,685
FNMA Series 2004-W15 Class 3A ±	2.65	6-25-2044	9,572,758	10,353,043
FNMA Series 2005-57 Class EG ±	0.48	3-25-2035	830,114	831,153
FNMA Series 2005-W3 Class 3A ±	2.70	4-25-2045	1,930,550	2,060,265
FNMA Series 2006-15 Class FW ±	0.48	1-25-2036	581,732	584,757
FNMA Series 2006-W1 Class 3A ±	2.16	10-25-2045	10,406,539	11,033,460
FNMA Series 2007-95 Class A2 ±	0.43	8-27-2036	950,896	947,289
FNMA Series 2011-40 Class DK	4.00	11-25-2037	61,160	61,271
FNMA Series G92-20 Class FB ±	1.96	4-25-2022	86,999	86,727
FNMA Series G93-1 Class K	6.68	1-25-2023	608,742	672,954
FNMA Series G93-19 Class FD ±	1.59	4-25-2023	530,204	536,720
GNMA ±	2.06	8-20-2062	7,634,097	8,064,148
GNMA ±	2.07	9-20-2062	2,406,443	2,546,219
GNMA	6.45	4-20-2025	62,229	71,088
GNMA	6.45	5-20-2025	25,207	28,071
GNMA	6.45	9-20-2025	46,543	55,016
GNMA	6.50	6-20-2034	82,085	86,112
GNMA	6.50	8-20-2034	793,329	898,397
GNMA	6.50	8-20-2034	116,370	125,212

Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA		6.75%	2-15-2029	$118,560	$135,498
GNMA		7.00	7-20-2034	63,857	66,418
GNMA		7.25	7-15-2017	4,021	4,035
GNMA		7.25	8-15-2017	16,691	17,049
GNMA		7.25	8-15-2017	11,029	11,156
GNMA		7.25	9-15-2017	18,580	19,167
GNMA		7.25	10-15-2017	24,352	25,361
GNMA		7.25	10-15-2017	10,578	10,701
GNMA		7.25	11-15-2017	12,420	12,572
GNMA		7.25	1-15-2018	4,610	4,626
GNMA		7.25	1-15-2018	7,448	7,476
GNMA		7.25	2-15-2018	14,477	14,667
GNMA		7.25	5-15-2018	8,036	8,067
GNMA		9.00	5-15-2016	2,807	2,820
GNMA		9.00	8-15-2016	4,278	4,299
GNMA		9.00	11-15-2016	1,078	1,092
GNMA		9.00	12-15-2016	113	113
GNMA		9.00	2-15-2017	3,035	3,075
GNMA		9.00	5-15-2017	519	521
GNMA		9.00	7-15-2017	5,493	5,520
GNMA		9.00	3-15-2020	3,235	3,305
GNMA		9.00	8-15-2021	555	558
GNMA		9.00	8-20-2024	352	391
GNMA		9.00	9-20-2024	1,279	1,340
GNMA		9.00	10-20-2024	4,542	4,639
GNMA		9.00	11-20-2024	173	174
GNMA		9.00	1-20-2025	6,847	7,915
GNMA		9.00	2-20-2025	22,531	25,994
GNMA Series 2008-6 Class DF ±		0.58	8-20-2032	59,212	59,225
GNMA Series 2011-H12 Class FA ±		0.67	2-20-2061	3,112,852	3,117,244
GNMA Series 2011-H17 Class FA ±		0.71	6-20-2061	1,628,729	1,633,319

Total Agency Securities (Cost $1,187,929,102)					1,210,798,810

Short-Term Investments : 3.23%

		Yield		Shares
Investment Companies : 3.16%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (l)(u)		0.01		39,590,562	39,590,562

			Maturity date	Principal
U.S. Treasury Securities : 0.07%
U.S. Treasury Bill #(z)		0.04	6-18-2015	$900,000	899,996

Total Short-Term Investments (Cost $40,490,546)					40,490,558

Total investments in securities (Cost $1,228,419,648)*	99.73%				1,251,289,368
Other assets and liabilities, net	0.27				3,421,660

Total net assets	100.00%				$1,254,711,028

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund

*	Cost for federal income tax purposes is $1,229,249,653 and unrealized gains (losses) consists of:

Gross unrealized gains	$23,830,080
Gross unrealized losses	(1,790,365)

Net unrealized gains	$22,039,715

Abbreviations:

FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Wells Fargo Advantage Adjustable Rate Government Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$1,210,798,810	$0	$1,210,798,810
Short-term investments
Investment companies	39,590,562	0	0	39,590,562
U.S. Treasury securities	899,996	0	0	899,996

Total assets	$40,490,558	$1,210,798,810	$0	$1,251,289,368

Liabilities
Futures contracts	$123,078	$0	$0	$123,078

Total liabilities	$123,078	$0	$0	$123,078

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the nine months ended May 31, 2015, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At May 31, 2015, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at May 31, 2015	Unrealized losses
9-21-2015	JPMorgan	184 Short	10-Year U.S. Treasury Notes	$23,494,500	$(194,412)
9-30-2015	JPMorgan	337 Short	5-Year U.S. Treasury Notes	40,347,852	(216,531)

Wells Fargo Advantage Conservative Income Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities : 23.59%
Ally Auto Receivables Trust Series 2014-3 Class A2	0.81%	9-15-2017	$1,000,000	$1,001,326
American Express Credit Account Master Trust Series 2012-2 Class A	0.68	3-15-2018	2,400,000	2,400,898
Bank of the West Auto Trust Series 2014-1 Class A2 144A	0.69	7-17-2017	3,200,000	3,201,037
BMW Vehicle Lease Trust Series 2014-1 Class A2	0.45	3-21-2016	545,622	545,620
California Republic Auto Receivables Trust Series 2014-1 Class A2	0.62	1-17-2017	200,458	200,451
California Republic Auto Receivables Trust Series 2014-3 Class A3	1.09	11-15-2018	1,500,000	1,501,731
Capital One Multi Asset Execution Trust Series 2006-A3 Class A3	5.05	12-17-2018	1,805,000	1,861,993
CarMax Auto Owner Trust Series 2014-4 Class A2A	0.67	2-15-2018	3,200,000	3,200,323
CarMax Auto Owner Trust Series 2015-2 Class A2A	0.82	6-15-2018	500,000	500,138
Citibank Credit Card Issuance Trust Series 2013-A3 Class A3	1.11	7-23-2018	4,220,000	4,237,104
Fifth Third Auto Trust Series 2014-1 Class A2	0.46	8-15-2016	496,037	496,012
Fifth Third Auto Trust Series 2014-1 Class A3	0.68	4-16-2018	2,000,000	2,000,630
Ford Credit Auto Lease Trust Series 2013-B Class A3	0.76	9-15-2016	915,933	916,434
Ford Credit Auto Lease Trust Series 2014-A Class A3	0.68	4-15-2017	900,000	900,335
Ford Credit Auto Lease Trust Series 2015-A Class A2A	0.79	12-15-2017	2,000,000	2,000,294
Ford Credit Auto Lease Trust Series 2015-A Class A2A	0.81	1-15-2018	1,000,000	1,001,408
GE Equipment Transportation LLC Series 2015-1 Class A2	0.89	11-24-2017	1,825,000	1,825,984
GM Financial Automobile Leasing Trust Series 2014-1A Class A2 144A	0.61	7-20-2016	1,122,949	1,121,865
GM Financial Automobile Leasing Trust Series 2014-2A Class A3 144A	1.22	1-22-2018	2,500,000	2,501,358
Golden Credit Card Trust Series 2012-5A Class A 144A	0.79	9-15-2017	3,000,000	3,002,097
Hyundai Auto Lease Securitization Trust Series 2013-A Class A3 144A	0.66	6-15-2016	214,876	214,898
Hyundai Auto Lease Securitization Trust Series 2013-B Class A3 144A	0.98	10-17-2016	1,742,935	1,744,620
Hyundai Auto Lease Securitization Trust Series 2015-A Class A2 144A	1.00	10-16-2017	1,000,000	1,001,829
Hyundai Auto Receivables Trust Series 2012-C Class A3	0.53	4-17-2017	254,863	254,951
John Deere Owner Trust Series 2015-A Class A2A	0.87	2-15-2018	2,000,000	2,003,554
Leaf II Receivables Funding LLC Series 2015-1 Class A2 144A	1.13	3-15-2017	3,500,000	3,491,135
M&T Bank Auto Receivables Trust Series 2013-1A Class A3 144A	1.06	11-15-2017	874,657	876,573
Mercedes-Benz Auto Lease Trust Series 2013-B Class A3	0.62	7-15-2016	641,520	641,329
MMAF Equipment Finance LLC Series 2014-AA Class A2 144A	0.52	4-10-2017	1,705,336	1,703,626
MMAF Equipment Finance LLC Series 2015-AA Class A2 144A	0.96	9-18-2017	2,200,000	2,200,950
Nissan Auto Lease Trust Series 2013-B Class A3	0.75	6-15-2016	1,000,000	1,000,438
Nissan Auto Lease Trust Series 2014-A Class A2A	0.48	9-15-2016	2,924,845	2,923,678
Oscar US Funding Trust Series 2015-1A Class A2A 144A	1.30	2-15-2018	3,000,000	3,002,061
Penarth Master Issuer Series 2013-1A Class A1 144A±	0.57	11-18-2017	2,000,000	2,000,469
Porsche Innovative Lease Owner Trust Series 2015-1 Class A2 144A	0.79	11-21-2017	1,000,000	999,900
Smart Trust Series 2013-2US Class A3A	0.83	1-14-2017	1,740,780	1,740,780
Smart Trust Series 2014-1US Class A2A	0.58	7-14-2016	519,970	519,858
Smart Trust Series 2015-1US Class A2A	0.99	8-14-2017	1,880,000	1,880,649
Volkswagen Auto Lease Trust Series 2014-A Class A3	0.80	4-20-2017	1,765,000	1,765,840
Volkswagen Auto Lease Trust Series 2014-A Class A2A	0.52	10-20-2016	711,459	711,622
Volkswagen Auto Lease Trust Series 2015-A Class A2A	0.87	6-20-2017	1,000,000	1,000,911
Volvo Financial Equipment LLC Series 2014-1A Class A2 144A	0.54	11-15-2016	1,763,292	1,762,675
World Omni Automobile Receivables Trust Series 2013-B Class A2	0.48	11-15-2016	71,985	71,984
World Omni Automobile Receivables Trust Series 2015-A Class A2A	0.79	7-16-2018	1,000,000	1,000,659

Total Asset-Backed Securities (Cost $68,906,907)				68,932,027

Certificates of Deposit : 0.68%
Bank of Tokyo-Mitsubishi LLC	0.66	7-15-2016	2,000,000	1,999,424
Total Certificates of Deposit (Cost $2,000,000)				1,999,424

Corporate Bonds and Notes : 28.72%

Consumer Discretionary : 4.52%

Automobiles : 3.65%
Daimler Finance North America LLC 144A	1.30	7-31-2015	500,000	500,665
Daimler Finance North America LLC 144A	1.45	8-1-2016	3,550,000	3,571,577
Harley-Davidson Financial Services Incorporated 144A	3.88	3-15-2016	3,400,000	3,484,976
Nissan Motor Acceptance Corporation 144A	1.00	3-15-2016	1,845,000	1,848,421
Volkswagen Group of America Finance LLC 144A±	0.75	5-22-2018	1,250,000	1,249,600

				10,655,239

1

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Conservative Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Specialty Retail : 0.87%
Lowe’s Companies Incorporated	2.13%	4-15-2016	$2,500,000	$2,531,563

Financials : 21.62%

Banks : 10.29%
Bank of America Corporation ±%%	0.73	6-5-2017	1,000,000	1,000,000
Bank of America Corporation ±	0.75	2-14-2017	1,890,000	1,891,117
Branch Banking & Trust Company ±	0.59	9-13-2016	1,050,000	1,046,941
Branch Banking & Trust Company	5.63	9-15-2016	250,000	264,325
Branch Banking & Trust Corporation	3.95	4-29-2016	1,350,000	1,388,848
Capital One NA ±	0.78	2-13-2017	1,500,000	1,498,869
Capital One NA ±	0.96	2-5-2018	1,500,000	1,505,064
Citigroup Incorporated ±	0.80	3-10-2017	350,000	349,752
Citigroup Incorporated ±	0.95	11-15-2016	500,000	501,126
Citigroup Incorporated ±	1.24	7-25-2016	500,000	502,088
Credit Suisse New York ±	0.96	4-27-2018	2,500,000	2,501,420
Credit Suisse New York ±	0.97	1-29-2018	1,750,000	1,754,501
Fifth Third Bank	0.90	2-26-2016	2,300,000	2,301,626
JPMorgan Chase & Company ±	0.79	2-15-2017	4,000,000	4,007,756
MUFG Union Bank NA ±	1.02	9-26-2016	1,625,000	1,632,186
PNC Bank NA ±	0.58	8-1-2017	1,650,000	1,646,819
PNC Bank NA ±%%	0.70	6-1-2018	500,000	499,248
PNC Bank NA	1.13	1-27-2017	750,000	751,080
PNC Bank NA	1.30	10-3-2016	2,000,000	2,010,112
UBS AG Stamford Connecticut ±%%	0.84	6-1-2017	1,000,000	1,000,190
UBS AG Stamford Connecticut ±	0.97	3-26-2018	2,000,000	2,004,424

				30,057,492

Capital Markets : 2.40%
Goldman Sachs Group Incorporated ±	0.71	3-22-2016	1,000,000	999,521
Goldman Sachs Group Incorporated	3.63	2-7-2016	1,750,000	1,782,834
Goldman Sachs Group Incorporated	3.70	8-1-2015	721,000	724,490
Merrill Lynch & Company Incorporated	5.30	9-30-2015	595,000	603,438
Morgan Stanley ±	1.01	1-5-2018	1,350,000	1,355,520
Morgan Stanley	3.80	4-29-2016	1,500,000	1,540,671

				7,006,474

Consumer Finance : 4.15%
American Express Centurion Bank	0.88	11-13-2015	900,000	901,203
American Express Credit Corporation	1.30	7-29-2016	1,750,000	1,759,188
American Express Credit Corporation	2.75	9-15-2015	1,021,000	1,027,297
American Honda Finance Corporation ±	0.39	9-2-2016	1,150,000	1,150,641
General Electric Capital Corporation Series A	5.38	10-20-2016	1,500,000	1,590,758
HSBC Finance Corporation	5.00	6-30-2015	1,560,000	1,565,989
HSBC Finance Corporation	5.50	1-19-2016	2,200,000	2,265,157
John Deere Capital Corporation ±	0.57	1-16-2018	1,860,000	1,864,767

				12,125,000

Diversified Financial Services : 0.89%
General Electric Capital Corporation	3.50	6-29-2015	925,000	927,263
General Electric Capital Corporation	5.00	1-8-2016	1,650,000	1,694,806

				2,622,069

Insurance : 3.89%
ACE INA Holdings Incorporated	2.60	11-23-2015	3,810,000	3,843,661
Berkshire Hathaway Finance Corporation ±	0.58	1-12-2018	2,000,000	2,006,144
Jackson National Life Global Funding Company 144A±	0.53	7-29-2016	2,000,000	2,001,512
Principal Life Global Funding II 144A	1.00	12-11-2015	3,500,000	3,507,931

				11,359,248

2

Wells Fargo Advantage Conservative Income Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Care : 1.95%

Health Care Providers & Services : 1.54%
Novant Health Incorporated	5.35%	11-1-2016	$3,300,000	$3,497,779
Providence Health & Services Obligated Group ±	0.92	10-1-2015	1,000,000	1,000,706

				4,498,485

Pharmaceuticals : 0.41%
Bayer US Finance LLC 144A±	0.52	10-7-2016	1,200,000	1,201,225

Utilities : 0.63%

Electric Utilities : 0.63%
Southern Company	2.38	9-15-2015	1,825,000	1,834,612

Total Corporate Bonds and Notes (Cost $83,846,547)				83,891,407

Municipal Obligations : 7.81%

California : 2.41%
California Earthquake Authority (Miscellaneous Revenue) ##	1.19	7-1-2016	1,750,000	1,748,373
Oakland-Alameda County CA Coliseum Authority Series A (Lease Revenue) ##	1.25	2-1-2017	2,250,000	2,245,883
Riverside County CA Public Financing Authority Indian Wells Project Series A Class T (Tax Revenue)	0.83	9-1-2015	1,045,000	1,044,760
University of California Series Y-1 (Education Revenue) ±	0.68	7-1-2041	2,000,000	2,000,180

				7,039,196

Florida : 0.91%
Village Center Florida Community Development District (Water & Sewer Revenue) 144A	1.30	11-1-2015	2,665,000	2,665,240

Illinois : 0.69%
Chicago IL Midway Airport Series C (Airport Revenue)	1.32	1-1-2016	600,000	603,102
Illinois (GO)	4.96	3-1-2016	1,365,000	1,402,524

				2,005,626

Kentucky : 1.71%
Kentucky Municipal Power Agency Series B002 (Miscellaneous Revenue, AGM Insured, Morgan Stanley Bank LIQ) 144A±	0.53	9-1-2037	5,000,000	5,000,000

Minnesota : 0.38%
Saint Paul MN Housing & RDA HealthPartners Obligated Group Series B (Health Revenue) %%	1.04	7-1-2016	1,100,000	1,100,000

New Jersey : 0.65%
New Jersey Building Authority Series B (Miscellaneous Revenue)	0.75	6-15-2015	1,000,000	1,000,200
New Jersey EDA School Facilities Construction Series QQ (Miscellaneous Revenue)	1.10	6-15-2016	900,000	898,560

				1,898,760

New York : 1.06%
Nassau County NY Series C (GO) %%	1.13	12-15-2016	1,400,000	1,399,566
New York NY Housing Development Corporation Series B1 (Housing Revenue)	0.75	5-1-2016	1,700,000	1,702,448

				3,102,014

Total Municipal Obligations (Cost $22,807,666)				22,810,836

3

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Conservative Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities : 3.43%
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-T20 Class A4A ±	5.14%	10-12-2042	$661,952	$664,338
CCG Receivables Trust Class 2014-1 Class A2 144A	1.06	11-15-2021	1,671,537	1,672,878
Citigroup Commercial Mortgage Trust Series 2005-CD1 Class A4 ±	5.23	7-15-2044	1,382,022	1,386,455
Commercial Mortgage Trust Pass-Through Certificate Series 2005-C6 Class A5A ±	5.12	6-10-2044	205,107	205,314
Dell Equipment Finance Trust 2015-1 Class A2 144A	1.01	7-24-2017	2,000,000	2,001,116
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-LDP3 Class A4A ±	4.94	8-15-2042	158,674	158,682
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-LDP5 Class A4 ±	5.24	12-15-2044	1,132,078	1,139,111
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP6 Class A4 ±	5.48	4-15-2043	1,756,101	1,791,458
Merrill Lynch Mortgage Trust Series 2005-CKI1 Class A6 ±	5.28	11-12-2037	988,789	992,950

Total Non-Agency Mortgage-Backed Securities (Cost $10,088,856)				10,012,302

Yankee Corporate Bonds and Notes : 20.50%

Consumer Staples : 2.53%

Food & Staples Retailing : 1.95%
Wesfarmers Limited 144A	2.98	5-18-2016	3,810,000	3,888,094
Woolworths Limited 144A	2.55	9-22-2015	1,813,000	1,822,455

				5,710,549

Tobacco : 0.58%
BAT International Finance plc 144A	1.40	6-5-2015	1,680,000	1,680,067

Energy : 1.71%

Oil, Gas & Consumable Fuels : 1.71%
BP Capital Markets plc ±	0.63	2-10-2017	1,250,000	1,250,341
BP Capital Markets plc	3.13	10-1-2015	1,000,000	1,008,840
BP Capital Markets plc	3.20	3-11-2016	1,701,000	1,734,523
CNPC General Capital Limited 144A±	1.18	5-14-2017	1,000,000	1,001,224

				4,994,928

Financials : 14.62%

Banks : 11.40%
ABN Amro Bank NV 144A±	1.08	10-28-2016	2,000,000	2,012,320
ANZ New Zealand International Limited of London 144A	1.85	10-15-2015	1,050,000	1,055,159
Australia & New Zealand Banking Group Limited 144A±	0.72	1-16-2018	1,500,000	1,502,667
Banco Santander Chile 144A±	1.18	4-11-2017	1,250,000	1,246,493
Bank of Montreal	1.30	7-15-2016	3,000,000	3,018,234
Banque Federative du Credit Mutuel SA 144A±	1.13	1-20-2017	1,000,000	1,006,582
BPCE SA	1.70	4-25-2016	2,695,000	2,711,493
Export-Import Bank of Korea ±	1.03	1-14-2017	1,400,000	1,405,989
Export-Import Bank of Korea 144A	5.38	10-4-2016	1,000,000	1,055,756
Industrial & Commercial Bank of China Limited ±	1.47	11-13-2017	1,500,000	1,507,418
ING Bank NV 144A	2.00	9-25-2015	4,840,000	4,862,346
Kookmin Bank 144A±	1.15	1-27-2017	2,000,000	2,010,528
Kookmin Bank 144A±	1.53	10-11-2016	500,000	504,352
Macquarie Bank Limited 144A±	1.06	3-24-2017	1,000,000	1,005,171
Macquarie Bank Limited 144A	3.45	7-27-2015	1,000,000	1,004,750
Mizuho Bank Limited 144A±	0.91	3-26-2018	2,500,000	2,505,535
National Australia Bank Limited	1.30	7-25-2016	1,000,000	1,006,121
Sumitomo Mitsui Banking Corporation ±	0.86	1-16-2018	1,500,000	1,502,147
Sumitomo Mitsui Trust Bank Limited 144A±	1.05	9-16-2016	750,000	753,348
Suncorp-Metway Limited 144A	1.70	3-28-2017	1,625,000	1,637,870

				33,314,279

Consumer Finance : 1.30%
Volkswagen International Finance NV 144A±	0.72	11-20-2017	725,000	726,159

4

Wells Fargo Advantage Conservative Income Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Consumer Finance (continued)
Volkswagen International Finance NV 144A	1.13%	11-18-2016	$1,000,000	$1,002,351
Volkswagen International Finance NV 144A	2.88	4-1-2016	2,032,000	2,069,901

				3,798,411

Diversified Financial Services : 1.92%
Abbey National Treasury Services plc ±	0.78	3-13-2017	500,000	499,905
Abbey National Treasury Services plc	4.00	4-27-2016	1,300,000	1,337,908
La Caisse Centrale Desjardins du Quebec 144A±	0.94	1-29-2018	3,760,000	3,759,346

				5,597,159

Information Technology : 0.78%

Internet Software & Services : 0.78%
Alibaba Group Holding Limited 144A±	0.81	11-28-2017	2,300,000	2,287,313

Telecommunication Services : 0.86%

Wireless Telecommunication Services : 0.86%
America Movil SAB de CV ±	1.27	9-12-2016	2,500,000	2,507,243

Total Yankee Corporate Bonds and Notes (Cost $59,853,296)				59,889,949

Short-Term Investments : 16.80%

Commercial Paper : 16.35%
Atlantic Asset Securitization LLC 144A(p)(z)	0.22	8-20-2015	2,478,000	2,476,783
Banco de Chile 144A(z)	0.22	8-28-2015	1,150,000	1,149,387
Banco de Credito e Inversiones 144A(z)	0.21	8-18-2015	500,000	499,771
Bennington Stark Capital Company LLC 144A(p)(z)	0.18	7-1-2015	3,500,000	3,499,448
Chinatex Capital Limited 144A(z)	0.35	6-19-2015	2,500,000	2,499,538
CNPC Finance Hong Kong Limited 144A(z)	0.16	6-8-2015	2,300,000	2,299,917
CNPC Finance Hong Kong Limited 144A(z)	0.34	6-9-2015	1,750,000	1,749,852
Coca-Cola Company 144A(z)	0.09	6-22-2015	250,000	249,986
Coca-Cola Company 144A(z)	0.14	9-8-2015	1,500,000	1,499,431
Collateralized Commercial Paper Company LLC (z)	0.30	9-24-2015	1,000,000	999,033
Collateralized Commercial Paper II Company LLC 144A(z)	0.18	7-6-2015	1,500,000	1,499,723
Crown Point Capital Company LLC 144A(p)(z)	0.19	7-9-2015	4,500,000	4,499,093
Institutional Secured Funding LLC 144A(p)(z)	0.28	6-11-2015	1,000,000	999,914
Institutional Secured Funding LLC 144A(p)(z)	0.39	6-1-2015	5,700,000	5,699,938
Midea International Corporation Company Limited (z)	0.35	6-19-2015	2,000,000	1,999,630
Prudential plc 144A(z)	0.17	8-6-2015	1,250,000	1,249,602
Prudential plc 144A(z)	0.22	9-23-2015	5,000,000	4,996,490
Reckitt Benckiser Treasury Services plc 144A(z)	0.21	8-25-2015	2,800,000	2,798,570
Ridgefield Funding Company LLC 144A(p)(z)	0.24	9-2-2015	2,500,000	2,498,427
Suncorp-Metway Limited 144A(z)	0.17	7-6-2015	1,100,000	1,099,813
Suncorp-Metway Limited 144A(z)	0.37	1-5-2016	3,500,000	3,492,158

				47,756,504

	Yield		Shares
Investment Companies : 0.44%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class ##(l)(u)	0.11		1,283,692	1,283,692

			Principal
U.S. Treasury Securities : 0.01%
U.S. Treasury Bill (z)#	0.01	6-18-2015	$30,000	30,000

Total Short-Term Investments (Cost $49,057,594)				49,070,196

5

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Conservative Income Fund

Total investments in securities (Cost $296,560,866)*	101.53%	$296,606,141
Other assets and liabilities, net	(1.53)	(4,460,830)

Total net assets	100.00%	$292,145,311

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
##	All or a portion of this security is segregated for when-issued securities.
(p)	Asset-backed commercial paper
(z)	Zero coupon security. The rate represents the current yield to maturity.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $296,562,481 and unrealized gains (losses) consists of:

Gross unrealized gains	$194,466
Gross unrealized losses	(150,806)

Net unrealized gains	$43,660

Abbreviations:

AGM	Assured Guaranty Municipal
EDA	Economic Development Authority
LIQ	Liquidity agreement
LLC	Limited liability company
plc	Public limited company
RDA	Redevelopment Authority

6

Wells Fargo Advantage Conservative Income Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Asset-backed securities	$0	$68,932,027	$0	$68,932,027
Certificates of deposit	0	1,999,424	0	1,999,424
Corporate bonds and notes	0	83,891,407	0	83,891,407
Municipal obligations	0	22,810,836	0	22,810,836
Non-agency mortgage-backed securities	0	10,012,302	0	10,012,302
Yankee corporate bonds and notes	0	59,889,949	0	59,889,949
Short-term investments
Commercial paper	0	47,756,504	0	47,756,504
Investment companies	1,283,692	0	0	1,283,692
U.S. Treasury securities	30,000	0	0	30,000

Total assets	$1,313,692	$295,292,449	$0	$296,606,141

Liabilities
Futures contracts	$3,750	$0	$0	$3,750

Total liabilities	$3,750	$0	$0	$3,750

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the nine months ended May 31, 2015, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At May 31, 2015, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at May 31, 2015	Unrealized losses
9-30-2015	JPMorgan	40 Short	2-Year U.S. Treasury Notes	$8,754,375	$(9,451)

Wells Fargo Advantage Government Securities Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 65.81%
FDIC Series 2010-S1 Class 1A 144A±	0.73%	2-25-2048	$5,684,954	$5,686,818
FDIC Series 2013-R1 Class A 144A	1.15	3-25-2033	5,045,550	5,016,403
FHLB	5.63	3-14-2036	6,150,000	8,070,079
FHLMC ¤	0.00	11-20-2015	14,000,000	13,993,980
FHLMC ±	1.37	12-15-2036	885,331	915,628
FHLMC ±	2.31	10-1-2026	217,354	226,748
FHLMC	2.38	1-13-2022	10,415,000	10,678,927
FHLMC ±	2.38	6-1-2032	83,797	88,871
FHLMC ±	2.41	9-1-2031	9,322	9,520
FHLMC ±	2.41	9-1-2031	55,379	55,772
FHLMC ±	2.53	1-1-2038	1,096,476	1,186,577
FHLMC ±	2.54	7-1-2029	202,045	210,725
FHLMC ±	2.90	5-1-2026	115,761	122,158
FHLMC ±	3.06	7-1-2032	1,405,806	1,388,710
FHLMC %%	3.50	6-11-2045	54,565,000	56,875,495
FHLMC	4.00	6-1-2044	11,562,002	12,319,248
FHLMC	4.50	3-1-2042	988,480	1,074,424
FHLMC	5.00	5-1-2018	197,772	207,161
FHLMC	5.00	4-1-2019	193,950	203,198
FHLMC	5.00	4-1-2019	177,989	186,439
FHLMC	5.00	6-1-2019	298,958	316,086
FHLMC	5.00	8-1-2019	1,078,935	1,140,758
FHLMC	5.00	10-1-2019	397,385	417,218
FHLMC	5.00	2-1-2020	1,112,631	1,174,105
FHLMC	5.00	8-1-2040	2,949,276	3,294,215
FHLMC	5.50	7-1-2035	7,153,477	8,054,635
FHLMC	5.50	12-1-2038	4,957,302	5,583,760
FHLMC	6.00	1-1-2024	2,891,151	3,166,976
FHLMC	6.00	10-1-2032	64,187	74,004
FHLMC	6.00	5-25-2043	6,482,824	7,578,759
FHLMC ±	6.38	1-1-2026	76,762	79,085
FHLMC	6.50	4-1-2018	16,307	16,858
FHLMC	6.50	4-1-2021	29,028	30,308
FHLMC	6.50	4-1-2022	116,258	133,600
FHLMC	6.50	9-1-2028	35,675	41,406
FHLMC	6.50	9-1-2028	22,897	26,312
FHLMC	6.50	7-1-2031	6	7
FHLMC	6.50	8-1-2037	213,461	231,257
FHLMC	7.00	12-1-2023	5,775	6,633
FHLMC	7.00	5-1-2024	10,866	11,100
FHLMC	7.00	12-1-2026	4,182	4,496
FHLMC	7.00	12-1-2026	848	956
FHLMC	7.00	4-1-2029	3,019	3,485
FHLMC	7.00	4-1-2029	1,670	1,676
FHLMC	7.00	5-1-2029	21,399	24,798
FHLMC	7.00	4-1-2032	192,881	234,496
FHLMC	7.50	11-1-2031	290,746	348,783
FHLMC	7.50	4-1-2032	243,148	288,818
FHLMC	8.00	2-1-2017	5,379	5,581
FHLMC	8.00	8-1-2023	26,728	29,024
FHLMC	8.00	6-1-2024	3,794	3,921
FHLMC	8.00	6-1-2024	11,831	13,212
FHLMC	8.00	6-1-2024	8,091	9,282
FHLMC	8.00	8-1-2026	25,583	31,443
FHLMC	8.00	11-1-2026	27,890	34,363
FHLMC	8.00	11-1-2028	19,522	22,874
FHLMC	8.50	7-1-2022	4,828	5,400
FHLMC	8.50	12-1-2025	16,824	19,629
FHLMC	8.50	5-1-2026	2,698	3,074
FHLMC	8.50	8-1-2026	6,437	6,651
FHLMC	8.50	8-1-2026	25,169	25,289
FHLMC	9.00	6-1-2016	907	915
FHLMC	9.00	1-1-2017	4,116	4,160

1

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Government Securities Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	9.00%	4-1-2017	$6,243	$6,353
FHLMC	9.00	11-1-2018	21,673	21,927
FHLMC	9.00	8-1-2019	401	426
FHLMC	9.00	8-1-2019	75	76
FHLMC	9.00	12-1-2019	181	197
FHLMC	9.00	1-1-2020	19	20
FHLMC	9.00	2-1-2020	128	141
FHLMC	9.00	3-1-2020	1,826	1,859
FHLMC	9.00	3-1-2020	251	260
FHLMC	9.00	9-1-2020	194	213
FHLMC	9.00	9-1-2020	714	743
FHLMC	9.00	12-1-2020	30	30
FHLMC	9.00	3-1-2021	4,036	4,419
FHLMC	9.00	4-1-2021	34,291	35,349
FHLMC	9.00	4-1-2021	3,419	3,543
FHLMC	9.00	4-1-2021	212	237
FHLMC	9.00	7-1-2021	4,462	4,485
FHLMC	9.00	7-1-2021	3,912	4,058
FHLMC	9.00	8-1-2021	555	629
FHLMC	9.00	7-1-2022	596	606
FHLMC	9.00	9-1-2024	1,493	1,664
FHLMC	9.50	9-1-2016	14	14
FHLMC	9.50	10-1-2016	103	107
FHLMC	9.50	8-1-2018	28	28
FHLMC	9.50	8-1-2019	140	152
FHLMC	9.50	2-1-2020	6	7
FHLMC	9.50	6-1-2020	62	68
FHLMC	9.50	8-1-2020	287	318
FHLMC	9.50	9-1-2020	45	50
FHLMC	9.50	9-1-2020	19	19
FHLMC	9.50	9-1-2020	3,763	4,029
FHLMC	9.50	10-1-2020	68	76
FHLMC	9.50	10-1-2020	34	35
FHLMC	9.50	11-1-2020	81	90
FHLMC	9.50	5-1-2021	236	265
FHLMC	9.50	9-17-2022	496,831	531,974
FHLMC	9.50	4-1-2025	58,007	67,032
FHLMC	10.00	8-1-2017	10	10
FHLMC	10.00	1-1-2019	8	8
FHLMC	10.00	12-1-2019	238	263
FHLMC	10.00	3-1-2020	15	17
FHLMC	10.00	6-1-2020	31	34
FHLMC	10.00	7-1-2020	10	10
FHLMC	10.00	8-1-2020	36	41
FHLMC	10.00	10-1-2021	53,416	58,802
FHLMC	10.00	8-17-2022	209,146	225,858
FHLMC	10.00	2-17-2025	566,618	645,039
FHLMC	10.50	2-1-2019	21	21
FHLMC	10.50	5-1-2019	85	87
FHLMC	10.50	6-1-2019	8	9
FHLMC	10.50	8-1-2019	14,849	16,357
FHLMC	10.50	12-1-2019	17,316	17,605
FHLMC	10.50	5-1-2020	4,525	4,612
FHLMC	10.50	5-1-2020	30,693	33,980
FHLMC	10.50	8-1-2020	13,068	13,209
FHLMC	10.50	8-1-2020	30,315	31,687
FHLMC Series 16 Class D	10.00	10-15-2019	9,239	9,708
FHLMC Series 2758 Class FH ±	0.54	3-15-2019	2,414,903	2,421,592
FHLMC Series 2882 Class TF ±	0.44	10-15-2034	2,046,463	2,052,281
FHLMC Series 3221 Class VA	5.00	9-15-2017	3,048,007	3,084,364
FHLMC Series 3706 Class C	2.00	8-15-2020	4,511,357	4,582,329
FHLMC Series 3767 Class PD	4.00	7-15-2040	316,015	328,281
FHLMC Series 3948 Class DA	3.00	12-15-2024	917,147	949,187
FHLMC Series K020 Class X1 ±(c)	1.46	5-25-2022	47,647,878	3,907,650
FHLMC Series T-15 Class A6 ±	0.58	11-25-2028	226,430	223,656

2

Wells Fargo Advantage Government Securities Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC Series T-23 Class A ±	0.46%	5-25-2030	$970,140	$946,327
FHLMC Series T-35 Class A ±	0.46	9-25-2031	1,003,666	942,573
FHLMC Series T-42 Class A6	9.50	2-25-2042	1,218,681	1,512,914
FHLMC Series T-55 Class 2A1 ±	2.76	3-25-2043	670,844	676,762
FHLMC Series T-57 Class 1A1	6.50	7-25-2043	1,582,580	1,855,899
FHLMC Series T-57 Class 2A1 ±	3.28	7-25-2043	3,189,211	3,329,871
FHLMC Series T-67 Class 1A1C ±	2.93	3-25-2036	1,632,941	1,731,294
FHLMC Series T-67 Class 2A1C ±	2.90	3-25-2036	2,920,218	3,043,250
FHLMC Series T-75 Class A1 ±	0.22	12-25-2036	5,351,725	5,321,536
FNMA ¤	0.00	11-25-2015	40,000,000	39,982,280
FNMA ±	0.46	6-27-2036	543,228	542,724
FNMA ±	1.85	1-1-2043	1,975,982	2,038,032
FNMA ±	2.01	5-1-2036	2,320,604	2,464,272
FNMA ±	2.06	12-1-2035	1,698,894	1,802,756
FNMA ±	2.14	5-1-2036	3,090,877	3,246,898
FNMA ±	2.25	8-1-2036	2,965,804	3,165,489
FNMA ±	2.27	4-1-2032	123,458	125,954
FNMA ±	2.31	11-1-2031	202,063	212,269
FNMA ±	2.32	9-1-2031	87,319	92,544
FNMA ±	2.36	9-1-2036	1,528,810	1,629,469
FNMA ±	2.36	6-1-2032	170,438	179,614
FNMA ±	2.38	12-1-2034	1,754,789	1,872,641
FNMA ±	2.40	9-1-2031	454,042	476,956
FNMA ±	2.42	6-1-2034	785,030	826,901
FNMA ±	2.42	12-1-2040	84,901	90,198
FNMA ±	2.44	5-1-2023	1,077,094	1,098,007
FNMA	2.50	4-25-2039	322,368	324,704
FNMA ±	2.58	10-1-2027	243,303	254,198
FNMA	2.63	9-6-2024	16,000,000	16,329,072
FNMA ±	2.63	9-1-2027	591,630	631,438
FNMA ±	2.84	1-1-2033	45,700	46,765
FNMA ±	2.96	7-1-2026	434,155	462,108
FNMA	3.00	4-1-2022	1,159,559	1,211,793
FNMA %%	3.00	6-16-2030	18,235,000	19,041,332
FNMA %%	3.00	6-11-2045	63,150,000	63,950,502
FNMA ±	3.01	5-1-2036	1,265,991	1,347,683
FNMA ±	3.13	2-1-2027	716,306	727,809
FNMA ±	3.36	4-1-2033	79,992	83,358
FNMA %%	3.50	6-16-2030	15,180,000	16,100,288
FNMA %%	3.50	6-11-2045	27,410,000	28,622,037
FNMA ±	3.89	9-1-2028	246,700	259,158
FNMA	4.00	5-1-2021	1,107,433	1,166,719
FNMA %%	4.00	6-16-2030	12,615,000	13,289,903
FNMA %%	4.00	6-11-2045	58,150,000	62,084,202
FNMA ±	4.11	7-1-2033	159,829	164,615
FNMA	4.50	12-1-2018	823,890	861,601
FNMA	4.50	1-1-2026	9,901,956	10,359,032
FNMA %%	4.50	6-11-2045	59,157,000	64,307,350
FNMA	4.68	2-1-2020	3,235,608	3,609,639
FNMA	4.79	5-1-2019	2,145,033	2,376,391
FNMA	5.00	12-1-2018	614,563	644,852
FNMA	5.00	6-1-2019	559,231	586,792
FNMA	5.00	6-1-2023	1,332,749	1,398,432
FNMA	5.00	3-1-2034	1,128,088	1,258,627
FNMA	5.00	8-1-2040	21,909,510	24,450,763
FNMA	5.22	10-1-2015	3,155,575	3,184,699
FNMA	5.30	4-1-2017	6,229,994	6,557,484
FNMA	5.38	5-1-2017	703,733	744,025
FNMA	5.39	1-1-2024	2,471,621	2,816,756
FNMA	5.50	6-1-2016	69,062	72,826
FNMA	5.50	11-1-2023	195,389	216,380
FNMA	5.50	1-1-2025	168,544	181,699
FNMA	5.50	1-1-2025	731,628	792,733

3

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Government Securities Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	5.50%	8-1-2033	$7,555,079	$8,584,793
FNMA	5.50	9-1-2033	3,827,391	4,344,677
FNMA	5.50	9-1-2033	1,716,849	1,950,465
FNMA	5.50	8-1-2035	1,260,012	1,425,857
FNMA	5.50	1-1-2037	1,425,911	1,614,793
FNMA	5.55	5-1-2016	2,686,482	2,791,759
FNMA	5.55	9-1-2019	1,201,156	1,249,887
FNMA	5.61	2-1-2021	2,446,256	2,681,435
FNMA	5.63	2-1-2018	1,064,646	1,172,310
FNMA	5.67	3-1-2016	6,002,014	6,179,423
FNMA	5.67	11-1-2021	5,434,585	5,818,215
FNMA	5.70	3-1-2016	915,765	942,947
FNMA	5.75	5-1-2021	3,446,803	3,899,866
FNMA	5.79	10-1-2017	1,056,328	1,155,478
FNMA	5.95	6-1-2024	1,744,487	2,049,404
FNMA	6.00	5-1-2016	19,395	19,642
FNMA	6.00	3-1-2024	144,582	164,956
FNMA	6.00	2-1-2035	2,116,659	2,383,905
FNMA	6.00	11-1-2037	1,225,878	1,402,545
FNMA %%	6.00	6-11-2045	15,585,000	17,805,863
FNMA	6.08	1-1-2019	575,249	596,236
FNMA	6.50	6-1-2017	65,629	67,563
FNMA	6.50	1-1-2024	44,762	51,534
FNMA	6.50	3-1-2028	41,931	46,538
FNMA	6.50	12-1-2029	450,702	525,018
FNMA	6.50	11-1-2031	106,268	122,346
FNMA	6.50	7-1-2036	725,698	835,496
FNMA	6.50	7-1-2036	561,503	651,484
FNMA	6.50	7-25-2042	2,225,965	2,524,562
FNMA	6.65	5-1-2016	1,372,845	1,439,612
FNMA	7.00	11-1-2026	13,907	16,244
FNMA	7.00	9-1-2031	5,745	5,777
FNMA	7.00	1-1-2032	6,659	7,650
FNMA	7.00	2-1-2032	8,128	8,413
FNMA	7.00	2-1-2032	144,366	173,835
FNMA	7.00	10-1-2032	343,321	415,396
FNMA	7.00	2-1-2034	3,239	3,775
FNMA	7.00	4-1-2034	284,785	342,688
FNMA	7.00	1-1-2036	6,812	7,413
FNMA	7.00	9-1-2036	249,961	278,976
FNMA	7.50	9-1-2031	141,939	177,204
FNMA	7.50	11-25-2031	710,015	828,072
FNMA	7.50	2-1-2032	50,556	61,187
FNMA	7.50	10-1-2037	1,913,339	2,254,294
FNMA	8.00	5-1-2027	55,642	58,660
FNMA	8.00	10-1-2027	10,410	10,551
FNMA	8.00	6-1-2028	8,193	9,360
FNMA	8.00	2-1-2030	167,881	194,160
FNMA	8.00	7-1-2031	1,874,385	2,310,842
FNMA	8.50	5-1-2017	2,192	2,296
FNMA	8.50	5-1-2017	139,079	145,595
FNMA	8.50	8-1-2024	33,648	38,002
FNMA	8.50	5-1-2026	194,239	220,934
FNMA	8.50	7-1-2026	31,372	33,684
FNMA	8.50	8-1-2026	15,884	16,272
FNMA	8.50	9-1-2026	166	167
FNMA	8.50	10-1-2026	363	382
FNMA	8.50	10-1-2026	8,545	8,583
FNMA	8.50	10-1-2026	34,466	35,132
FNMA	8.50	11-1-2026	11,063	11,808
FNMA	8.50	11-1-2026	34,332	35,502
FNMA	8.50	12-1-2026	22,020	25,372
FNMA	8.50	12-1-2026	324	326
FNMA	8.50	12-1-2026	229,465	271,162
FNMA	8.50	2-1-2027	397	443

4

Wells Fargo Advantage Government Securities Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	8.50%	2-1-2027	$8,650	$8,740
FNMA	8.50	3-1-2027	1,270	1,469
FNMA	8.50	3-1-2027	2,890	2,903
FNMA	8.50	6-1-2027	255,153	292,815
FNMA	8.50	7-1-2029	940	944
FNMA	9.00	3-1-2021	29,767	31,701
FNMA	9.00	6-1-2021	195	217
FNMA	9.00	7-1-2021	48,895	53,706
FNMA	9.00	8-1-2021	266	300
FNMA	9.00	10-1-2021	27,971	28,386
FNMA	9.00	1-1-2025	2,810	2,872
FNMA	9.00	1-1-2025	22,777	26,150
FNMA	9.00	2-1-2025	8,437	8,477
FNMA	9.00	3-1-2025	319	319
FNMA	9.00	3-1-2025	2,469	2,496
FNMA	9.00	3-1-2025	1,499	1,506
FNMA	9.00	4-1-2025	3,365	3,381
FNMA	9.00	7-1-2028	39,270	42,568
FNMA	9.50	11-1-2020	187	209
FNMA	9.50	12-15-2020	55,129	61,419
FNMA	9.50	1-1-2021	26,055	27,393
FNMA	9.50	6-1-2022	3,671	3,733
FNMA	9.50	7-1-2028	59,917	63,492
FNMA	10.00	12-1-2020	76,761	85,242
FNMA	11.00	2-1-2019	8,497	8,596
FNMA	11.00	10-15-2020	2,274	2,329
FNMA	11.25	2-1-2016	48	48
FNMA Series 161 Class 2 (c)	8.50	7-25-2022	61,412	14,771
FNMA Series 1988-2 Class Z	10.10	2-25-2018	1,263	1,273
FNMA Series 1988-7 Class Z	9.25	4-25-2018	18,572	19,935
FNMA Series 1989-10 Class Z	9.50	3-25-2019	137,172	150,514
FNMA Series 1989-100 Class Z	8.75	12-25-2019	76,113	83,587
FNMA Series 1989-12 Class Y	10.00	3-25-2019	175,495	192,706
FNMA Series 1989-22 Class G	10.00	5-25-2019	156,123	173,778
FNMA Series 1989-63 Class Z	9.40	10-25-2019	16,332	17,652
FNMA Series 1989-98 Class E	9.20	12-25-2019	47,898	52,106
FNMA Series 1990-144 Class W	9.50	12-25-2020	100,421	113,291
FNMA Series 1990-75 Class Z	9.50	7-25-2020	125,872	141,692
FNMA Series 1990-84 Class Y	9.00	7-25-2020	26,261	29,068
FNMA Series 1990-96 Class Z	9.67	8-25-2020	171,453	193,907
FNMA Series 1991-5 Class Z	8.75	1-25-2021	39,100	43,077
FNMA Series 1991-85 Class Z	8.00	6-25-2021	92,891	100,031
FNMA Series 1992-45 Class Z	8.00	4-25-2022	135,318	154,699
FNMA Series 1999-W6 Class A ±	9.09	9-25-2028	15,035	15,708
FNMA Series 2000-T6 Class A2	9.50	6-25-2030	1,162,811	1,319,735
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	1,760,904	2,034,506
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	444,783	519,987
FNMA Series 2001-T4 Class A1	7.50	7-25-2041	1,062,450	1,283,321
FNMA Series 2002-T12 Class A5 ±	3.57	10-25-2041	1,506,027	1,582,783
FNMA Series 2002-T19 Class A1	6.50	7-25-2042	5,995,044	6,836,503
FNMA Series 2002-T5 Class A1 ±	0.42	5-25-2032	368,513	363,137
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	982,397	1,089,263
FNMA Series 2003-T2 Class A1 ±	0.46	3-25-2033	410,829	398,799
FNMA Series 2003-W1 Class 1A1 ±	5.80	12-25-2042	924,156	1,034,174
FNMA Series 2003-W11 Class A1 ±	3.46	6-25-2033	123,224	129,177
FNMA Series 2003-W3 Class 1A4 ±	3.44	8-25-2042	3,806,515	4,075,290
FNMA Series 2003-W5 Class A ±	0.40	4-25-2033	622,118	609,647
FNMA Series 2003-W6 Class 6A ±	3.12	8-25-2042	2,669,032	2,888,733
FNMA Series 2003-W6 Class PT4 ±	8.84	10-25-2042	2,336,682	2,772,569
FNMA Series 2003-W8 Class PT1 ±	9.67	12-25-2042	948,701	1,097,207
FNMA Series 2003-W9 Class A ±	0.42	6-25-2033	153,593	148,290
FNMA Series 2004-79 Class FA ±	0.47	8-25-2032	1,318,344	1,319,893
FNMA Series 2004-T1 Class 1A2	6.50	1-25-2044	908,867	1,045,202

5

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Government Securities Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA Series 2004-W1 Class 2A2	7.00%	12-25-2033	$2,058,166	$2,417,678
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	1,546,221	1,790,646
FNMA Series 2005-71 Class DB	4.50	8-25-2025	1,674,272	1,796,340
FNMA Series 2006-M2 Class A2F ±	5.26	5-25-2020	6,471,816	7,117,450
FNMA Series 2007-2 Class FA ±	0.38	2-25-2037	92,444	92,472
FNMA Series 2007-W10 Class 2A ±	6.31	8-25-2047	908,500	1,032,149
FNMA Series 2009-108 Class DE	4.50	8-25-2027	14,544	14,551
FNMA Series 2009-3 Class HL	5.00	2-25-2039	624,061	643,423
FNMA Series 2011-15 Class HI (c)	5.50	3-25-2026	2,770,237	242,421
FNMA Series 2011-42 Class A	3.00	2-25-2024	1,151,693	1,190,438
FNMA Series 265 Class 2	9.00	3-25-2024	169,215	197,028
FNMA Series G-8 Class E	9.00	4-25-2021	133,451	149,087
FNMA Series G92-30 Class Z	7.00	6-25-2022	232,409	252,000
FNMA Series G93-39 Class ZQ	6.50	12-25-2023	2,507,997	2,781,193
GNMA ±	3.00	8-20-2020	181,499	191,274
GNMA ±	3.00	11-20-2020	122,258	128,268
GNMA %%	3.00	6-18-2045	24,525,000	25,122,799
GNMA %%	3.50	6-18-2045	36,705,000	38,524,478
GNMA	4.00	1-20-2045	16,949,129	18,051,022
GNMA	5.00	7-20-2040	7,310,550	8,194,248
GNMA	6.00	8-20-2034	318,300	361,139
GNMA	6.50	12-15-2025	41,710	47,669
GNMA	6.50	5-15-2029	2,424	2,770
GNMA	6.50	5-15-2031	2,562	2,928
GNMA	6.50	9-20-2033	90,329	109,416
GNMA	7.00	12-15-2022	46,549	50,973
GNMA	7.00	5-15-2026	4,874	5,441
GNMA	7.00	3-15-2028	69,884	77,849
GNMA	7.00	1-15-2031	473	488
GNMA	7.00	4-15-2031	1,244	1,285
GNMA	7.00	8-15-2031	21,910	23,254
GNMA	7.00	3-15-2032	16,318	16,820
GNMA	7.34	10-20-2021	56,489	58,582
GNMA	7.34	12-20-2021	20,092	20,169
GNMA	7.34	2-20-2022	17,015	17,080
GNMA	7.34	4-20-2022	24,695	24,790
GNMA	7.34	9-20-2022	37,613	39,374
GNMA	8.00	6-15-2023	6,342	7,071
GNMA	8.00	12-15-2023	428,484	501,398
GNMA	8.00	2-15-2024	1,212	1,370
GNMA	8.00	9-15-2024	4,685	4,901
GNMA	8.00	6-15-2025	91	91
GNMA	8.35	4-15-2020	288,763	316,366
GNMA	8.40	5-15-2020	172,738	190,840
GNMA	8.50	7-15-2016	391	393
GNMA	9.00	12-15-2016	2,321	2,333
GNMA	9.50	10-20-2019	63,701	68,524
GNMA	10.00	12-15-2018	6,365	6,403
GNMA	12.50	4-15-2019	58	59
GNMA Series 2002-53 Class IO ± (c)	0.10	4-16-2042	468,604	15
GNMA Series 2005-23 Class IO ±(c)	0.37	6-17-2045	9,990,166	26,634
GNMA Series 2006-32 Class C ±	5.28	11-16-2038	6,900,784	7,189,167
GNMA Series 2006-32 Class XM ±(c)	0.02	11-16-2045	13,632,674	18,227
GNMA Series 2006-68 Class D ±	5.31	12-16-2037	12,520,000	13,700,849
GNMA Series 2007-35 Class NF ±	0.28	10-16-2035	3,685,092	3,684,204
GNMA Series 2007-44 Class FP ±	0.35	3-20-2036	578,854	578,847
GNMA Series 2007-69 Class D ±	5.25	6-16-2041	1,000,000	1,090,187
GNMA Series 2008-22 Class XM ±(c)	0.61	2-16-2050	41,007,252	1,455,306
SBA (c)(a)(i)	1.30	2-15-2018	171,869	2,686
SBA Series 1992-6 Class A (c)(a)(i)	2.09	10-15-2017	166,218	3,907
TVA	5.38	4-1-2056	3,670,000	4,611,113

Total Agency Securities (Cost $840,459,614)				859,605,751

6

Wells Fargo Advantage Government Securities Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 0.59%

Texas : 0.59%
San Antonio TX Retama Development Corporation (Miscellaneous Revenue)	10.00%	12-15-2020	$5,405,000	$7,623,590

Total Municipal Obligations (Cost $6,618,939)				7,623,590

Non-Agency Mortgage-Backed Securities : 5.77%
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class A 144A	2.81	4-10-2028	5,000,000	5,120,760
Citigroup Commercial Mortgage Trust Series 2005-CD1 Class A4 ±	5.23	7-15-2044	6,597	6,618
Citigroup Commercial Mortgage Trust Series 2006-C4 Class A3 ±	5.78	3-15-2049	8,753,960	8,990,693
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4	5.43	10-15-2049	11,280,000	11,796,207
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class A5	3.14	2-10-2048	6,130,000	6,196,780
GAHR Commercial Mortgage Trust Series 2015-NRF Class AFX 144A	3.23	12-15-2019	4,195,000	4,339,874
GE Capital Commercial Mortgage Corporation Series 2005-C3 Class A7A ±	4.97	7-10-2045	2,192,863	2,190,960
GS Mortgage Securities Trust Series 2013-G1 Class A2 144A±	3.56	4-10-2031	5,349,842	5,417,753
JPMBB Commercial Mortgage Securities Series 2015-C28 Class A4	3.23	10-15-2048	6,200,000	6,304,892
Lehman Brothers UBS Commercial Mortgage Trust Series 2006-C1 Class A4	5.16	2-15-2031	11,219,468	11,350,444
Morgan Stanley Capital I Series 2006-HQ8 Class A4 ±	5.42	3-12-2044	2,173,739	2,194,031
NCUA Guaranteed Notes Program Series 2010-C1 Class APT	2.65	10-29-2020	7,430,400	7,599,508
NCUA Guaranteed Notes Program Series 2011-R4 Class 1A ±	0.56	3-6-2020	2,122,309	2,127,332
NCUA Guaranteed Notes Program Series 2011-R6 Class 1A ±	0.56	5-7-2020	780,189	780,524
Vendee Mortgage Trust Series 1995-1 Class 4 ±	8.76	2-15-2025	364,528	417,128
Vendee Mortgage Trust Series 1995-2C Class 3A	8.79	6-15-2025	469,295	574,584

Total Non-Agency Mortgage-Backed Securities (Cost $76,439,020)				75,408,088

U.S. Treasury Securities : 56.14%
U.S. Treasury Bond ##	2.75	8-15-2042	16,720,000	16,234,083
U.S. Treasury Bond	3.00	11-15-2044	5,965,000	6,092,222
U.S. Treasury Bond	3.75	8-15-2041	17,565,000	20,504,397
U.S. Treasury Bond ##	4.50	2-15-2036	7,475,000	9,675,453
U.S. Treasury Bond	4.63	2-15-2040	20,150,000	26,602,715
U.S. Treasury Bond	6.25	8-15-2023	10,860,000	14,395,440
U.S. Treasury Bond	7.25	8-15-2022	4,685,000	6,411,132
U.S. Treasury Note ±	0.06	1-31-2016	130,990,000	130,982,141
U.S. Treasury Note ##	0.25	9-30-2015	90,000,000	90,035,190
U.S. Treasury Note	0.25	11-30-2015	43,700,000	43,734,130
U.S. Treasury Note ##	0.25	12-31-2015	110,000,000	110,043,010
U.S. Treasury Note ##	0.38	11-15-2015	81,495,000	81,596,869
U.S. Treasury Note ##	0.38	2-15-2016	97,455,000	97,569,217
U.S. Treasury Note	1.00	8-31-2016	12,240,000	12,333,709
U.S. Treasury Note	1.38	2-28-2019	56,455,000	56,803,440
U.S. Treasury Note	2.13	5-15-2025	10,285,000	10,291,428

Total U.S. Treasury Securities (Cost $723,951,611)				733,304,576

Yankee Corporate Bonds and Notes : 1.51%

Financials : 1.51%

Banks : 1.51%
Bank of Nova Scotia 144A	1.65	10-29-2015	13,235,000	13,295,616
Royal Bank of Canada Incorporated	2.00	10-1-2018	6,370,000	6,468,964

Total Yankee Corporate Bonds and Notes (Cost $19,599,782)				19,764,580

7

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Government Securities Fund

Security name		Yield		Shares	Value
Short-Term Investments : 0.92%

Investment Companies : 0.80%
Wells Fargo Advantage Government Money Market Fund, Institutional Class ##(l)(u)		0.01%		10,364,424	$10,364,424

			Maturity date	Principal
U.S. Treasury Securities : 0.12%
U.S. Treasury Bill (z)#		0.03	6-18-2015	$1,600,000	1,599,992

Total Short-Term Investments (Cost $11,964,396)					11,964,416

Total investments in securities (Cost $1,679,033,362)*	130.74%				1,707,671,001
Other assets and liabilities, net	(30.74)				(401,514,684)

Total net assets	100.00%				$1,306,156,317

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment.The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is issued on a when-issued basis.
(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
##	All or a portion of this security is segregated for when-issued securities.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $1,680,025,235 and unrealized gains (losses) consists of:

Gross unrealized gains	$34,187,867
Gross unrealized losses	(6,542,101)

Net unrealized gains	$27,645,766

Abbreviations:

FDIC	Federal Deposit Insurance Corporation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
SBA	Small Business Authority
TVA	Tennessee Valley Authority

8

Wells Fargo Advantage Government Securities Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2015 (unaudited)

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$859,599,158	$6,593	$859,605,751
Municipal obligations	0	7,623,590	0	7,623,590
Non-agency mortgage-backed securities	0	75,408,088	0	75,408,088
U.S. Treasury securities	733,304,576	0	0	733,304,576
Yankee corporate bonds and notes	0	19,764,580	0	19,764,580
Short-term investments
Investment companies	10,364,424	0	0	10,364,424
U.S. Treasury securities	1,599,992	0	0	1,599,992

	745,268,992	962,395,416	6,593	1,707,671,001

Futures contracts	307,179	0	0	307,179

Total assets	$745,576,171	$962,395,416	$6,593	$1,707,978,180

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

As of May 31, 2015, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At May 31, 2015, the Fund had long futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at May 31, 2015	Unrealized gains
9-21-2015	JPMorgan	672 Long	10-Year U.S. Treasury Notes	$85,806,000	$645,692
9-30-2015	JPMorgan	682 Long	5-Year U.S. Treasury Notes	81,653,516	354,876
9-30-2015	JPMorgan	123 Long	2-Year U.S. Treasury Notes	26,919,703	40,126

Wells Fargo Advantage High Income Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 75.10%

Consumer Discretionary : 17.66%

Auto Components : 3.03%
American Axle Manufacturing Incorporated	6.63%	10-15-2022	$6,000,000	$6,442,500
Goodyear Tire & Rubber Company	6.50	3-1-2021	5,000,000	5,325,000
Lear Corporation	5.25	1-15-2025	2,500,000	2,525,000
ZF North America Capital Incorporated 144A	4.00	4-29-2020	675,000	686,813
ZF North America Capital Incorporated 144A	4.50	4-29-2022	500,000	508,750
ZF North America Capital Incorporated 144A	4.75	4-29-2025	250,000	250,313

				15,738,376

Automobiles : 2.45%
Chrysler Group LLC	8.25	6-15-2021	4,000,000	4,418,000
General Motors Financial Company Incorporated	4.00	1-15-2025	3,000,000	2,974,371
General Motors Financial Company Incorporated	4.25	5-15-2023	3,215,000	3,292,784
General Motors Financial Company Incorporated	4.38	9-25-2021	2,000,000	2,083,048

				12,768,203

Diversified Consumer Services : 0.23%
Ashtead Capital Incorporated 144A	5.63	10-1-2024	1,135,000	1,183,238

Hotels, Restaurants & Leisure : 1.26%
MGM Resorts International Company	6.63	12-15-2021	2,000,000	2,150,000
MGM Resorts International Company	8.63	2-1-2019	1,000,000	1,150,000
Tunica-Biloxi Gaming Authority 144A(s)(i)	9.00	11-15-2015	6,260,000	3,255,200

				6,555,200

Household Durables : 2.18%
Beazer Homes USA Company	7.25	2-1-2023	3,000,000	2,925,000
KB Home	7.50	9-15-2022	3,000,000	3,150,000
Lennar Corporation	4.75	5-30-2025	2,500,000	2,443,750
Standard Pacific Corporation	8.38	1-15-2021	2,400,000	2,808,000

				11,326,750

Media : 6.07%
CCO Holdings LLC	6.50	4-30-2021	4,000,000	4,207,500
CCO Holdings LLC	6.63	1-31-2022	2,000,000	2,127,500
Clear Channel Communications Incorporated «	10.00	1-15-2018	3,000,000	2,587,500
Clear Channel Communications Incorporated (PIK at 14.00%) ¥	14.00	2-1-2021	2,060,602	1,586,664
Clear Channel Worldwide Holdings Incorporated	6.50	11-15-2022	5,000,000	5,237,500
Cumulus Media Holdings Incorporated «	7.75	5-1-2019	2,400,000	2,256,000
DISH DBS Corporation	5.88	7-15-2022	3,000,000	3,060,000
Gannett Company Incorporated 144A	5.50	9-15-2024	885,000	900,488
iHeartCommunications Incorporated	9.00	3-1-2021	2,000,000	1,890,000
Nielsen Finance LLC 144A	5.00	4-15-2022	500,000	501,875
Sinclair Television Group Incorporated 144A	5.63	8-1-2024	3,000,000	3,030,000
Sirius XM Radio Incorporated 144A	5.75	8-1-2021	2,000,000	2,082,500
Sirius XM Radio Incorporated 144A	6.00	7-15-2024	2,000,000	2,075,400

				31,542,927

Specialty Retail : 2.25%
L Brands Incorporated	6.63	4-1-2021	3,000,000	3,390,000
Neiman Marcus Group Limited 144A	8.00	10-15-2021	4,500,000	4,826,250
Outerwall Incorporated 144A	5.88	6-15-2021	1,000,000	937,500
Sally Beauty Holdings Incorporated	5.75	6-1-2022	2,400,000	2,556,000

				11,709,750

Textiles, Apparel & Luxury Goods : 0.19%
JC Penney Corporation Incorporated	8.13	10-1-2019	1,000,000	1,007,500

1

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage High Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Consumer Staples : 2.79%

Food Products : 2.19%
Dean Foods Company 144A	6.50%	3-15-2023	$2,000,000	$2,080,000
JBS USA LLC/JBS USA Finance Incorporated 144A	5.88	7-15-2024	3,500,000	3,605,000
Post Holdings Incorporated 144A	6.75	12-1-2021	3,000,000	2,970,000
TreeHouse Foods Incorporated	4.88	3-15-2022	2,730,000	2,743,650

				11,398,650

Household Products : 0.60%
Spectrum Brands Incorporated 144A	5.75	7-15-2025	3,000,000	3,082,500

Energy : 11.36%

Energy Equipment & Services : 2.05%
EP Energy LLC & Everest Acquisition Finance Incorporated	9.38	5-1-2020	2,000,000	2,175,000
Gulfmark Offshore Incorporated	6.38	3-15-2022	2,000,000	1,610,000
Key Energy Services Incorporated	6.75	3-1-2021	4,000,000	2,590,000
SESI LLC	7.13	12-15-2021	4,000,000	4,280,000

				10,655,000

Oil, Gas & Consumable Fuels : 9.31%
BreitBurn Energy Partners LP	8.63	10-15-2020	3,000,000	2,670,000
California Resources Corporation	6.00	11-15-2024	2,000,000	1,840,000
Carrizo Oil & Gas Incorporated	6.25	4-15-2023	2,000,000	2,040,000
Chesapeake Energy Corporation	4.88	4-15-2022	2,000,000	1,905,000
Chesapeake Energy Corporation	6.63	11-15-2019	3,100,000	2,563,313
Consol Energy Incorporated	5.88	4-15-2022	3,000,000	2,818,125
Crestwood Midstream Partners LP	6.13	3-1-2022	2,500,000	2,609,375
Energy XXI Gulf Coast Incorporated 144A	11.00	3-15-2020	3,000,000	2,745,000
EP Energy LLC/Everest Acquisition Finance Incorporated 144A	6.38	6-15-2023	1,000,000	1,001,250
Halcon Resources Corporation «	8.88	5-15-2021	2,000,000	1,405,000
Midstates Petroleum Incorporated LLC	10.75	10-1-2020	1,000,000	475,000
Newfield Exploration Company	5.38	1-1-2026	1,065,000	1,102,275
Oasis Petroleum Incorporated	6.88	1-15-2023	4,000,000	4,060,000
Penn Virginia Corporation	8.50	5-1-2020	3,000,000	2,842,500
Sabine Pass Liquefaction LLC	5.63	2-1-2021	4,500,000	4,649,063
Targa Resources Partners Incorporated	6.88	2-1-2021	4,000,000	4,190,000
Tesoro Logistics LP Corporation	6.13	10-15-2021	3,500,000	3,675,000
Transocean Incorporated	6.38	12-15-2021	2,000,000	1,882,500
Ultra Petroleum Corporation 144A	5.75	12-15-2018	3,000,000	2,902,500
Whiting Petroleum Corporation 144A	6.25	4-1-2023	1,000,000	1,025,000

				48,400,901

Financials : 7.79%

Banks : 1.59%
Bank of America Corporation ±	6.10	12-29-2049	3,000,000	3,026,250
CIT Group Incorporated	5.25	3-15-2018	5,000,000	5,225,000

				8,251,250

Capital Markets : 1.16%
Goldman Sachs Group Incorporated ±	5.38	12-29-2049	3,000,000	2,992,500
Morgan Stanley ±	5.55	12-29-2049	3,000,000	3,011,250

				6,003,750

Consumer Finance : 2.66%
Ally Financial Incorporated	4.13	2-13-2022	2,000,000	1,950,000
Ally Financial Incorporated	5.50	2-15-2017	1,500,000	1,567,500
Ally Financial Incorporated	6.25	12-1-2017	2,000,000	2,145,000
Ally Financial Incorporated	8.00	3-15-2020	1,580,000	1,868,350
Navient Corporation	5.00	10-26-2020	1,000,000	997,500
Navient Corporation	5.88	10-25-2024	3,000,000	2,865,000

2

Wells Fargo Advantage High Income Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Consumer Finance (continued)
SLM Corporation	5.50%	1-25-2023	$2,500,000	$2,437,500

				13,830,850

Diversified Financial Services : 1.29%
Alphabet Holdings Company Incorporated (PIK at 8.50%) ¥	7.75	11-1-2017	3,500,000	3,539,375
Argos Merger Incorporated 144A	7.13	3-15-2023	3,000,000	3,180,000

				6,719,375

Insurance : 0.50%
Genworth Holdings Incorporated	4.80	2-15-2024	3,000,000	2,580,000

Real Estate Management & Development : 0.59%
CBRE Services Incorporated	5.00	3-15-2023	3,000,000	3,090,000

Health Care : 7.74%

Health Care Equipment & Supplies : 1.39%
Biomet Incorporated	6.50	8-1-2020	5,000,000	5,283,750
DJO Finco Incorporated 144A	8.13	6-15-2021	1,000,000	1,030,000
Universal Hospital Services Incorporated	7.63	8-15-2020	1,000,000	926,250

				7,240,000

Health Care Providers & Services : 6.35%
Community Health Systems Incorporated	6.88	2-1-2022	1,000,000	1,068,750
Community Health Systems Incorporated	8.00	11-15-2019	4,000,000	4,250,000
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	3,000,000	2,973,750
Hanger Orthopedic Group	7.13	11-15-2018	4,000,000	4,020,000
HCA Incorporated	4.75	5-1-2023	6,000,000	6,210,000
Kindred Healthcare Incorporated 144A	8.75	1-15-2023	4,000,000	4,440,000
Select Medical Corporation	6.38	6-1-2021	3,500,000	3,517,500
Tenet Healthcare Corporation	8.13	4-1-2022	6,000,000	6,540,000

				33,020,000

Industrials : 10.57%

Aerospace & Defense : 2.50%
DigitalGlobe Incorporated 144A	5.25	2-1-2021	5,000,000	5,001,000
Esterline Technologies Corporation	7.00	8-1-2020	3,750,000	3,909,375
TransDigm Group Incorporated	6.50	7-15-2024	4,000,000	4,080,000

				12,990,375

Airlines : 0.54%
United Continental Holdings Incorporated	6.00	12-1-2020	2,700,000	2,801,250

Building Products : 0.60%
USG Corporation 144A	5.50	3-1-2025	3,000,000	3,105,000

Commercial Services & Supplies : 1.91%
Casella Waste Systems Incorporated	7.75	2-15-2019	4,250,000	4,366,875
The ADT Corporation «	6.25	10-15-2021	2,500,000	2,681,250
West Corporation 144A	5.38	7-15-2022	3,000,000	2,910,000

				9,958,125

Machinery : 2.22%
Manitowoc Company Incorporated	8.50	11-1-2020	4,000,000	4,250,000
Navistar International Corporation	8.25	11-1-2021	4,000,000	4,000,000
Terex Corporation	6.00	5-15-2021	3,250,000	3,306,875

				11,556,875

3

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage High Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Road & Rail : 0.74%
The Hertz Corporation	5.88%	10-15-2020	$2,750,000	$2,808,438
The Hertz Corporation	6.25	10-15-2022	1,000,000	1,027,500

				3,835,938

Trading Companies & Distributors : 2.06%
Aircastle Limited	5.50	2-15-2022	2,500,000	2,643,750
Ashtead Capital Incorporated 144A	6.50	7-15-2022	3,740,000	4,015,825
United Rentals North America Incorporated	5.75	11-15-2024	4,000,000	4,065,000

				10,724,575

Information Technology : 2.87%

Communications Equipment : 0.20%
CommScope Technologies Finance LLC 144A%%	6.00	6-15-2025	1,000,000	1,012,500

Internet Software & Services : 0.10%
Infor (US) Incorporated 144A	6.50	5-15-2022	500,000	519,450

IT Services : 2.57%
First Data Corporation	10.63	6-15-2021	1,950,000	2,203,500
First Data Corporation (PIK at 10.00%) 144A¥	8.75	1-15-2022	3,000,000	3,210,000
iGATE Corporation	4.75	4-15-2019	4,250,000	4,441,250
Neustar Incorporated «	4.50	1-15-2023	4,000,000	3,520,000

				13,374,750

Materials : 4.99%

Chemicals : 1.78%
Huntsman International LLC	4.88	11-15-2020	4,000,000	4,060,000
Tronox Finance LLC	6.38	8-15-2020	1,000,000	960,000
W.R. Grace & Company 144A	5.63	10-1-2024	4,000,000	4,210,000

				9,230,000

Containers & Packaging : 1.03%
Reynolds Group Holdings	5.75	10-15-2020	3,000,000	3,131,250
Sealed Air Corporation 144A	8.38	9-15-2021	2,000,000	2,250,000

				5,381,250

Metals & Mining : 2.18%
AK Steel Corporation	7.63	5-15-2020	1,000,000	881,250
AK Steel Corporation	8.38	4-1-2022	2,840,000	2,467,250
Steel Dynamics Incorporated	5.50	10-1-2024	4,250,000	4,382,813
United States Steel Corporation	6.88	4-1-2021	3,500,000	3,587,500

				11,318,813

Telecommunication Services : 6.03%

Diversified Telecommunication Services : 2.73%
CenturyLink Incorporated	5.63	4-1-2020	3,000,000	3,131,250
Cincinnati Bell Incorporated	8.38	10-15-2020	3,000,000	3,176,250
Frontier Communications Corporation	6.25	9-15-2021	2,615,000	2,518,572
Level 3 Financing Incorporated	7.00	6-1-2020	5,000,000	5,356,250

				14,182,322

Wireless Telecommunication Services : 3.30%
Sprint Capital Corporation	6.90	5-1-2019	3,000,000	3,111,300
Sprint Corporation	7.88	9-15-2023	9,750,000	9,914,770
T-Mobile USA Incorporated	6.25	4-1-2021	3,000,000	3,178,500

4

Wells Fargo Advantage High Income Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Wireless Telecommunication Services (continued)
Windstream Services LLC	7.75%	10-1-2021	$1,000,000	$945,000

				17,149,570

Utilities : 3.30%

Independent Power & Renewable Electricity Producers : 3.30%
Calpine Corporation	5.38	1-15-2023	5,000,000	5,025,000
Dynergy Incorporated	5.88	6-1-2023	3,000,000	2,985,000
NRG Energy Incorporated	6.63	3-15-2023	3,500,000	3,675,000
TerraForm Power Operating LLC 144A	5.88	2-1-2023	1,500,000	1,548,750
The AES Corporation	5.50	3-15-2024	3,910,000	3,929,550

				17,163,300

Total Corporate Bonds and Notes (Cost $392,207,159)				390,408,313

Loans : 5.75%

Consumer Discretionary : 0.75%

Hotels, Restaurants & Leisure : 0.75%
Aramark Corporation ±	3.25	9-7-2019	3,880,000	3,885,626

Financials : 1.53%

Diversified Financial Services : 0.58%
Delos Finance SARL ±	3.50	3-6-2021	3,000,000	3,001,080

REITs : 0.95%
Crown Castle Operating Company ±	3.00	1-31-2021	4,937,500	4,926,094

Industrials : 0.67%

Commercial Services & Supplies : 0.67%
ServiceMaster Company ±	4.25	7-1-2021	3,482,500	3,491,206

Information Technology : 2.04%

Internet Software & Services : 0.61%
Zayo Group LLC ±	3.75	5-6-2021	3,209,428	3,204,678

Semiconductors & Semiconductor Equipment : 0.67%
Freescale Semiconductor Incorporated ±	4.25	3-1-2020	3,456,250	3,464,856

Technology Hardware, Storage & Peripherals : 0.76%
Dell Incorporated ±	4.50	4-29-2020	3,950,000	3,951,659

Telecommunication Services : 0.76%

Wireless Telecommunication Services : 0.76%
SBA Communications Corporation ±	3.25	3-24-2021	3,970,000	3,951,659

Total Loans (Cost $29,857,384)				29,876,858

Municipal Obligations : 1.48%

Alabama : 0.34%
Jefferson County AL Taxable Warrants Series D (GO)	4.90	4-1-2017	1,750,000	1,779,732

Florida : 0.58%
Florida Development Financial Corporation Renaissance Charter School Project Series B (Education Revenue)	7.50	6-15-2018	1,015,000	1,019,578

5

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage High Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Florida (continued)
Florida Development Financial Corporation Renaissance Charter School Project Series B (Education Revenue)	8.00%	12-15-2018	$1,965,000	$2,017,603

				3,037,181

Illinois : 0.56%
Chicago IL Build America Bonds Direct Payment Project Series 2010B (GO)	7.52	1-1-2040	2,855,000	2,906,790

Total Municipal Obligations (Cost $7,643,459)				7,723,703

Yankee Corporate Bonds and Notes : 12.37%

Consumer Discretionary : 2.91%

Auto Components : 0.21%
Schaeffler Holding Finance B.V. (PIK at 7.50%) 144A¥	6.75	11-15-2022	1,000,000	1,090,000

Automobiles : 0.97%
Fiat Chrysler Automobiles 144A	5.25	4-15-2023	5,000,000	5,025,000

Hotels, Restaurants & Leisure : 0.54%
International Game Technology 144A	6.50	2-15-2025	3,000,000	2,812,500

Media : 1.19%
Altice SA 144A	7.75	5-15-2022	1,000,000	1,010,000
Quebecor Media Incorporated	5.75	1-15-2023	5,000,000	5,187,500

				6,197,500

Financials : 2.22%

Banks : 0.79%
Royal Bank of Scotland Group plc	5.13	5-28-2024	4,000,000	4,106,312

Diversified Financial Services : 1.43%
AerCap Ireland Capital Limited 144A	5.00	10-1-2021	3,500,000	3,710,000
Schaeffler Finance BV 144A	4.75	5-15-2023	3,670,000	3,711,288

				7,421,288

Health Care : 1.65%

Pharmaceuticals : 1.65%
Valeant Pharmaceuticals International Incorporated 144A	6.13	4-15-2025	3,000,000	3,123,750
Valeant Pharmaceuticals International Incorporated 144A	7.50	7-15-2021	5,000,000	5,470,000

				8,593,750

Industrials : 0.37%

Aerospace & Defense : 0.37%
Bombardier Incorporated 144A	7.50	3-15-2025	2,000,000	1,912,500

Information Technology : 0.50%

Semiconductors & Semiconductor Equipment : 0.50%
NXP Funding LLC 144A	5.75	2-15-2021	2,500,000	2,637,500

Materials : 2.85%

Containers & Packaging : 0.99%
Ardagh Holdings USA Incorporated 144A	6.75	1-31-2021	5,000,000	5,150,000

Metals & Mining : 1.05%
ArcelorMittal	7.00	2-25-2022	5,000,000	5,462,500

6

Wells Fargo Advantage High Income Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Paper & Forest Products : 0.81%
Sappi Papier Holding GmbH 144A		6.63%	4-15-2021	$4,000,000	$4,210,000

Telecommunication Services : 1.87%

Diversified Telecommunication Services : 1.87%
Intelsat Luxembourg SA		7.75	6-1-2021	5,000,000	4,512,500
Virgin Media Finance plc 144A		5.75	1-15-2025	2,500,000	2,556,250
Virgin Media Finance plc 144A		6.00	10-15-2024	500,000	521,250
Virgin Media Finance plc 144A		6.38	4-15-2023	2,000,000	2,125,000

					9,715,000

Total Yankee Corporate Bonds and Notes (Cost $63,872,382)					64,333,850

Short-Term Investments : 6.90%
		Yield		Shares
Investment Companies : 6.75%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.12		12,335,525	12,335,525
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##		0.11		22,737,882	22,737,882

					35,073,407

				Principal
U.S. Treasury Securities : 0.15%
U.S. Treasury Bill (z)#		0.01	6-18-2015	$800,000	799,996

Total Short-Term Investments (Cost $35,873,393)					35,873,403

Total investments in securities (Cost $529,453,777)*	101.60%				528,216,127
Other assets and liabilities, net	(1.60)				(8,341,334)

Total net assets	100.00%				$519,874,793

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
(i)	Illiquid security
«	All or a portion of this security is on loan.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $529,534,592 and unrealized gains (losses) consists of:

Gross unrealized gains	$10,346,180
Gross unrealized losses	(11,664,645)

Net unrealized losses	$(1,318,465)

Abbreviations:

LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
SBA	Small Business Authority

7

Wells Fargo Advantage High Income Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.
The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Corporate bonds and notes	$0	$390,408,313	$0	$390,408,313
Loans	0	29,876,858	0	29,876,858
Municipal obligations	0	7,723,703	0	7,723,703
Yankee corporate bonds and notes	0	64,333,850	0	64,333,850
Short-term investments
Investment companies	22,737,882	12,335,525	0	35,073,407
U.S. Treasury securities	799,996	0	0	799,996

Total assets	$23,537,878	$504,678,249	$0	$528,216,127

Liabilities
Futures contracts	$63,375	$0	$0	$63,375

Total liabilities	$63,375	$0	$0	$63,375

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the nine months ended May 31, 2015, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At May 31, 2015, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at May 31, 2015	Unrealized losses
9-30-2015	JPMorgan	312 Short	5-Year U.S. Treasury Notes	37,354,688	(200,468)

Wells Fargo Advantage High Yield Bond Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 9.14%

Consumer Discretionary : 0.84%

Auto Components : 0.18%
Gentex Corporation	30,000	$515,400

Distributors : 0.26%
Genuine Parts Company	8,000	723,760

Hotels, Restaurants & Leisure : 0.14%
Marriott International Incorporated Class A	5,000	389,950

Household Durables : 0.26%
Harman International Industries Incorporated	6,000	723,120

Consumer Staples : 0.61%

Food Products : 0.34%
ConAgra Foods Incorporated	25,000	965,250

Household Products : 0.27%
Church & Dwight Company Incorporated	9,000	755,730

Energy : 0.22%

Energy Equipment & Services : 0.10%
Bristow Group Incorporated	5,000	290,000

Oil, Gas & Consumable Fuels : 0.12%
Kinder Morgan Incorporated	5,000	207,450
ONEOK Incorporated	3,000	125,760

		333,210

Financials : 0.40%

Real Estate Management & Development : 0.27%
CBRE Group Incorporated Class A †	20,000	764,800

REITs : 0.13%
Saul Centers Incorporated	7,000	352,590

Health Care : 2.06%

Biotechnology : 0.08%
Celgene Corporation †	2,000	228,880

Health Care Equipment & Supplies : 0.53%
Baxter International Incorporated	4,000	266,440
C.R. Bard Incorporated	4,000	681,280
Medtronic plc	5,000	381,600
West Pharmaceutical Services Incorporated	3,000	162,420

		1,491,740

Life Sciences Tools & Services : 0.37%
Quintiles Transnational Holdings Incorporated †	15,000	1,045,650

Pharmaceuticals : 1.08%
Actavis plc †	3,000	920,430
Eli Lilly & Company	1,000	78,900
Endo International plc †	1,000	84,694

1

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage High Yield Bond Fund

Security name	Shares	Value
Pharmaceuticals (continued)
Mylan NV †	20,000	$1,452,600
Novartis AG ADR	5,000	513,650

		3,050,274

Industrials : 1.87%

Aerospace & Defense : 0.13%
Curtiss-Wright Corporation	5,000	360,450

Electrical Equipment : 0.83%
AMETEK Incorporated	10,000	537,600
Emerson Electric Company	30,000	1,809,300

		2,346,900

Industrial Conglomerates : 0.25%
Roper Industries Incorporated	4,000	699,840

Machinery : 0.66%
IDEX Corporation	10,000	772,600
John Bean Technologies Corporation	20,000	751,400
Lincoln Electric Holdings Incorporated	5,000	336,050

		1,860,050

Information Technology : 1.50%

Electronic Equipment, Instruments & Components : 0.35%
Amphenol Corporation Class A	10,000	570,500
FEI Company	5,000	408,000

		978,500

Internet Software & Services : 0.24%
Akamai Technologies Incorporated †	9,000	686,430

IT Services : 0.33%
Automatic Data Processing Incorporated	11,000	940,610

Software : 0.38%
CDK Global Incorporated	3,666	195,361
Splunk Incorporated †	13,000	879,060

		1,074,421

Technology Hardware, Storage & Peripherals : 0.20%
Seagate Technology plc	10,000	556,400

Utilities : 1.64%

Electric Utilities : 0.11%
NextEra Energy Incorporated	3,000	307,020

Gas Utilities : 0.10%
Atmos Energy Corporation	5,000	270,100

Multi-Utilities : 1.43%
CMS Energy Corporation	13,000	443,820
Dominion Resources Incorporated	10,000	705,200
NiSource Incorporated	9,000	424,620

2

Wells Fargo Advantage High Yield Bond Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name			Shares	Value
Multi-Utilities (continued)
Sempra Energy			23,000	$2,471,810

				4,045,450

Total Common Stocks (Cost $24,402,033)				25,756,525

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 85.82%

Consumer Discretionary : 14.78%

Auto Components : 4.30%
American Axle Manufacturing Incorporated	6.63%	10-15-2022	$2,250,000	2,415,938
Cooper Tire & Rubber Company (i)	7.63	3-15-2027	1,500,000	1,590,000
Dana Holding Corporation	5.50	12-15-2024	2,000,000	2,040,000
Lear Corporation	4.75	1-15-2023	6,000,000	6,075,000

				12,120,938

Diversified Consumer Services : 1.74%
Avis Budget Car Rental LLC / Avis Budget Finance Incorporated 144A	5.25	3-15-2025	5,000,000	4,900,000

Hotels, Restaurants & Leisure : 1.12%
Speedway Motorsports Incorporated 144A	5.13	2-1-2023	3,115,000	3,146,150

Media : 2.42%
DISH DBS Corporation	5.00	3-15-2023	5,500,000	5,321,250
DISH DBS Corporation	5.88	11-15-2024	1,500,000	1,503,750

				6,825,000

Specialty Retail : 5.20%
Group 1 Automotive Incorporated 144A	5.00	6-1-2022	7,000,000	7,035,000
Penske Auto Group Incorporated	5.75	10-1-2022	7,200,000	7,632,000

				14,667,000

Consumer Staples : 1.98%

Beverages : 1.98%
Constellation Brands Incorporated	4.75	11-15-2024	5,376,000	5,570,880

Energy : 3.61%

Energy Equipment & Services : 2.12%
Bristow Group Incorporated	6.25	10-15-2022	5,990,000	5,967,538

Oil, Gas & Consumable Fuels : 1.49%
Energy Transfer Equity LP	5.88	1-15-2024	1,500,000	1,593,750
Energy Transfer Equity LP	7.50	10-15-2020	980,000	1,119,650
NGL Energy Partners LP	5.13	7-15-2019	1,500,000	1,488,750

				4,202,150

Financials : 5.17%

REITs : 5.17%
Crown Castle International Corporation	4.88	4-15-2022	1,000,000	1,037,500
Crown Castle International Corporation	5.25	1-15-2023	4,000,000	4,217,000
Iron Mountain Incorporated	5.75	8-15-2024	5,000,000	5,125,000

3

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage High Yield Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
REITs (continued)
Sabra Health Care Incorporated	5.38%	6-1-2023	$4,000,000	$4,200,000

				14,579,500

Health Care : 13.95%

Health Care Equipment & Supplies : 0.37%
Halyard Health Incorporated 144A	6.25	10-15-2022	1,000,000	1,052,500

Health Care Providers & Services : 8.34%
DaVita HealthCare Partners Incorporated	5.13	7-15-2024	2,000,000	2,021,250
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	4,465,000	4,749,644
Fresenius Medical Care Holdings Incorporated 144A	5.88	1-31-2022	4,529,000	4,913,965
HCA Incorporated	5.38	2-1-2025	6,500,000	6,695,000
HealthSouth Corporation	5.13	3-15-2023	5,000,000	5,125,000

				23,504,859

Life Sciences Tools & Services : 0.72%
Quintiles Transnational Corporation 144A	4.88	5-15-2023	2,000,000	2,030,000

Pharmaceuticals : 4.52%
Endo Finance LLC 144A	6.00	2-1-2025	8,000,000	8,100,000
Horizon Pharma Financing Incorporated 144A	6.63	5-1-2023	4,500,000	4,629,375

				12,729,375

Industrials : 12.92%

Aerospace & Defense : 3.18%
Alliant Techsystems Incorporated 144A	5.25	10-1-2021	3,675,000	3,812,813
Moog Incorporated 144A	5.25	12-1-2022	5,000,000	5,150,000

				8,962,813

Building Products : 1.49%
Dycom Investments Incorporated	7.13	1-15-2021	4,000,000	4,210,000

Commercial Services & Supplies : 2.41%
Clean Harbors Incorporated	5.13	6-1-2021	6,663,000	6,796,260

Electrical Equipment : 2.00%
Belden Incorporated 144A	5.50	9-1-2022	5,500,000	5,637,500

Machinery : 1.10%
Oshkosh Corporation 144A	5.38	3-1-2025	3,000,000	3,105,000

Road & Rail : 2.74%
The Hertz Corporation «	6.25	10-15-2022	7,500,000	7,706,250

Information Technology : 9.31%

Communications Equipment : 3.61%
CommScope Incorporated 144A	5.50	6-15-2024	10,200,000	10,161,750

Electronic Equipment, Instruments & Components : 0.54%
Anixter International Incorporated	5.13	10-1-2021	1,000,000	1,032,500
Belden Incorporated 144A	5.25	7-15-2024	485,000	483,788

				1,516,288

IT Services : 1.98%
Neustar Incorporated «	4.50	1-15-2023	6,350,000	5,588,000

4

Wells Fargo Advantage High Yield Bond Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Semiconductors & Semiconductor Equipment : 3.18%
Micron Technology Incorporated 144A	5.25%	8-1-2023	$4,100,000	$4,100,000
Micron Technology Incorporated 144A	5.50	2-1-2025	4,900,000	4,862,760

				8,962,760

Materials : 18.08%

Chemicals : 13.17%
A. Schulman Incorporated 144A	6.88	6-1-2023	3,200,000	3,264,000
Celanese U.S. Holdings LLC	4.63	11-15-2022	4,729,000	4,776,290
Huntsman International LLC	4.88	11-15-2020	1,000,000	1,015,000
Kraton Polymers LLC	6.75	3-1-2019	2,105,000	2,152,363
Olin Corporation	5.50	8-15-2022	7,750,000	8,060,000
Rayonier Advanced Materials Products Incorporated 144A	5.50	6-1-2024	8,775,000	7,863,278
Tronox Finance LLC	6.38	8-15-2020	10,400,000	9,984,000

				37,114,931

Containers & Packaging : 3.07%
Ball Corporation	4.00	11-15-2023	1,500,000	1,445,625
Ball Corporation	5.00	3-15-2022	5,500,000	5,651,250
Sealed Air Corporation 144A	5.25	4-1-2023	1,500,000	1,541,250

				8,638,125

Metals & Mining : 0.16%
Commercial Metals Company	4.88	5-15-2023	150,000	142,500
Steel Dynamics Incorporated	5.50	10-1-2024	300,000	309,375

				451,875

Paper & Forest Products : 1.68%
P.H. Glatfelter Company	5.38	10-15-2020	4,630,000	4,734,175

Telecommunication Services : 0.59%

Wireless Telecommunication Services : 0.59%
MetroPCS Wireless Incorporated	6.63	11-15-2020	1,575,000	1,649,813

Utilities : 5.43%

Electric Utilities : 1.69%
DPL Incorporated	7.25	10-15-2021	4,375,000	4,763,281

Independent Power & Renewable Electricity Producers : 3.74%
Calpine Corporation 144A	5.88	1-15-2024	2,576,000	2,756,320
Calpine Corporation 144A	6.00	1-15-2022	1,625,000	1,738,750
NRG Energy Incorporated	6.63	3-15-2023	5,743,000	6,030,150

				10,525,220

Total Corporate Bonds and Notes (Cost $240,450,410)				241,819,931

Yankee Corporate Bonds and Notes : 3.53%

Health Care : 1.07%

Pharmaceuticals : 1.07%
Mallinckrodt plc 144A	5.50	4-15-2025	3,000,000	3,017,246

5

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage High Yield Bond Fund

Security name		Interest rate	Maturity date	Principal	Value
Industrials : 2.22%

Electrical Equipment : 2.22%
Sensata Technologies BV 144A		4.88%	10-15-2023	$3,000,000	$3,060,000
Sensata Technologies BV 144A		5.63	11-1-2024	3,000,000	3,198,750

					6,258,750

Information Technology : 0.24%

Technology Hardware, Storage & Peripherals : 0.24%
Seagate HDD (Cayman)		4.75	6-1-2023	640,000	666,873

Total Yankee Corporate Bonds and Notes (Cost $9,778,284)					9,942,869

Short-Term Investments : 3.85%

		Yield		Shares
Investment Companies : 3.85%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.12		8,915,434	8,915,434
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.11		1,924,271	1,924,271

					10,839,705

Total Short-Term Investments (Cost $10,839,705)					10,839,705

Total investments in securities (Cost $285,470,432)*	102.34%				288,359,030
Other assets and liabilities, net	(2.34)				(6,588,379)

Total net assets	100.00%				$281,770,651

†	Non-income-earning security
(i)	Illiquid security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(l)	The security represents an affiliate of the Fund/Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $285,390,218 and unrealized gains (losses) consists of:

Gross unrealized gains	$6,469,236
Gross unrealized losses	(3,500,424)

Net unrealized gains	$2,968,812

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company

6

Wells Fargo Advantage High Yield Bond Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$2,352,230	$0	$0	$2,352,230
Consumer staples	1,720,980	0	0	1,720,980
Energy	623,210	0	0	623,210
Financials	1,117,390	0	0	1,117,390
Health care	5,816,544	0	0	5,816,544
Industrials	5,267,240	0	0	5,267,240
Information technology	4,236,361	0	0	4,236,361
Utilities	4,622,570	0	0	4,622,570
Corporate bonds and notes	0	241,819,931	0	241,819,931
Yankee corporate bonds and notes	0	9,942,869	0	9,942,869
Short-term investments
Investment companies	1,924,271	8,915,434	0	10,839,705

Total assets	$27,680,796	$260,678,234	$0	$288,359,030

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Income Plus Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 29.35%
FHLB Series VN-2015 Class A	5.46%	11-27-2015	$673,465	$689,419
FHLMC ±	1.90	1-1-2036	72,790	77,064
FHLMC %%	3.50	6-11-2045	12,585,000	13,117,898
FHLMC	4.00	6-1-2044	6,143,682	6,546,059
FHLMC	5.00	6-1-2036	600,534	668,062
FHLMC	5.00	8-1-2040	631,190	705,012
FHLMC	5.50	10-1-2017	209,006	219,135
FHLMC	5.50	8-1-2038	138,421	155,894
FHLMC	5.50	12-1-2038	1,238,483	1,394,991
FHLMC	5.50	6-1-2040	1,753,600	1,977,453
FHLMC	7.50	5-1-2038	3,881	4,049
FHLMC	8.00	2-1-2030	441	520
FHLMC Series 2013-K28 Class B ±144A	3.49	6-25-2046	1,970,000	1,996,735
FHLMC Series 2013-K30 Class B ±144A	3.56	6-25-2045	2,515,000	2,556,052
FHLMC Series 2013-K32 Class B ±144A	3.54	10-25-2046	1,875,000	1,903,005
FHLMC Series 2640 Class G	4.50	7-15-2018	729,456	758,289
FHLMC Series 3774 Class AB	3.50	12-15-2020	432,448	453,833
FHLMC Series K020 Class X1 ±(c)	1.46	5-25-2022	14,316,187	1,174,085
FHLMC Series T-42 Class A5	7.50	2-25-2042	2,316,086	2,708,702
FHLMC Series T-57 Class 2A1 ±	3.28	7-25-2043	71,929	75,101
FHLMC Series T-59 Class 2A1 ±	2.94	10-25-2043	329,693	342,873
FNMA ±	2.25	8-1-2036	113,439	121,077
FNMA ±	2.36	9-1-2036	56,127	59,822
FNMA ±	2.40	1-1-2036	247,985	265,363
FNMA	2.75	10-1-2022	2,250,000	2,310,340
FNMA %%	3.00	6-16-2030	3,355,000	3,503,354
FNMA %%	3.00	6-11-2045	19,435,000	19,681,362
FNMA	3.27	7-1-2022	1,287,816	1,364,398
FNMA %%	3.50	6-16-2030	4,945,000	5,244,791
FNMA %%	3.50	6-11-2045	8,525,000	8,901,965
FNMA	3.95	9-1-2021	431,850	473,494
FNMA	4.00	9-1-2024	222,539	234,444
FNMA %%	4.00	6-16-2030	2,570,000	2,707,495
FNMA %%	4.00	6-11-2045	13,030,000	13,911,559
FNMA	4.26	4-1-2021	2,833,256	3,139,858
FNMA	4.39	1-1-2020	1,554,936	1,715,588
FNMA	4.50	1-1-2026	2,929,858	3,065,101
FNMA %%	4.50	6-11-2045	15,790,000	17,164,715
FNMA	5.00	1-1-2024	258,924	280,958
FNMA	5.00	2-1-2036	61,713	68,716
FNMA	5.00	6-1-2040	210,574	235,524
FNMA	5.00	8-1-2040	3,922,147	4,377,071
FNMA	5.50	11-1-2023	131,948	146,123
FNMA	5.50	8-1-2034	215,887	245,396
FNMA	5.50	2-1-2035	64,586	73,362
FNMA	5.50	8-1-2038	337,896	381,821
FNMA	5.50	8-1-2038	682,044	770,706
FNMA	6.00	10-1-2037	1,144,909	1,310,100
FNMA	6.00	11-1-2037	94,976	108,664
FNMA %%	6.00	6-11-2045	795,000	908,288
FNMA	6.50	7-1-2036	47,660	54,872
FNMA	6.50	7-1-2036	20,172	23,404
FNMA	6.50	11-1-2036	13,959	16,071
FNMA	6.50	7-1-2037	1,618,111	1,909,735
FNMA	7.00	12-1-2022	464,130	507,128
FNMA	7.00	7-1-2036	27,820	30,958
FNMA	7.00	11-1-2037	19,510	22,222
FNMA	7.50	5-1-2038	2,051	2,091
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	9,205	10,997
FNMA Series 2003-W08 Class 4A ±	3.15	11-25-2042	247,262	259,294
FNMA Series 2003-W14 Class 2A ±	2.26	6-25-2045	192,745	199,420
FNMA Series 2003-W14 Class 2A ±	3.59	1-25-2043	420,422	427,896
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	1,929,566	2,284,376
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	1,217,049	1,409,439
GNMA %%	3.00	6-18-2045	6,045,000	6,192,347
GNMA %%	3.50	6-18-2045	11,545,000	12,117,289
GNMA	4.00	1-20-2045	4,030,407	4,292,431
GNMA	5.00	7-20-2040	1,623,038	1,819,231

1

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Income Plus Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	7.50%	12-15-2029	$794	$910
GNMA Series 2008-22 Class XM ±(c)	0.61	2-16-2050	2,997,226	106,369
GNMA Series 2008-86 Class D	5.46	6-16-2040	2,207,073	2,317,773

Total Agency Securities (Cost $160,281,562)				164,299,939

Asset-Backed Securities : 1.11%
CVS Pass-Through Trust First Lien	6.04	12-10-2028	1,434,393	1,675,391
GE Equipment Transportation LLC Series 2015-1 Class A2	0.89	11-24-2017	840,000	840,453
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1 144A	1.65	5-15-2020	1,600,000	1,601,362
Volkswagen Auto Lease Trust Series 2015-A Class A2A	0.87	6-20-2017	2,080,000	2,081,895

Total Asset-Backed Securities (Cost $5,944,886)				6,199,101

Corporate Bonds and Notes : 27.60%

Consumer Discretionary : 3.71%

Auto Components : 1.04%
Delphi Corporation	5.00	2-15-2023	2,190,000	2,358,356
Lear Corporation	5.38	3-15-2024	1,320,000	1,366,200
TRW Automotive Incorporated 144A	4.50	3-1-2021	1,750,000	1,771,875
ZF North America Capital Incorporated 144A	4.00	4-29-2020	325,000	330,688

				5,827,119

Automobiles : 0.38%
Ford Motor Company	7.45	7-16-2031	1,645,000	2,136,011

Diversified Consumer Services : 0.32%
Service Corporation International	8.00	11-15-2021	1,500,000	1,785,000

Hotels, Restaurants & Leisure : 0.05%
Agua Caliente Band of Cahuilla Indians 144A	6.44	10-1-2016	298,000	288,994

Household Durables : 0.30%
Lennar Corporation	4.75	11-15-2022	845,000	837,606
Toll Brothers Finance Corporation	4.38	4-15-2023	810,000	822,150

				1,659,756

Internet & Catalog Retail : 0.17%
Amazon.com Incorporated	4.95	12-5-2044	955,000	972,980

Media : 0.92%
CCO Holdings LLC	6.63	1-31-2022	1,300,000	1,382,875
DISH DBS Corporation	5.13	5-1-2020	965,000	986,713
Gannett Company Incorporated 144A	5.50	9-15-2024	1,405,000	1,429,588
Sirius XM Radio Incorporated 144A	6.00	7-15-2024	1,320,000	1,369,764

				5,168,940

Specialty Retail : 0.47%
L Brands Incorporated	6.63	4-1-2021	1,020,000	1,152,600
Sally Beauty Holdings Incorporated	5.75	6-1-2022	1,360,000	1,448,400

				2,601,000

Textiles, Apparel & Luxury Goods : 0.06%
Levi Strauss & Company 144A	5.00	5-1-2025	325,000	323,781

Consumer Staples : 0.51%

Beverages : 0.25%
Constellation Brands Incorporated	4.25	5-1-2023	1,385,000	1,398,850

2

Wells Fargo Advantage Income Plus Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Food Products : 0.26%
The JM Smucker Company 144A	4.38%	3-15-2045	$1,485,000	$1,443,075

Energy : 3.16%

Energy Equipment & Services : 0.27%
SESI LLC	7.13	12-15-2021	1,410,000	1,508,700

Oil, Gas & Consumable Fuels : 2.89%
Chesapeake Energy Corporation	4.88	4-15-2022	790,000	752,475
Concho Resources Incorporated	5.50	4-1-2023	820,000	832,300
Continental Resources Incorporated	4.50	4-15-2023	1,300,000	1,278,559
Energy Transfer Equity LP	7.50	10-15-2020	1,200,000	1,371,000
Energy Transfer Partners LP	4.05	3-15-2025	1,815,000	1,766,529
Enterprise Products Operating LLC	5.10	2-15-2045	1,135,000	1,163,960
Kinder Morgan Energy Partners LP	5.55	6-1-2045	1,305,000	1,275,426
Marathon Petroleum Corporation	4.75	9-15-2044	630,000	610,706
Newfield Exploration Company	5.38	1-1-2026	280,000	289,800
Newfield Exploration Company	5.63	7-1-2024	325,000	342,063
Range Resources Corporation 144A	4.88	5-15-2025	645,000	645,000
Sabine Pass Liquefaction LLC	5.63	4-15-2023	1,300,000	1,322,750
Targa Resources Partners LP	4.25	11-15-2023	715,000	688,188
TC Pipelines LP	4.38	3-13-2025	1,880,000	1,884,655
Whiting Petroleum Corporation	5.75	3-15-2021	650,000	661,375
Williams Partners LP	4.88	3-15-2024	1,285,000	1,304,275

				16,189,061

Financials : 9.84%

Banks : 2.78%
Australia and New Zealand Banking Group Limited 144A	2.40	11-23-2016	3,320,000	3,384,212
Bank of America Corporation	3.95	4-21-2025	1,950,000	1,928,238
Bank of America Corporation ±	6.10	12-29-2049	1,290,000	1,301,288
Bank of America Corporation	7.63	6-1-2019	2,480,000	2,973,289
CBA Capital Trust II ±144A	6.02	3-29-2049	1,300,000	1,335,750
CIT Group Incorporated	5.38	5-15-2020	1,650,000	1,751,063
JPMorgan Chase & Company Series Q ±	5.15	12-29-2049	1,620,000	1,582,538
JPMorgan Chase & Company Series Z ±	5.30	12-29-2049	1,300,000	1,303,120

				15,559,498

Capital Markets : 1.58%
Blackstone Holdings Finance Company LLC 144A	5.88	3-15-2021	1,110,000	1,285,834
Goldman Sachs Group Incorporated	5.15	5-22-2045	1,305,000	1,327,319
Goldman Sachs Group Incorporated ±	5.38	12-29-2049	1,295,000	1,291,763
Lazard Group LLC	3.75	2-13-2025	2,625,000	2,554,437
Legg Mason Incorporated	5.63	1-15-2044	965,000	1,075,402
Morgan Stanley	4.35	9-8-2026	1,260,000	1,278,682

				8,813,437

Consumer Finance : 0.81%
Ally Financial Incorporated	8.00	3-15-2020	913,000	1,079,623
ERAC USA Finance LLC 144A	4.50	2-15-2045	1,950,000	1,870,109
Navient Corporation	8.00	3-25-2020	1,425,000	1,606,688

				4,556,420

Diversified Financial Services : 1.13%
General Electric Capital Corporation ±	6.38	11-15-2067	2,200,000	2,398,000
General Motors Financial Company Incorporated	4.25	5-15-2023	1,350,000	1,382,662
McGraw Hill Financial Incorporated 144A	4.00	6-15-2025	2,530,000	2,554,951

				6,335,613

3

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Income Plus Fund

Security name	Interest rate	Maturity date	Principal	Value
Insurance : 3.13%
Allstate Corporation ±	5.75%	8-15-2053	$1,635,000	$1,759,669
Endurance Specialty Holdings Limited	7.00	7-15-2034	1,520,000	1,829,887
Genworth Holdings Incorporated	4.80	2-15-2024	390,000	335,400
National Life Insurance Company of Vermont 144A	10.50	9-15-2039	1,315,000	2,047,776
Platinum Underwriters Finance Incorporated Series B	7.50	6-1-2017	1,730,000	1,907,877
Protective Life Corporation	8.45	10-15-2039	1,855,000	2,666,919
Prudential Financial Incorporated ±	8.88	6-15-2068	1,645,000	1,929,585
RenaissanceRe Finance Incorporated	3.70	4-1-2025	1,290,000	1,272,380
Transatlantic Holdings Incorporated	8.00	11-30-2039	1,300,000	1,772,497
ZFS Finance (USA) Trust II ±144A	6.45	12-15-2065	1,920,000	1,987,200

				17,509,190

Real Estate Management & Development : 0.17%
CBRE Services Incorporated	5.00	3-15-2023	940,000	968,200

REITs : 0.24%
Crown Castle International Corporation	5.25	1-15-2023	1,250,000	1,317,813

Health Care : 2.13%

Health Care Equipment & Supplies : 0.34%
Medtronic Incorporated 144A	4.63	3-15-2045	1,825,000	1,893,093

Health Care Providers & Services : 0.88%
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	1,620,000	1,605,825
HCA Incorporated	6.50	2-15-2020	1,450,000	1,618,563
Tenet Healthcare Corporation	6.00	10-1-2020	1,575,000	1,685,250

				4,909,638

Pharmaceuticals : 0.91%
AbbVie Incorporated	2.50	5-14-2020	3,655,000	3,652,299
Mylan Incorporated 144A	7.88	7-15-2020	1,370,000	1,435,089

				5,087,388

Industrials : 1.68%

Aerospace & Defense : 0.11%
DigitalGlobe Incorporated 144A	5.25	2-1-2021	635,000	635,127

Airlines : 0.40%
American Airlines Incorporated	3.70	11-1-2024	2,280,000	2,257,200

Commercial Services & Supplies : 0.12%
The ADT Corporation	3.50	7-15-2022	730,000	671,454

Professional Services : 0.37%
Verisk Analytics Incorporated	5.80	5-1-2021	1,810,000	2,063,641

Trading Companies & Distributors : 0.68%
Ashtead Capital Incorporated 144A	6.50	7-15-2022	790,000	848,263
International Lease Finance Corporation	8.25	12-15-2020	1,190,000	1,445,850
United Rentals North America Incorporated	5.75	11-15-2024	1,460,000	1,483,725

				3,777,838

Information Technology : 2.17%

Communications Equipment : 0.26%
Motorola Solutions Incorporated	4.00	9-1-2024	1,465,000	1,457,319

Electronic Equipment, Instruments & Components : 0.75%
Arrow Electronics Incorporated	4.00	4-1-2025	2,410,000	2,395,665

4

Wells Fargo Advantage Income Plus Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Electronic Equipment, Instruments & Components (continued)
Corning Incorporated	7.25%	8-15-2036	$1,417,000	$1,822,120

				4,217,785

Semiconductors & Semiconductor Equipment : 0.77%
KLA-Tencor Corporation	4.65	11-1-2024	2,800,000	2,862,303
Micron Technology Incorporated	5.88	2-15-2022	1,385,000	1,454,250

				4,316,553

Software : 0.26%
Activision Blizzard Incorporated 144A	5.63	9-15-2021	1,370,000	1,464,188

Technology Hardware, Storage & Peripherals : 0.13%
Dell Incorporated	5.88	6-15-2019	650,000	702,000

Materials : 1.48%

Chemicals : 0.51%
RPM International Incorporated	5.25	6-1-2045	1,305,000	1,274,424
W.R. Grace & Company 144A	5.63	10-1-2024	1,520,000	1,599,800

				2,874,224

Construction Materials : 0.21%
Vulcan Materials Company	4.50	4-1-2025	1,155,000	1,166,550

Containers & Packaging : 0.24%
Owens-Brockway Glass Container Incorporated 144A	5.00	1-15-2022	1,310,000	1,336,200

Metals & Mining : 0.40%
Alcoa Incorporated	5.13	10-1-2024	650,000	693,875
Steel Dynamics Incorporated	6.38	8-15-2022	1,465,000	1,567,550

				2,261,425

Paper & Forest Products : 0.12%
International Paper Company	7.30	11-15-2039	520,000	653,326

Telecommunication Services : 2.12%

Diversified Telecommunication Services : 0.96%
AT&T Incorporated	4.75	5-15-2046	1,890,000	1,790,660
CenturyLink Incorporated	5.63	4-1-2020	1,375,000	1,435,156
Frontier Communications Corporation	6.25	9-15-2021	880,000	847,550
Verizon Communications Incorporated	6.55	9-15-2043	1,080,000	1,305,882

				5,379,248

Wireless Telecommunication Services : 1.16%
Crown Castle Towers LLC 144A	3.22	5-15-2042	2,600,000	2,603,380
SBA Tower Trust 144A	3.72	4-15-2048	1,820,000	1,854,893
Sprint Corporation	7.88	9-15-2023	860,000	874,534
T-Mobile USA Incorporated	6.63	4-1-2023	1,105,000	1,163,013

				6,495,820

Utilities : 0.80%

Independent Power & Renewable Electricity Producers : 0.80%
Calpine Corporation 144A	5.88	1-15-2024	1,275,000	1,364,250
Harper Lake Solar Funding Corporation 144A	7.65	12-31-2018	1,110,914	1,199,787
NRG Energy Incorporated	7.63	1-15-2018	800,000	891,600

5

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Income Plus Fund

Security name	Interest rate	Maturity date	Principal	Value
Independent Power & Renewable Electricity Producers (continued)
The AES Corporation	5.50%	3-15-2024	$1,010,000	$1,015,050

				4,470,687

Total Corporate Bonds and Notes (Cost $150,098,153)				154,454,142

Municipal Obligations : 2.71%

California : 0.68%
California Build America Bonds Stem Cell Research and Cures Series A (GO)	4.99	4-1-2039	1,505,000	1,563,650
San Jose CA Series B (Airport Revenue, AGM Insured)	6.60	3-1-2041	2,000,000	2,270,320

				3,833,970

Illinois : 0.11%
Chicago IL Series B (GO)	6.31	1-1-2044	675,000	617,699

Michigan : 0.38%
Michigan Finance Authority Local Government Loan Program Project Series E (Lease Revenue)	7.19	11-1-2022	1,915,000	2,129,978

New Jersey : 0.67%
New Jersey EDA Series B (Lease Revenue, AGM Insured) ¤	0.00	2-15-2019	4,250,000	3,729,418

Puerto Rico : 0.36%
Puerto Rico Government Development Bank Series 1985 (Miscellaneous Revenue, National Insured) ±	4.75	12-1-2015	2,005,000	2,026,514

Texas : 0.34%
North Texas Tollway Authority Build America Bonds Sub Lien Series B-2 (Transportation Revenue)	8.91	2-1-2030	1,595,000	1,898,624

Washington : 0.17%
Metropolitan Washington DC Airports Authority Dulles Toll Road Revenue Build America Bonds (Transportation Revenue)	7.46	10-1-2046	695,000	952,803

Total Municipal Obligations (Cost $14,790,903)				15,189,006

Non-Agency Mortgage-Backed Securities : 3.54%
Banc of America Commercial Mortgage Securities Incorporated Series 2007-1 Class AMFX ±	5.48	1-15-2049	2,535,000	2,653,217
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-T20 Class A4A ±	5.14	10-12-2042	1,784,391	1,790,824
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class A5	3.14	2-10-2048	2,315,000	2,340,220
Commercial Mortgage Trust Pass-Through Certificate Series 2005-C6 Class A5A ±	5.12	6-10-2044	823,846	824,677
Commercial Mortgage Trust Pass-Through Certificate Series 2014-CR20 Class 4	3.59	11-10-2047	3,033,000	3,185,305
Commercial Mortgage Trust Pass-Through Certificate Series 2014-LC17 Class A5	3.92	10-10-2047	1,270,000	1,369,469
Credit Suisse First Boston Commercial Mortgage Trust Series 1998-C2 Class AX ±(c)	0.28	11-15-2030	291,632	815
Financial Asset Securitization Incorporated Series 1997-NAM2 Class B2 (s)	7.88	7-25-2027	45,624	42,530
GAHR Commercial Mortgage Trust Series 2015-NRF Class AFX 144A	3.23	12-15-2019	1,600,000	1,655,256
GE Capital Commercial Mortgage Corporation Series 2005-C3 Class A7A ±	4.97	7-10-2045	631,385	630,837
JPMorgan Chase Commercial Mortgage Trust Series 2007-LDPX Class AM ±	5.46	1-15-2049	1,980,000	2,057,341
Lehman Brothers UBS Commercial Mortgage Trust Series 2006-C1 Class A4	5.16	2-15-2031	3,021,118	3,056,386
Mach One Trust Commercial Mortgage Backed Series 2004-1 Class X ±144A(c)(i)	0.54	5-28-2040	348,231	3,555
Morgan Stanley Capital I Series 2004-RR2 Class X ±144A(c)	0.30	10-28-2033	177,636	1,798

6

Wells Fargo Advantage Income Plus Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Series 2005-T19 Class A4A	4.89%	6-12-2047	$206,440	$206,247

Total Non-Agency Mortgage-Backed Securities (Cost $20,216,910)				19,818,477

U.S. Treasury Securities : 19.48%
U.S. Treasury Bond	2.50	2-15-2045	1,605,000	1,478,105
U.S. Treasury Bond	2.75	11-15-2042	3,280,000	3,182,368
U.S. Treasury Bond	2.88	5-15-2043	5,370,000	5,339,794
U.S. Treasury Bond	4.50	2-15-2036	6,605,000	8,549,347
U.S. Treasury Note	0.25	12-15-2015	11,350,000	11,357,979
U.S. Treasury Note	0.25	5-15-2016	2,975,000	2,974,072
U.S. Treasury Note	0.38	11-15-2015	5,820,000	5,827,275
U.S. Treasury Note	0.38	3-15-2016	2,250,000	2,252,988
U.S. Treasury Note	1.00	8-31-2016	13,565,000	13,668,854
U.S. Treasury Note	1.00	3-15-2018	9,655,000	9,682,150
U.S. Treasury Note	1.00	5-31-2018	10,335,000	10,347,919
U.S. Treasury Note	1.38	7-31-2018	4,290,000	4,337,928
U.S. Treasury Note	1.38	4-30-2020	2,625,000	2,611,875
U.S. Treasury Note	2.00	2-15-2025	4,145,000	4,103,873
U.S. Treasury Note	2.13	5-15-2025	5,040,000	5,043,150
U.S. Treasury Note	2.25	7-31-2018	17,585,000	18,262,304

Total U.S. Treasury Securities (Cost $107,457,281)				109,019,981

Yankee Corporate Bonds and Notes : 6.26%

Consumer Discretionary : 0.28%

Media : 0.28%
Myriad International Holdings BV 144A	6.38	7-28-2017	1,445,000	1,551,930

Consumer Staples : 0.14%

Food Products : 0.14%
BRF SA 144A	3.95	5-22-2023	795,000	764,790

Energy : 1.12%

Energy Equipment & Services : 0.81%
Ensco plc	4.70	3-15-2021	2,605,000	2,692,624
Ensco plc	5.20	3-15-2025	650,000	668,784
Noble Holding International Limited	6.95	4-1-2045	1,190,000	1,153,635

				4,515,043

Oil, Gas & Consumable Fuels : 0.31%
Ecopetrol SA	4.13	1-16-2025	1,860,000	1,758,630

Financials : 2.49%

Banks : 1.81%
BBVA Bancomer SA 144A	4.50	3-10-2016	1,720,000	1,758,700
BPCE SA 144A	5.15	7-21-2024	2,005,000	2,101,398
Credit Agricole SA 144A	4.38	3-17-2025	1,820,000	1,807,296
HSBC Holdings plc ±	6.38	3-29-2049	1,290,000	1,323,540
Nordea Bank AB ±144A«	5.50	12-31-2049	1,800,000	1,820,250
Royal Bank of Scotland Group plc	5.13	5-28-2024	1,295,000	1,329,419

				10,140,603

Capital Markets : 0.48%
Macquarie Group Limited 144A	6.00	1-14-2020	2,365,000	2,685,325

Diversified Financial Services : 0.20%
Schaeffler Finance BV 144A	4.75	5-15-2023	1,120,000	1,132,600

7

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Income Plus Fund

Security name		Interest rate	Maturity date	Principal	Value
Information Technology : 0.38%

Technology Hardware, Storage & Peripherals : 0.38%
Seagate HDD (Cayman) 144A		4.75%	1-1-2025	$2,075,000	$2,120,941

Materials : 0.93%

Chemicals : 0.33%
Agrium Incorporated		4.13	3-15-2035	1,955,000	1,837,817

Metals & Mining : 0.60%
Anglo American Capital plc 144A		4.88	5-14-2025	1,705,000	1,700,572
ArcelorMittal SA		6.13	6-1-2018	1,565,000	1,678,463

					3,379,035

Telecommunication Services : 0.40%

Wireless Telecommunication Services : 0.40%
Globo Communicacoes Participacoes SA 144A		4.88	4-11-2022	2,145,000	2,225,438

Utilities : 0.52%

Electric Utilities : 0.52%
Western Power Distributions Holdings Limited 144A		7.38	12-15-2028	2,265,000	2,922,224

Total Yankee Corporate Bonds and Notes (Cost $33,671,272)					35,034,376

		Yield		Shares
Short-Term Investments : 28.65%

Investment Companies : 28.51%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.12		924,698	924,698
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##		0.11		158,653,229	158,653,229

					159,577,927

				Principal
U.S. Treasury Securities : 0.14%
U.S. Treasury Bill (z)#		0.01	6-18-2015	$750,000	749,996

Total Short-Term Investments (Cost $160,327,914)					160,327,923

Total investments in securities (Cost $652,788,881)*	118.70%				664,342,945
Other assets and liabilities, net	(18.70)				(104,639,738)

Total net assets	100.00%				$559,703,207

±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
¤	The security is issued in zero coupon form with no periodic interest payments.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
(i)	Illiquid security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

8

Wells Fargo Advantage Income Plus Fund	Portfolio of investments — May 31, 2015 (unaudited)

(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $652,988,535 and unrealized gains (losses) consists of:

Gross unrealized gains	$13,436,837
Gross unrealized losses	(2,082,427)

Net unrealized gains	$11,354,410

Abbreviations:

AGM	Assured Guaranty Municipal
EDA	Economic Development Authority
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LLC	Limited liability company
LP	Limited partnership
National	National Public Finance Guarantee Corporation
plc	Public limited company

9

Wells Fargo Advantage Income Plus Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$164,299,939	$0	$164,299,939
Asset-backed securities	0	6,199,101	0	6,199,101
Corporate bonds and notes	0	154,454,142	0	154,454,142
Municipal obligations	0	15,189,006	0	15,189,006
Non-agency mortgage-backed securities	0	19,818,477	0	19,818,477
U.S. Treasury securities	109,019,981	0	0	109,019,981
Yankee corporate bonds and notes	0	35,034,376	0	35,034,376
Short-term investments
Investment companies	158,653,229	924,698	0	159,577,927
U.S. Treasury securities	749,996	0	0	749,996

	268,423,206	395,919,739	0	664,342,945
Futures contracts	200,052	0	0	200,052

Total assets	$268,623,258	$395,919,739	$0	$664,542,997

Liabilities
Futures contracts	$43,344	$0	$0	$43,344

Total liabilities	$43,344	$0	$0	$43,344

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the nine months ended May 31, 2015, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At May 31, 2015, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at May 31, 2015	Unrealized gains (losses)
9-21-2015	JPMorgan	146 Short	10-Year U.S. Treasury Notes	$18,642,375	$(154,262)
9-21-2015	JPMorgan	109 Long	U.S. Treasury Bonds	17,470,656	399,168
9-30-2015	JPMorgan	212 Long	2-Year U.S. Treasury Notes	46,398,188	69,160
9-30-2015	JPMorgan	431 Long	5-Year U.S. Treasury Notes	51,602,149	246,384

Wells Fargo Advantage Short Duration Government Bond Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 37.95%
FHLMC ±	2.31%	8-1-2044	$8,445,133	$8,666,375
FHLMC ±	3.03	12-1-2043	5,221,786	5,429,363
FHLMC ±	3.11	8-1-2041	4,799,015	5,105,158
FHLMC	3.50	4-1-2030	9,533,000	10,203,337
FHLMC ±	3.68	10-1-2041	4,420,761	4,701,612
FHLMC	4.00	10-1-2026	1,830,523	1,964,004
FHLMC	4.00	6-1-2031	3,919,147	4,217,300
FHLMC	4.00	4-1-2032	1,630,045	1,737,115
FHLMC	4.50	8-1-2018	4,590,764	4,794,080
FHLMC	4.50	10-1-2018	2,432,453	2,540,181
FHLMC	4.50	8-1-2020	37,477,531	39,134,740
FHLMC	4.50	9-1-2024	3,013,614	3,237,403
FHLMC	4.50	8-1-2026	5,991,000	6,441,034
FHLMC	4.50	4-1-2031	2,706,032	2,951,395
FHLMC	4.50	7-1-2032	1,885,701	2,049,524
FHLMC	5.50	7-1-2041	1,601,488	1,857,375
FHLMC ±	5.89	7-1-2038	4,654,232	4,971,292
FHLMC ±	5.98	10-1-2038	402,897	430,472
FHLMC	6.00	5-15-2039	3,586,755	4,110,489
FHLMC ±	6.07	6-1-2037	1,169,183	1,246,719
FHLMC	6.50	11-1-2037	714,651	821,255
FHLMC	6.50	12-1-2038	1,159,264	1,319,303
FHLMC	7.00	3-25-2044	2,006,438	2,507,663
FHLMC Series 2638 Class MJ	5.00	7-15-2033	3,596,733	4,040,254
FHLMC Series 2744 Class JH	5.00	2-15-2034	2,787,766	3,087,412
FHLMC Series 2762 Class LY	5.00	3-15-2034	1,598,589	1,789,845
FHLMC Series 3574 Class D	5.00	9-15-2039	1,868,619	2,063,237
FHLMC Series 4227 Class AB	3.50	10-15-2037	7,405,916	7,879,095
FHLMC Series 4327 Class A	4.00	2-15-2040	22,361,177	24,173,036
FHLMC Series 4382 Class AB	3.00	7-15-2040	8,045,476	8,337,358
FHLMC Series T-57 Class 1A3	7.50	7-25-2043	380,012	456,799
FHLMC Series T-59 Class 1A3	7.50	10-25-2043	164,448	199,106
FHLMC Series T-60 Class 1A3	7.50	3-25-2044	59,155	72,598
FHLMC Structured Pass-Through Securities Series T-51 Class 2A ±	7.50	8-25-2042	1,749,366	2,106,896
FHLMC Structured Pass-Through Securities Series T-55 Class 1A2	7.00	3-25-2043	526,558	588,074
FNMA ±	2.20	9-1-2043	12,861,076	13,178,058
FNMA ±	2.25	11-1-2042	8,152,968	8,371,577
FNMA ±	2.30	5-1-2042	4,263,724	4,403,375
FNMA ±	2.34	10-1-2043	2,989,480	3,069,616
FNMA ±	2.34	5-1-2042	6,218,263	6,428,810
FNMA	2.35	6-1-2045	4,911,000	5,041,640
FNMA ±	2.50	10-1-2043	4,692,293	4,835,915
FNMA ±	2.63	4-1-2045	7,860,421	8,081,881
FNMA ±	2.66	12-1-2041	6,795,006	7,107,808
FNMA ±	2.66	11-1-2044	8,041,837	8,303,314
FNMA (a)%%	2.80	6-1-2045	2,650,000	2,710,747
FNMA (a)%%	2.83	7-1-2045	3,405,000	3,483,054
FNMA ±	3.16	3-1-2042	13,494,612	14,200,834
FNMA ±	3.20	12-1-2043	2,467,219	2,585,954
FNMA ±	3.23	11-1-2041	4,213,049	4,475,683
FNMA	3.50	12-1-2029	2,682,664	2,849,583
FNMA	3.50	2-1-2030	2,817,000	3,012,019
FNMA	3.50	4-1-2030	10,731,000	11,493,965
FNMA	3.50	5-1-2030	3,019,404	3,217,071
FNMA ±	3.53	3-1-2041	1,182,814	1,244,896
FNMA ±	3.54	12-1-2041	2,214,355	2,331,887
FNMA	4.00	9-1-2025	1,634,956	1,741,300
FNMA	4.00	12-1-2025	3,239,711	3,445,663
FNMA	4.00	6-1-2026	11,248,180	12,018,377
FNMA	4.00	5-1-2027	2,131,571	2,274,933
FNMA	4.00	8-1-2030	5,143,433	5,523,661
FNMA	4.00	4-1-2032	1,305,356	1,425,949
FNMA	4.00	8-1-2032	1,357,900	1,475,918
FNMA	4.00	3-1-2033	7,535,837	8,097,758
FNMA	4.50	6-1-2025	2,395,408	2,572,191
FNMA	4.50	2-1-2026	649,891	678,863
FNMA	4.50	10-1-2026	8,080,547	8,677,611
FNMA	4.50	12-1-2031	5,655,427	6,148,139

1

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Short Duration Government Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	5.00%	2-1-2023	$4,703,821	$5,078,939
FNMA	5.00	5-1-2023	903,804	978,314
FNMA	5.00	8-1-2030	1,085,597	1,210,427
FNMA	5.50	12-1-2033	2,323,625	2,672,852
FNMA	5.50	9-1-2039	1,049,492	1,210,948
FNMA	6.00	3-25-2035	980,399	1,040,274
FNMA	7.00	2-25-2042	1,554,016	1,834,232
FNMA Grantor Trust Series 2000-T6 Class A1	7.50	6-25-2030	591,129	681,746
FNMA Grantor Trust Series 2001-T16 Class A2	7.00	7-25-2042	357,950	428,046
FNMA Grantor Trust Series 2001-T3 Class A1	7.50	11-25-2040	670,152	785,223
FNMA Series 1999-T2 Class A1 ±	7.50	1-19-2039	384,853	425,373
FNMA Series 2001-T4 Class A1	7.50	7-25-2041	89,977	108,682
FNMA Series 2001-W03 Class A ±	6.87	9-25-2041	592,114	677,227
FNMA Series 2002-14 Class A2	7.00	1-25-2042	660,671	766,572
FNMA Series 2002-14 Class A2	7.50	1-25-2042	1,422,796	1,697,630
FNMA Series 2002-26 Class A1	7.00	1-25-2048	858,407	1,006,030
FNMA Series 2002-26 Class A2	7.50	1-25-2048	545,688	660,227
FNMA Series 2002-33 Class A2	7.50	6-25-2032	195,281	234,752
FNMA Series 2002-90 Class A1	6.50	6-25-2042	25,098	28,759
FNMA Series 2002-W6 Class 2A1 ±	6.40	6-25-2042	10,797	12,444
FNMA Series 2002-W8 Class A3	7.50	6-25-2042	109,676	128,015
FNMA Series 2003-63 Class GB	4.00	7-25-2033	3,870,751	4,124,518
FNMA Series 2003-W1 Class 2A ±	6.49	12-25-2042	278,397	324,355
FNMA Series 2003-W2 Class 1A1	6.50	7-25-2042	157,501	182,107
FNMA Series 2003-W4 Class 4A ±	7.00	10-25-2042	650,954	750,268
FNMA Series 2004-W02 Class 5A	7.50	3-25-2044	114,255	131,884
FNMA Series 2004-W11 Class 1A2	6.50	5-25-2044	4,466,783	5,268,838
FNMA Series 2004-W14 Class 2A	7.50	7-25-2044	137,669	161,148
FNMA Series 2004-W8 Class 3A	7.50	6-25-2044	1,096,142	1,286,827
FNMA Series 2004-W9 Class 2A3	7.50	2-25-2044	741,105	851,266
FNMA Series 2005-W1 Class 1A4	7.50	10-25-2044	339,155	406,991
FNMA Series 2005-W3 Class 1A	7.50	3-25-2045	205,108	245,314
FNMA Series 2006-24 Class DB	5.50	4-25-2026	1,655,237	1,826,919
FNMA Series 2009-14 Class A	7.00	6-25-2035	1,434,787	1,675,504
FNMA Series 2010-71 Class HJ	5.50	7-25-2040	1,507,630	1,721,286
FNMA Series 2010-98 Class EA	4.00	9-25-2030	2,422,529	2,600,529
FNMA Series 2011-46 Class BA	4.00	4-25-2037	9,872,095	10,309,764
FNMA Series 2011-M2 Class A1	2.02	4-25-2021	2,756,267	2,797,087
FNMA Series 2012-28 Class PT	4.00	3-25-2042	1,262,506	1,343,479
FNMA Series 2012-65 Class HJ	5.00	7-25-2040	8,861,241	9,882,118
FNMA Series 2013-103 Class H	4.50	3-25-2038	6,083,445	6,638,986
FNMA Series 2015-M4 Class FA ±	0.39	9-25-2018	10,668,999	10,685,888
FNMA Series 2015-M8 Class FA ±	0.36	11-25-2018	6,810,000	6,808,386
GNMA	5.50	3-15-2033	1,400,464	1,627,384
GNMA Series 2001-53 Class PB	6.50	11-20-2031	3,336,000	3,892,832

Total Agency Securities (Cost $445,486,416)				446,949,339

Asset-Backed Securities : 10.96%
Ally Master Owner Trust Series 2015-2 Class A1 ±	0.75	1-15-2021	3,676,000	3,683,812
Avis Budget Rental Car Funding LLC Series 2012-3A Class A 144A	2.10	3-20-2019	8,126,000	8,184,792
California Republic Auto Receivables Trust Series 2013-2 Class A2	1.23	3-15-2019	3,709,278	3,718,388
California Republic Auto Receivables Trust Series 2014-1 Class A4	1.48	8-15-2019	3,136,000	3,145,151
California Republic Auto Receivables Trust Series 2014-2 Class A3	0.91	8-15-2018	3,253,000	3,253,690
California Republic Auto Receivables Trust Series 2014-2 Class A4	1.57	12-16-2019	3,579,000	3,593,699
California Republic Auto Receivables Trust Series 2014-3 Class A4	1.79	3-16-2020	3,179,000	3,204,550
California Republic Auto Receivables Trust Series 2015-1 Class A4	1.82	9-15-2020	3,620,000	3,641,383
Capital Auto Receivables Asset Trust Series 2014-1 Class A3	1.32	6-20-2018	6,380,000	6,404,754
Capital Auto Receivables Asset Trust Series 2014-2 Class A4	1.62	10-22-2018	3,186,000	3,210,717
Capital Auto Receivables Asset Trust Series 2014-3 Class A4	1.83	4-22-2019	3,144,000	3,162,776
Capital Auto Receivables Asset Trust Series 2015-1 Class A4	1.86	10-21-2019	2,433,000	2,436,705
Capital Auto Receivables Asset Trust Series 2015-2 Class A2	1.39	9-20-2018	7,230,000	7,230,159
Capital Auto Receivables Asset Trust Series 2015-2 Class A3	1.76	9-20-2019	7,230,000	7,235,661
Ford Credit Floorplan Master Owner Trust Series 2015-1 Class A2 ±	0.58	1-15-2020	2,256,000	2,258,874
Navient Student Loan Trust Series 2014-CTA Class A 144A±	0.89	9-16-2024	8,901,296	8,884,811
Nelnet Student Loan Trust Series 2004-4 Class A5 ±	0.44	1-25-2037	3,974,012	3,932,249
SLC Student Loan Trust Series 2007-2 Class A2 ±	0.67	5-15-2028	925,398	925,532
SLC Student Loan Trust Series 2010-1 Class A ±	1.16	11-25-2042	1,846,806	1,868,885
SLM Student Loan Trust Series 2002-6 Class A4 ±	0.46	3-15-2019	466,295	466,322

2

Wells Fargo Advantage Short Duration Government Bond Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
SLM Student Loan Trust Series 2005-6 Class A5 ±	1.48%	7-27-2026	$1,324,198	$1,339,969
SLM Student Loan Trust Series 2010-1 Class A ±	0.58	3-25-2025	4,189,639	4,182,881
SLM Student Loan Trust Series 2010-A Class 2A 144A±	3.44	5-16-2044	4,739,253	5,009,732
SLM Student Loan Trust Series 2010-A Class1A 144A±	3.20	5-16-2044	2,361,252	2,450,509
SLM Student Loan Trust Series 2011-C Class A2A 144A±	3.43	10-17-2044	1,882,000	2,017,577
SLM Student Loan Trust Series 2012-B Class A2 144A	3.48	10-15-2030	3,197,000	3,315,740
SLM Student Loan Trust Series 2012-E Class A2 144A±	1.94	6-15-2045	3,636,000	3,736,135
SLM Student Loan Trust Series 2013-A Class A1 144A±	0.79	8-15-2022	3,170,666	3,173,549
SLM Student Loan Trust Series 2014-A Class A2B 144A±	1.34	1-15-2026	3,457,000	3,481,935
SMB Private Education Loan Trust Series 2015-A Class A1 144A±	0.78	7-17-2023	19,930,000	19,932,910

Total Asset-Backed Securities (Cost $128,890,411)				129,083,847

Non-Agency Mortgage-Backed Securities : 6.60%
Commercial Mortgage Trust Series 2012-LC4 Class A2	2.26	12-10-2044	4,814,258	4,894,092
Commercial Mortgage Trust Series 2012-LC4 Class A3	3.07	12-10-2044	5,340,000	5,561,749
Commercial Mortgage Trust Series 2013-CR6 Class A1	0.72	3-10-2046	2,523,168	2,509,225
DBUBS Mortgage Trust Series 2011-LC2A Class A1 144A	3.53	7-10-2044	797,763	838,555
GS Mortgage Securities Trust Series 2010-C1 Class A1 144A	3.68	8-10-2043	1,621,302	1,679,179
GS Mortgage Securities Trust Series 2010-C2 Class A1 144A	3.85	12-10-2043	7,231,208	7,361,348
GS Mortgage Securities Trust Series 2011-GC3 Class A2 144A	3.65	3-10-2044	8,351,244	8,438,665
GS Mortgage Securities Trust Series 2012-GCJ7 Class AAB	2.94	5-10-2045	2,579,000	2,685,113
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C1 Class A2 144A	4.61	6-15-2043	2,478,000	2,623,895
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C2 Class A2 144A	3.62	11-15-2043	2,259,000	2,368,573
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-CNTR Class A1 144A	3.30	8-5-2032	1,557,827	1,609,400
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2011-C3 Class A2 144A	3.67	2-15-2046	6,159,035	6,291,867
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2011-C5 Class A2	3.15	8-15-2046	786,315	805,177
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2012-CBX Class A3	3.14	6-15-2045	4,888,540	5,048,058
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2012-LC9 Class A2	1.68	12-15-2047	3,876,000	3,898,225
JPMorgan Mortgage Trust Series 2015-1 Class 1A2 144A±	2.69	12-25-2044	3,951,283	4,007,840
JPMorgan Mortgage Trust Series 2015-IVR2 Class A2 144A±	2.77	1-25-2045	6,071,804	6,116,135
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class A2	1.87	11-15-2045	5,170,000	5,231,301
Morgan Stanley Capital I Trust Series 2011-C2 Class A3 144A	4.21	6-15-2044	705,000	757,611
Morgan Stanley Dean Witter Capital I Series 2011-C3 Class A2	3.22	7-15-2049	4,814,695	4,931,027

Total Non-Agency Mortgage-Backed Securities (Cost $78,927,083)				77,657,035

U.S. Treasury Securities : 46.27%
U.S. Treasury Note	0.25	2-29-2016	55,508,000	55,520,989
U.S. Treasury Note	0.50	8-31-2016	61,490,000	61,571,659
U.S. Treasury Note	0.50	9-30-2016	25,144,000	25,169,546
U.S. Treasury Note	0.50	4-30-2017	42,600,000	42,533,459
U.S. Treasury Note	0.63	7-15-2016	85,632,000	85,899,600
U.S. Treasury Note	0.63	8-15-2016	63,864,000	64,048,631
U.S. Treasury Note	0.63	12-15-2016	23,000,000	23,048,507
U.S. Treasury Note	0.63	2-15-2017	67,470,000	67,564,863
U.S. Treasury Note	0.63	5-31-2017	27,110,000	27,118,458
U.S. Treasury Note	0.88	1-31-2017	9,191,000	9,244,133
U.S. Treasury Note	0.88	1-15-2018	11,788,000	11,799,057
U.S. Treasury Note	1.00	5-15-2018	71,294,000	71,438,798

Total U.S. Treasury Securities (Cost $544,796,939)				544,957,700

Yankee Corporate Bonds and Notes : 2.14%

Financials : 2.14%

Banks : 2.14%
National Bank of Canada 144A	1.40	4-20-2018	11,600,000	11,603,178

3

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Short Duration Government Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
Norddeutsche Landesbank 144A	2.00%	2-5-2019	$13,450,000	$13,617,466

Total Yankee Corporate Bonds and Notes (Cost $25,239,621)				25,220,644

Short-Term Investments : 2.98%

	Yield		Shares
Investment Companies : 2.98%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (l)(u)##	0.01		35,062,235	35,062,235

Total Short-Term Investments (Cost $35,062,235)				35,062,235

Total investments in securities (Cost $1,258,402,705)*	106.90%			1,258,930,800
Other assets and liabilities, net	(6.90)			(81,214,866)

Total net assets	100.00%			$1,177,715,934

±	Variable rate investment. The rate shown is the rate in effect at period end.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
%%	The security is issued on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued securities.
*	Cost for federal income tax purposes is $1,258,930,526 and unrealized gains (losses) consists of:

Gross unrealized gains	$3,018,133
Gross unrealized losses	(3,017,859)

Net unrealized gains	$274

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LLC	Limited liability company

4

Wells Fargo Advantage Short Duration Government Bond Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$446,949,339	$0	$446,949,339
Asset-backed securities	0	129,083,847	0	129,083,847
Non-agency mortgage-backed securities	0	77,657,035	0	77,657,035

U.S. Treasury Securities	544,957,700	0	0	544,957,700
Yankee corporate bonds and notes	0	25,220,644	0	25,220,644
Short-term investments
Investment companies	35,062,235	0	0	35,062,235

Total assets	$580,019,935	$678,910,865	$0	$1,258,930,800

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Short-Term Bond Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 13.05%
FDIC Series 2010-R1 Class A 144A	2.18%	5-25-2050	$2,297,835	$2,316,371
FDIC Series 2013-R1 Class A 144A	1.15	3-25-2033	1,576,735	1,567,626
FHLMC ±	2.41	9-1-2031	6,992	7,140
FHLMC ±	2.50	4-1-2032	57,946	61,360
FHLMC ±	2.54	7-1-2029	4,893	5,104
FHLMC ±	2.90	5-1-2026	101,412	107,015
FHLMC	3.00	2-15-2024	1,119,119	1,153,887
FHLMC	3.50	6-15-2038	1,233,424	1,293,289
FHLMC	4.50	5-15-2018	173,486	181,215
FHLMC	5.00	10-15-2032	340,591	350,511
FHLMC	6.00	10-1-2021	510,231	561,001
FHLMC	8.50	9-1-2017	56,944	58,603
FHLMC	9.00	8-1-2018	47,757	50,002
FHLMC	9.00	6-1-2019	50,162	53,342
FHLMC	9.00	10-1-2019	142,622	155,509
FHLMC	9.50	12-1-2022	104,161	112,570
FHLMC	10.50	1-1-2016	322	324
FHLMC	10.50	11-1-2017	454	487
FHLMC	10.50	8-1-2018	42,757	45,846
FHLMC	10.50	2-1-2019	939	1,039
FHLMC	10.50	4-1-2019	398	429
FHLMC	10.50	5-1-2019	435	481
FHLMC	10.50	6-1-2019	2,260	2,488
FHLMC	10.50	7-1-2019	939	1,038
FHLMC Series 2597 Series AE	5.50	4-15-2033	276,090	305,141
FHLMC Series 2631 Class LC	4.50	6-15-2018	390,205	407,588
FHLMC Series 2642 Class AR	4.50	7-15-2023	425,932	457,239
FHLMC Series 2656 Class BG	5.00	10-15-2032	1,390,665	1,454,256
FHLMC Series 2958 Class QD	4.50	4-15-2020	1,330,174	1,384,031
FHLMC Series 3117 Class PL	5.00	8-15-2034	183,656	184,310
FHLMC Series 3656 Class BH	3.00	12-15-2019	1,366,873	1,378,760
FHLMC Series 3778 Class BM	3.50	8-15-2028	531,799	547,753
FHLMC Series 3794 Class LK	3.00	2-15-2024	1,831,994	1,870,571
FHLMC Series 3855 Class HL	3.50	2-15-2026	429,193	446,437
FHLMC Series 3920 Class AB	3.00	9-15-2025	1,134,981	1,166,042
FHLMC Series T-42 Class A6	9.50	2-25-2042	492,701	611,657
FHLMC Series T-57 Class 2A1 ±	3.28	7-25-2043	52,149	54,449
FHLMC Series T-59 Class 2A1 ±	2.94	10-25-2043	1,164,451	1,211,002
FNMA ±	1.41	8-1-2034	730,098	745,084
FNMA ±	2.31	11-1-2031	67,354	70,756
FNMA ±	2.56	10-1-2036	3,510,275	3,739,602
FNMA ±	2.57	7-1-2036	2,318,303	2,481,773
FNMA	2.73	10-1-2017	3,011,413	3,103,993
FNMA	2.93	12-1-2017	2,347,679	2,441,944
FNMA	3.34	4-1-2016	953,210	964,769
FNMA	3.34	9-1-2017	1,398,334	1,461,394
FNMA	3.50	10-1-2023	1,474,957	1,565,976
FNMA	3.50	11-1-2023	879,381	933,690
FNMA	3.69	6-1-2017	3,336,958	3,510,467
FNMA	3.74	5-1-2018	2,242,538	2,385,191
FNMA	4.00	5-25-2019	341,354	355,032
FNMA	4.00	12-15-2024	546,301	569,470
FNMA	4.00	6-25-2026	1,356,416	1,445,315
FNMA	4.00	8-25-2037	1,171,162	1,206,861
FNMA	4.44	9-1-2015	1,672,751	1,690,301
FNMA	5.00	1-15-2022	1,460,659	1,529,512
FNMA	5.00	3-25-2034	184,211	186,005
FNMA	5.09	2-1-2016	850,454	866,370
FNMA	5.25	1-1-2018	1,750,950	1,815,983
FNMA	5.50	8-25-2034	2,107,012	2,222,765
FNMA	6.00	4-1-2021	668,170	703,288
FNMA	6.00	3-1-2033	834,068	965,629
FNMA	6.28	11-1-2018	573,334	587,548
FNMA	6.50	8-1-2031	478,438	568,880
FNMA	7.60	8-1-2018	198,287	214,498
FNMA	8.00	4-1-2017	74,154	77,017
FNMA	8.00	9-1-2019	41,525	43,953
FNMA	8.00	9-1-2023	7,562	8,068

1

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Short-Term Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	8.33%	7-15-2020	$24,785	$27,290
FNMA	8.50	7-1-2018	38,939	41,158
FNMA	8.50	2-1-2023	37,211	38,619
FNMA	9.00	2-15-2020	1,098	1,259
FNMA	9.00	11-1-2024	93,055	103,794
FNMA	11.00	10-15-2020	14,642	14,993
FNMA Grantor Trust Series 2002-T12 Class A4	9.50	5-25-2042	780,097	976,287
FNMA Series 1989-29 Class Z	10.00	6-25-2019	81,402	90,787
FNMA Series 1989-63 Class Z	9.40	10-25-2019	34,998	37,826
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	65,930	80,475
FNMA Series 2003-15 Class CB	5.00	3-25-2018	779,057	810,588
FNMA Series 2003-41 Class PE	5.50	5-25-2023	1,201,355	1,301,152
FNMA Series 2003-W11 Class A1 ±	3.46	6-25-2033	16,926	17,743
FNMA Series 2003-W6 Class 6A ±	3.12	8-25-2042	1,249,329	1,352,167
FNMA Series 2003-W6 Class PT4 ±	8.84	10-25-2042	106,336	126,172
FNMA Series 2004-90 Class XY	4.00	9-25-2034	780,457	813,417
FNMA Series 2004-W6 Class 1A4	5.50	7-25-2034	57,881	57,872
FNMA Series 2006-48 Class TD	5.50	12-25-2034	232,476	234,742
FNMA Series 2008-53 Class CA	5.00	7-25-2023	956,571	1,009,910
FNMA Series 2011-133 Class A	3.50	6-25-2029	1,697,743	1,767,082
FNMA Series 2011-17 Class ED	3.50	7-25-2025	436,281	453,338
FNMA Series 2011-39 Class CA	3.00	5-25-2024	454,746	467,942
FNMA Series 2011-66 Class BE	3.00	3-25-2025	978,313	1,003,739
FNMA Series 2011-71 Class DJ	3.00	3-25-2025	1,948,855	1,999,040
FNMA Series G95-2 Class IO ±(c)	10.00	5-25-2020	101,070	4,265
GNMA	4.00	8-16-2023	610,110	639,587
GNMA	4.50	4-20-2035	570,453	604,408
GNMA	8.00	12-15-2023	32,913	38,514
GNMA	9.00	11-15-2017	20,350	21,278
GNMA	9.00	11-15-2024	22,437	25,608
GNMA	10.00	2-20-2018	6,099	6,465
GNMA	12.50	4-15-2019	408	410
GNMA Series 2008-36 Class AN	4.25	10-16-2022	533,836	546,861
GNMA Series 2008-36 Class NA	4.25	10-16-2022	1,123,445	1,150,464
GNMA Series 2010-6 Class EA	4.00	9-16-2023	671,851	697,418
GNMA Series 2010-89 Class DG	3.00	12-20-2035	1,153,107	1,167,148
GNMA Series 2011-82 Class HT	2.00	7-16-2036	287,627	290,714
GNMA Series 2012-19 Class A	1.83	3-16-2039	4,362,938	4,390,612

Total Agency Securities (Cost $79,497,197)				80,438,191

Asset-Backed Securities : 7.12%
ASG Resecuritization Trust Series 2009-4 Class A60 144A	6.00	6-28-2037	248,394	250,474
Chase Issuance Trust Series 2012-A3 Class A3	0.79	6-15-2017	4,078,000	4,078,612
Chase Issuance Trust Series 2012-A5 Class A5	0.59	8-15-2017	5,410,000	5,411,001
Citibank Credit Card Issuance Trust Series 2012-A1 Class A1	0.55	10-10-2017	3,000,000	3,000,243
CNH Equipment Trust Series 2013-C Class A2	0.63	1-17-2017	275,749	275,758
Ford Credit Auto Lease Trust Series 2014-B Class A2A	0.51	3-15-2017	3,282,141	3,281,278
Ford Credit Auto Owner Trust Series 2014-A Class A2	0.48	11-15-2016	690,118	690,103
GE Equipment Transportation LLC Series 2013-2 Class A2	0.61	6-24-2016	531,865	531,908
GE Equipment Transportation LLC Series 2015-1 Class A2	0.89	11-24-2017	1,430,000	1,430,771
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1 144A	1.65	5-15-2020	2,050,000	2,051,745
Golden National Mortgage Asset-Backed Certificates Series 1998-GN1 Class M2 (s)(i)	8.02	2-25-2027	34,322	34,307
Home Equity Asset Trust Series 2003-6 Class M1 ±	1.23	2-25-2034	1,462,545	1,381,488
Honda Auto Receivables Owner Trust Series 2014-3 Class A2	0.48	12-15-2016	2,165,955	2,165,586
Hyundai Auto Lease Securitization Trust Series 2014-A Class A2 144A	0.52	7-15-2016	1,838,066	1,837,773
Hyundai Auto Receivables Trust Series 2013-B Class A3	0.71	9-15-2017	2,765,363	2,767,893
Mercedes-Benz Auto Lease Trust Series 2014-A Class A2A	0.48	6-15-2016	1,742,364	1,742,385
Nissan Auto Lease Trust Series 2013-B Class A2A	0.57	1-15-2016	77,464	77,466
Nissan Auto Lease Trust Series 2014-B Class A2A	0.73	4-17-2017	4,870,000	4,873,204
Susquehanna Auto Receivables Trust Series 2014-1A Class A2 144A	0.58	10-17-2016	1,367,265	1,367,105
Volkswagen Auto Lease Trust Series 2015-A Class A2A	0.87	6-20-2017	3,520,000	3,523,207
Volvo Financial Equipment LLC Series 2014-1A Class A2 144A	0.54	11-15-2016	3,078,764	3,077,686

Total Asset-Backed Securities (Cost $43,924,499)				43,849,993

2

Wells Fargo Advantage Short-Term Bond Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 37.70%

Consumer Discretionary : 3.23%

Automobiles : 1.48%
Ford Motor Company	6.50%	8-1-2018	$2,667,000	$3,034,523
General Motors Financial Company	3.15	1-15-2020	3,000,000	3,000,468
Harley-Davidson Financial Services Incorporated 144A	2.70	3-15-2017	3,000,000	3,075,258

				9,110,249

Media : 1.23%
Cox Communications Incorporated	5.50	10-1-2015	2,000,000	2,031,532
DIRECTV	2.40	3-15-2017	5,495,000	5,576,562

				7,608,094

Specialty Retail : 0.52%
International Game Technology	7.50	6-15-2019	3,000,000	3,195,000

Consumer Staples : 1.00%

Beverages : 0.17%
Constellation Brands Incorporated	7.25	9-1-2016	1,000,000	1,068,990

Food & Staples Retailing : 0.34%
Tyson Foods Incorporated	6.60	4-1-2016	1,995,000	2,084,326

Food Products : 0.49%
J.M. Smucker Company 144A	1.75	3-15-2018	3,000,000	3,003,216

Energy : 3.45%

Energy Equipment & Services : 1.04%
SESI LLC	6.38	5-1-2019	3,000,000	3,082,500
Spectra Energy Capital Company	6.20	4-15-2018	3,000,000	3,329,661

				6,412,161

Oil, Gas & Consumable Fuels : 2.41%
Boardwalk Pipelines LP	5.88	11-15-2016	1,000,000	1,039,652
DCP Midstream Operating Company	2.50	12-1-2017	3,000,000	2,917,596
Enterprise Products Operating LLC	5.25	1-31-2020	2,010,000	2,259,023
Kinder Morgan Incorporated	3.05	12-1-2019	3,500,000	3,515,026
Pioneer Natural Resources Company	5.88	7-15-2016	2,940,000	3,087,497
Weatherford Bermuda Company	5.50	2-15-2016	2,000,000	2,055,188

				14,873,982

Financials : 16.71%

Banks : 4.31%
Associated Banc Corporation	5.13	3-28-2016	2,000,000	2,060,284
Australia and New Zealand Banking Group Limited 144A	2.40	11-23-2016	3,000,000	3,058,023
Bank of America Corporation	6.50	8-1-2016	3,000,000	3,179,226
Citigroup Incorporated	2.40	2-18-2020	2,000,000	1,995,470
JPMorgan Chase & Company	2.25	1-23-2020	1,500,000	1,492,064
PNC Bank NA	1.50	2-23-2018	3,000,000	3,007,731
Santander Holdings USA	4.63	4-19-2016	2,000,000	2,063,150
UBS AG (Stamford Connecticut)	5.88	7-15-2016	3,000,000	3,155,673
Union Bank NA	5.95	5-11-2016	3,325,000	3,478,848
US Bancorp NA	3.44	2-1-2016	2,000,000	2,031,400
US Bank NA ±	2.28	4-29-2020	1,006,000	1,006,125

				26,527,994

3

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Short-Term Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Capital Markets : 2.71%
Ameriprise Financial Incorporated	5.65%	11-15-2015	$2,000,000	$2,045,016
Bear Stearns Companies LLC	5.55	1-22-2017	3,875,000	4,126,832
Goldman Sachs Group Incorporated	6.15	4-1-2018	2,965,000	3,308,495
Janus Capital Group Incorporated	6.70	6-15-2017	2,900,000	3,167,786
Lazard Group LLC	6.85	6-15-2017	538,000	590,005
Merrill Lynch & Company Incorporated	5.30	9-30-2015	1,400,000	1,419,855
Morgan Stanley	1.88	1-5-2018	2,045,000	2,052,971

				16,710,960

Consumer Finance : 2.62%
Daimler Finance NA LLC 144A	1.65	3-2-2018	3,000,000	3,007,605
Discover Financial Services Company	6.45	6-12-2017	3,000,000	3,281,685
Ford Motor Credit Company	5.63	9-15-2015	1,000,000	1,013,726
Murray Street Investment Trust I	4.65	3-9-2017	4,000,000	4,221,456
SLM Corporation	3.88	9-10-2015	1,500,000	1,507,500
Toll Brothers Finance Corporation	8.91	10-15-2017	2,710,000	3,102,408

				16,134,380

Diversified Financial Services : 1.84%
McGraw Hill Financial Incorporated	5.90	11-15-2017	3,500,000	3,835,573
Moody’s Corporation	2.75	7-15-2019	3,000,000	3,046,971
Raymond James Financial Incorporated	4.25	4-15-2016	2,000,000	2,057,330
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2016	2,500,000	2,426,500

				11,366,374

Insurance : 3.61%
Genworth Financial Incorporated	8.63	12-15-2016	2,000,000	2,150,000
Lincoln National Corporation	8.75	7-1-2019	2,426,000	3,026,755
MetLife Insurance Company 144A	7.70	11-1-2015	3,000,000	3,078,807
Platinum Underwriters Finance Incorporated Series B	7.50	6-1-2017	3,070,000	3,385,654
Prudential Insurance Company 144A	8.10	7-15-2015	3,910,000	3,943,040
Reliance Standard 144A	2.38	5-4-2020	2,000,000	1,976,970
Symetra Financial Corporation 144A	6.13	4-1-2016	3,000,000	3,099,918
Unum Group 144A	6.85	11-15-2015	1,533,000	1,573,307

				22,234,451

REITs : 1.62%
American Tower Corporation	4.50	1-15-2018	2,700,000	2,879,385
ARC Properties Operating Partnership LP	2.00	2-6-2017	1,085,000	1,060,588
Realty Income Corporation	2.00	1-31-2018	3,000,000	3,024,078
Regency Centers LP	5.25	8-1-2015	3,000,000	3,021,654

				9,985,705

Health Care : 2.30%

Biotechnology : 0.57%
Biogen Idec Incorporated	6.88	3-1-2018	3,045,000	3,478,916

Health Care Equipment & Supplies : 0.67%
Zimmer Holdings Incorporated	1.45	4-1-2017	1,370,000	1,373,883
Zimmer Holdings Incorporated	2.00	4-1-2018	2,745,000	2,765,324

				4,139,207

Pharmaceuticals : 1.06%
AbbVie Incorporated	1.80	5-14-2018	3,390,000	3,393,373
Mylan Incorporated 144A	7.88	7-15-2020	3,000,000	3,142,530

				6,535,903

4

Wells Fargo Advantage Short-Term Bond Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Industrials : 3.54%

Aerospace & Defense : 0.53%
L-3 Communications Corporation	5.20%	10-15-2019	$3,000,000	$3,277,017

Airlines : 0.63%
Delta Air Lines Incorporated	4.75	11-7-2021	2,495,131	2,682,265
US Airway 2010-1 Class B Pass-Through Trust	8.50	10-22-2018	1,099,772	1,198,752

				3,881,017

Building Products : 0.03%
Owens Corning Incorporated	6.50	12-1-2016	148,000	158,089

Commercial Services & Supplies : 0.37%
Boardwalk Pipelines LLC	5.20	6-1-2018	2,179,000	2,276,931

Machinery : 1.05%
CNH Capital LLC	3.25	2-1-2017	1,760,000	1,764,400
CNH Capital LLC	3.88	11-1-2015	1,145,000	1,152,156
SPX Corporation	6.88	9-1-2017	3,250,000	3,542,500

				6,459,056

Road & Rail : 0.93%
JB Hunt Transportation Services Company	3.38	9-15-2015	3,700,000	3,724,820
Ryder System Incorporated	2.65	3-2-2020	2,000,000	2,017,428

				5,742,248

Information Technology : 1.49%

IT Services : 0.44%
Western Union Company	2.38	12-10-2015	2,700,000	2,710,387

Semiconductors & Semiconductor Equipment : 0.56%
Kla-Tencor Corporation	2.38	11-1-2017	1,365,000	1,382,386
Kla-Tencor Corporation	3.38	11-1-2019	2,000,000	2,061,330

				3,443,716

Software : 0.49%
Fidelity National Information Services Incorporated	2.00	4-15-2018	2,000,000	1,999,976
Symantec Corporation	2.75	9-15-2015	1,000,000	1,004,668

				3,004,644

Materials : 1.02%

Construction Materials : 0.53%
Martin Marietta Material ±	1.37	6-30-2017	3,310,000	3,299,120

Metals & Mining : 0.49%
Glencore Funding LLC 144A	1.70	5-27-2016	3,000,000	3,007,797

Telecommunication Services : 2.19%

Diversified Telecommunication Services : 2.19%
AT&T Incorporated	2.45	6-30-2020	1,000,000	989,776
Clearwire Communications LLC 144A	14.75	12-1-2016	2,710,000	3,214,738
Crown Castle Towers LLC 144A	5.50	1-15-2037	2,695,000	2,795,844
Verizon Communications Incorporated	1.35	6-9-2017	6,479,000	6,474,860

				13,475,218

5

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Short-Term Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Utilities : 2.77%

Electric Utilities : 2.77%
Dayton Power & Light Company	1.88%	9-15-2016	$4,000,000	$4,038,232
FPL Group Capital Incorporated	2.60	9-1-2015	3,000,000	3,014,739
Interstate Power & Light Company	3.30	6-15-2015	3,750,000	3,753,420
Monongahela Power Company 144A	5.70	3-15-2017	3,000,000	3,203,670
Progress Energy Incorporated	5.63	1-15-2016	3,000,000	3,089,400

				17,099,461

Total Corporate Bonds and Notes (Cost $231,924,853)				232,304,609

Municipal Obligations : 5.72%

California : 1.03%
California Public Works Board Lease Series E (Miscellaneous Revenue)	3.68	12-1-2015	2,960,000	3,000,138
San Bernardino County CA Financing Authority (Miscellaneous Revenue, National Insured) ¤	0.00	8-1-2017	3,500,000	3,372,320

				6,372,458

Florida : 0.24%
Village Center Community Development District Utility (Water & Sewer Revenue) 144A	1.60	10-1-2016	1,445,000	1,445,434

Georgia : 0.49%
Georgia Municipal Gas Authority Taxable Gas Portfolio III Series F (Utilities Revenue)	4.77	8-1-2015	3,000,000	3,019,110

Illinois : 0.31%
Chicago IL (Tax Revenue)	6.30	12-1-2021	1,800,000	1,922,184

Michigan : 0.32%
Michigan Finance Authority Series D5 (Water & Sewer Revenue)	2.85	7-1-2019	2,000,000	1,978,640

New Jersey : 1.43%
New Jersey EDA Series A (Lease Revenue)	1.46	6-15-2015	3,000,000	3,000,870
New Jersey EDA Series B (Miscellaneous Revenue, AGM Insured) ¤	0.00	2-15-2018	3,000,000	2,735,160
New Jersey EDA Series B (Lease Revenue, AGM Insured) ¤	0.00	2-15-2019	3,500,000	3,071,285

				8,807,315

Oregon : 0.52%
Portland OR Taxable Pension (GO) ±(m)(n)	0.12	6-1-2019	3,350,000	3,199,250

Tennessee : 0.65%
Baptist Memorial Health Care Corporation (Health Revenue)	1.00	6-17-2015	4,000,000	4,000,000

Texas : 0.73%
Port Arthur TX Navigation District Motiva Enterprises LLC Subseries E (Industrial Development Revenue) ±	0.35	11-1-2040	4,500,000	4,500,000

Total Municipal Obligations (Cost $35,185,492)				35,244,391

Non-Agency Mortgage-Backed Securities : 10.57%
Bank of America Mortgage Securities Series 2002-K Class 3A1 ±	2.63	10-20-2032	20,612	20,775
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR 9 Class A4A	4.87	9-11-2042	1,526,096	1,527,361
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR8 Class A4	4.67	6-11-2041	188,744	188,545
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-T20 Class A4A ±	5.14	10-12-2042	1,327,501	1,332,286
Citigroup Commercial Mortgage Trust Series 2005-CD1 Class A4 ±	5.23	7-15-2044	1,649,191	1,654,480
CNH Equipment Trust Series 2012-B Class A3	0.86	9-15-2017	655,993	656,096
CNH Equipment Trust Series 2014-A Class A2	0.49	6-15-2017	949,518	949,531

6

Wells Fargo Advantage Short-Term Bond Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Commercial Mortgage Trust Pass-Through Certificate Series 2005-C6 Class A5A ±	5.12%	6-10-2044	$955,114	$956,078
Commercial Mortgage Trust Series 2010-C1 Class A1 144A	3.16	7-10-2046	1,417,117	1,422,029
Commercial Mortgage Trust Series 2012-CR2 Class A1 ±	0.82	8-15-2045	1,358,448	1,359,464
Commercial Mortgage Trust Series 2013-FL3 Class B 144A±	2.34	10-13-2028	3,000,000	3,007,434
Commercial Mortgage Trust Series 2014-BBG Class A 144A±	0.99	3-15-2029	2,100,000	2,097,354
ContiMortgage Home Equity Trust Series 1996-2 ±(c)(i)	0.00	7-15-2027	871,740	19,989
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±	1.93	6-19-2031	310,469	280,354
Credit Suisse Mortgage Capital Certificates Series 2006-C5 Class A3	5.31	12-15-2039	978,683	1,020,131
Drexel Burnham Lambert CMO Trust Series T Class 4	8.45	9-20-2019	57,639	60,760
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 ±	1.31	9-25-2033	539,926	516,879
Equity Mortgage Trust Series 2014-INNS Class A 144A±	1.03	5-8-2031	3,059,884	3,058,822
FedEx Corporation 1998 Pass-Through Certificates	7.02	1-15-2016	605,702	628,416
Greenwich Capital Commercial Funding Corporation Series 2007-GG9 Class A4	5.44	3-10-2039	2,834,198	2,990,634
GS Mortgage Securities Trust Series 2014-GSFL Class A 144A±	1.19	7-15-2031	3,000,000	3,001,293
GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A±	8.00	9-19-2027	306,976	315,208
GSMPS Mortgage Loan Trust Series 2006-RP2 Class 1AF1 144A±	0.58	4-25-2036	1,137,492	959,254
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-CB16 Class A4	5.55	5-12-2045	969,954	997,957
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-CB18 Class A4	5.44	6-12-2047	2,683,194	2,833,321
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-INN Class A 144A±	1.11	6-15-2029	5,000,000	4,987,885
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-PHH Class A 144A±	1.39	8-15-2027	3,000,000	3,002,553
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-CSMO Class A 144A±	1.43	1-15-2032	3,300,000	3,302,056
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-LDP5 Class A4 ±	5.24	12-15-2044	1,987,719	2,000,067
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX Class AM ±	5.46	1-15-2049	3,300,000	3,428,901
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C6 Class A4 ±	5.86	7-15-2040	800,236	837,000
Macquarie Equipment Funding Trust Series 2014-A Class A2 144A	0.80	11-21-2016	3,600,000	3,607,963
Master Mortgages Trust Series 2002-3 Class 4A1 ±	2.54	10-25-2032	9,273	9,253
Morgan Stanley Capital I Series 2005-IQ10 Class A4A ±	5.23	9-15-2042	450,740	450,788
Morgan Stanley Capital I Series 2005-T19 Class A4A	4.89	6-12-2047	205,235	205,044
Morgan Stanley Capital I Series 2006-HQ8 Class A4 ±	5.42	3-12-2044	2,667,165	2,692,063
Morgan Stanley Capital I Series 2007-IQ Class A4	5.81	12-12-2049	2,601,350	2,806,867
NCUA Guaranteed Notes Program Series 2010-C1 Class APT	2.65	10-29-2020	2,098,261	2,146,015
Nomura Asset Acceptance Corporation Series 2005-AR1 Class 1A1 ±	2.48	2-25-2035	596,023	594,377
SBA Tower Trust Series 2014-1A Class C 144A	2.90	10-15-2044	3,000,000	3,026,196
Structured Mortgage Asset Residential Trust Series 1992-5B Class BO ¤(i)	0.00	6-25-2023	6,983	6,812
Wilshire Funding Corporation Series 1996-3 Class M2 ±	7.10	8-25-2032	86,024	84,418
Wilshire Funding Corporation Series 1996-3 Class M3 ±	7.10	8-25-2032	87,621	84,496
Wilshire Funding Corporation Series 1998-2 Class M1 ±	2.00	12-28-2037	30,954	30,334
Total Non-Agency Mortgage-Backed Securities (Cost $65,537,697)				65,157,539

	Dividend yield		Shares
Preferred Stocks : 0.26%

Financials : 0.26%

Banks : 0.26%
Huntington Bancshares ±(a)(i)	3.59		80,000	1,633,547

Total Preferred Stocks (Cost $1,958,484)				1,633,547

	Interest rate		Principal
U.S. Treasury Securities : 1.22%
U.S. Treasury Note	1.38	2-28-2019	$4,530,000	4,557,959

7

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Short-Term Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	1.38%	4-30-2020	$2,985,000	$2,970,075

Total U.S. Treasury Securities (Cost $7,466,868)				7,528,034

Yankee Corporate Bonds and Notes : 16.43%

Consumer Discretionary : 1.10%

Media : 0.51%
British Sky Broadcasting Group plc 144A	6.10	2-15-2018	2,838,000	3,139,869

Specialty Retail : 0.59%
Seagate HDD Cayman Company	3.75	11-15-2018	3,500,000	3,659,058

Consumer Staples : 0.57%

Food & Staples Retailing : 0.57%
Tesco plc 144A	2.70	1-5-2017	3,470,000	3,501,126

Energy : 2.84%

Energy Equipment & Services : 0.46%
Noble Corporation	4.00	3-16-2018	2,800,000	2,875,709

Oil, Gas & Consumable Fuels : 2.38%
BP Capital Markets plc	1.67	2-13-2018	3,000,000	3,024,813
Ecopetrol SA	4.25	9-18-2018	3,000,000	3,165,000
Korea National Oil Corporation 144A	2.75	1-23-2019	3,000,000	3,059,379
Petrobras Global Finance Company	3.25	3-17-2017	2,065,000	2,041,170
Transocean Incorporated	5.05	12-15-2016	3,235,000	3,356,313

				14,646,675

Financials : 9.09%

Banks : 5.86%
Abbey National Treasury Services plc	2.38	3-16-2020	3,000,000	2,997,141
Bank of Nova Scotia 144A	1.65	10-29-2015	3,430,000	3,445,709
Banque Federative du Credit Mutuel SA 144A	1.70	1-20-2017	2,850,000	2,869,597
Barclays plc	2.00	3-16-2018	3,000,000	3,015,648
BPCE SA	1.61	7-25-2017	3,000,000	3,004,596
Canadian Imperial Bank 144A	2.75	1-27-2016	3,000,000	3,043,350
Corporacion Andina De Fomento	3.75	1-15-2016	3,385,000	3,436,120
Experian Finance plc 144A	2.38	6-15-2017	3,800,000	3,829,967
Hbos plc Subordinated 144A	6.75	5-21-2018	2,000,000	2,230,622
ING Bank NV 144A	1.80	3-16-2018	3,000,000	3,019,524
Swedbank Hypotek 144A	2.13	8-31-2016	3,000,000	3,048,723
Westpac Banking Corporation 144A	5.30	10-15-2015	2,150,000	2,186,255

				36,127,252

Diversified Financial Services : 0.76%
Credit Suisse New York	6.00	2-15-2018	1,500,000	1,656,021
Shell International Finance BV	2.13	5-11-2020	3,000,000	3,012,495

				4,668,516

Insurance : 1.48%
Allied World Assurance Company	7.50	8-1-2016	3,000,000	3,205,890
Endurance Specialty Holdings Limited	6.15	10-15-2015	2,850,000	2,904,994
QBE Insurance Group Limited 144A	2.40	5-1-2018	2,985,000	3,013,501

				9,124,385

Real Estate Management & Development : 0.99%
Deutsche Annington Finance BV 144A	3.20	10-2-2017	4,000,000	4,092,860

8

Wells Fargo Advantage Short-Term Bond Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Real Estate Management & Development (continued)
Korea Land & Housing Corporation 144A		1.88%	8-2-2017	$2,000,000	$2,006,774

					6,099,634

Health Care : 0.49%

Pharmaceuticals : 0.49%
Perrigo Company plc		1.30	11-8-2016	3,000,000	2,997,780

Information Technology : 0.97%

Internet Software & Services : 0.48%
Alibaba Group Holding Limited 144A		2.50	11-28-2019	3,000,000	2,989,785

Semiconductors & Semiconductor Equipment : 0.49%
TSMC Global Limited 144A		1.63	4-3-2018	3,035,000	3,002,525

Materials : 0.54%

Construction Materials : 0.54%
Lafarge SA 144A		6.20	7-9-2015	3,321,000	3,332,957

Telecommunication Services : 0.33%

Wireless Telecommunication Services : 0.33%
Telefonica Moviles Chile SA 144A		2.88	11-9-2015	2,000,000	2,016,972

Utilities : 0.50%

Multi-Utilities : 0.50%
Korea Western Power Company 144A		3.13	5-10-2017	3,000,000	3,077,430

Total Yankee Corporate Bonds and Notes (Cost $100,670,342)					101,259,673

Short-Term Investments : 7.86%

		Yield		Shares
Investment Companies : 7.76%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.11		47,806,499	47,806,499

				Principal
U.S. Treasury Securities : 0.10%
U.S. Treasury Bill #(z)		0.04	6-18-2015	$625,000	624,997

Total Short-Term Investments (Cost $48,431,488)					48,431,496

Total investments in securities (Cost $614,596,920)*	99.93%				615,847,473
Other assets and liabilities, net	0.07				410,846

Total net assets	100.00%				$616,258,319

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
(i)	Illiquid security
¤	The security is issued in zero coupon form with no periodic interest payments.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.

9

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Short-Term Bond Fund

(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $614,596,920 and unrealized gains (losses) consists of:

Gross unrealized gains	$3,511,629
Gross unrealized losses	(2,261,076)

Net unrealized gains	$1,250,553

Abbreviations:

AGM	Assured Guaranty Municipal
EDA	Economic Development Authority
FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LLC	Limited liability company
LP	Limited partnership
National	National Public Finance Guarantee Corporation
plc	Public limited company

10

Wells Fargo Advantage Short-Term Bond Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wels Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$80,438,191	$0	$80,438,191
Asset-backed securities	0	43,849,993	0	43,849,993
Corporate bonds and notes	0	232,304,609	0	232,304,609
Municipal obligations	0	35,244,391	0	35,244,391
Non-agency mortgage-backed securities	0	61,958,289	3,199,250	65,157,539

Preferred stocks
Financials	0	0	1,633,547	1,633,547
U.S. Treasury securities	7,528,034	0	0	7,528,034
Yankee corporate bonds and notes	0	101,259,673	0	101,259,673
Short-term investments
Investment companies	47,806,499	0	0	47,806,499
U.S. Treasury securities	624,997	0	0	624,997

	$55,959,530	$555,055,146	$4,832,797	$615,847,473

Futures contracts	$76,445	0	0	$76,445

Total assets	$56,035,975	$555,055,146	$4,832,797	$615,923,918

Liabilities
Futures contracts	$37,984	0	0	$37,984

Total liabilities	$37,984	$0	$0	$37,984

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the nine months ended May 31, 2015, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At May 31, 2015, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at May 31, 2015	Unrealized gains (losses)
9-30-2015	JPMorgan	187 Short	5-Year U.S. Treasury Notes	$22,388,867	$(116,027)
9-30-2015	JPMorgan	911 Long	2-Year U.S. Treasury Notes	199,380,892	261,041

Wells Fargo Advantage Short-Term High Yield Bond Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 55.47%

Consumer Discretionary : 17.99%

Airlines : 0.69%
US Airways Group Incorporated	6.13%	6-1-2018	$10,000,000	$10,325,000

Auto Components : 2.99%
American Axle & Manufacturing Incorporated	6.25	3-15-2021	10,500,000	11,103,750
Goodyear Tire & Rubber Company	8.25	8-15-2020	14,590,000	15,337,738
Tenneco Incorporated	6.88	12-15-2020	9,650,000	10,180,750
TRW Automotive Incorporated 144A	7.25	3-15-2017	7,400,000	8,174,040

				44,796,278

Diversified Consumer Services : 2.77%
Avis Budget Car Rental LLC «±	3.01	12-1-2017	11,611,000	11,727,110
Avis Budget Car Rental LLC	4.88	11-15-2017	8,120,000	8,333,394
Hertz Corporation	7.50	10-15-2018	5,870,000	6,075,450
Service Corporation International	7.00	6-15-2017	14,176,000	15,434,120

				41,570,074

Hotels, Restaurants & Leisure : 0.87%
Hilton Worldwide Finance LLC	5.63	10-15-2021	1,205,000	1,269,769
MGM Resorts International	7.50	6-1-2016	5,265,000	5,516,141
MGM Resorts International	7.63	1-15-2017	5,735,000	6,172,294

				12,958,204

Household Durables : 3.81%
Beazer Homes USA Company	6.63	4-15-2018	12,395,000	12,813,331
DR Horton Incorporated	3.63	2-15-2018	3,930,000	4,018,425
DR Horton Incorporated	4.75	5-15-2017	6,050,000	6,314,688
Jarden Corporation	7.50	5-1-2017	13,115,000	14,426,500
Lennar Corporation	4.13	12-1-2018	12,870,000	13,127,400
Lennar Corporation	4.75	12-15-2017	600,000	622,500
Pulte Group Incorporated	7.63	10-15-2017	5,185,000	5,768,313

				57,091,157

Media : 3.73%
CCO Holdings LLC	7.38	6-1-2020	18,865,000	20,091,225
CSC Holdings LLC	7.63	7-15-2018	8,050,000	8,915,375
DISH DBS Corporation	4.25	4-1-2018	14,670,000	15,073,425
Gannett Company Incorporated	5.13	10-15-2019	9,910,000	10,368,338
Starz LLC/Starz Finance Corporation	5.00	9-15-2019	1,405,000	1,447,150

				55,895,513

Specialty Retail : 2.77%
Best Buy Company Incorporated	5.00	8-1-2018	5,110,000	5,380,830
L Brands Incorporated	8.50	6-15-2019	2,700,000	3,243,375
Limited Brands Incorporated	6.90	7-15-2017	12,815,000	14,064,463
Sally Holdings Incorporated	6.88	11-15-2019	17,825,000	18,760,813

				41,449,481

Textiles, Apparel & Luxury Goods : 0.36%
HanesBrands Incorporated	6.38	12-15-2020	5,035,000	5,330,806

Consumer Staples : 0.74%

Household Products : 0.74%
Spectrum Brands Incorporated	6.38	11-15-2020	10,415,000	11,118,013

1

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Energy : 6.19%

Energy Equipment & Services : 2.06%
Exterran Holdings Incorporated	7.25%	12-1-2018	$7,840,000	$8,094,800
SESI LLC	6.38	5-1-2019	16,400,000	16,851,000
Targa Resources Partners 144A	5.00	1-15-2018	5,720,000	5,905,900

				30,851,700

Oil, Gas & Consumable Fuels : 4.13%
Chesapeake Energy Corporation ±	3.53	4-15-2019	14,490,000	14,055,300
El Paso LLC	7.00	6-15-2017	5,300,000	5,805,090
Kinder Morgan Finance Company LLC 144A	6.00	1-15-2018	9,000,000	9,790,371
Sabine Pass LNG LP	7.50	11-30-2016	8,430,000	8,999,025
Tesoro Corporation	4.25	10-1-2017	4,000,000	4,140,000
Tesoro Logistics LP	5.88	10-1-2020	3,615,000	3,784,905
WPX Energy Incorporated	5.25	1-15-2017	14,965,000	15,339,125

				61,913,816

Financials : 6.29%

Banks : 1.49%
CIT Group Incorporated	4.25	8-15-2017	21,755,000	22,216,206
CIT Group Incorporated	5.00	5-15-2017	135,000	139,968

				22,356,174

Consumer Finance : 3.31%
Ally Financial Incorporated ±	2.96	7-18-2016	4,560,000	4,614,469
Ally Financial Incorporated	5.50	2-15-2017	9,500,000	9,927,500
Ally Financial Incorporated	6.25	12-1-2017	1,915,000	2,053,838
General Motors Financial Company Incorporated	3.25	5-15-2018	11,880,000	12,162,388
Navient Corporation	6.00	1-25-2017	8,000,000	8,380,000
SLM Corporation	4.63	9-25-2017	870,000	891,750
Toll Brothers Finance Corporation	4.00	12-31-2018	2,650,000	2,716,250
Toll Brothers Finance Corporation	8.91	10-15-2017	7,750,000	8,872,200

				49,618,395

Insurance : 0.60%
Genworth Financial Incorporated	8.63	12-15-2016	8,350,000	8,976,250

REITs : 0.89%
Iron Mountain Incorporated	7.75	10-1-2019	12,520,000	13,224,250

Health Care : 5.07%

Health Care Equipment & Supplies : 2.10%
Biomet Incorporated	6.50	8-1-2020	9,235,000	9,759,086
Fresenius US Finance II Incorporated 144A	9.00	7-15-2015	7,000,000	7,061,250
Mallinckrodt International Finance SA	3.50	4-15-2018	14,520,000	14,556,300

				31,376,636

Health Care Providers & Services : 2.28%
Fresenius Medical Care Holdings Incorporated	6.88	7-15-2017	12,834,000	14,021,145
HCA Incorporated	8.00	10-1-2018	6,610,000	7,700,650
Tenet Healthcare Corporation	6.25	11-1-2018	11,125,000	12,119,241
Universal Health Services Incorporated	7.13	6-30-2016	300,000	316,266

				34,157,302

Pharmaceuticals : 0.69%
Endo Finance LLC/Endo Finco Incorporated 144A	7.00	12-15-2020	9,867,000	10,385,018

2

Wells Fargo Advantage Short-Term High Yield Bond Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Industrials : 7.09%

Aerospace & Defense : 0.77%
Esterline Technologies Corporation	7.00%	8-1-2020	$10,695,000	$11,149,538
Huntington Ingalls Industries Incorporated	7.13	3-15-2021	365,000	390,550

				11,540,088

Airlines : 0.71%
United Continental Holdings Incorporated	6.38	6-1-2018	10,125,000	10,580,625

Building Products : 0.04%
Masco Corporation	5.85	3-15-2017	508,000	539,293

Commercial Services & Supplies : 1.03%
ADT Corporation	2.25	7-15-2017	13,255,000	13,122,450
Mobile Mini Incorporated	7.88	12-1-2020	470,000	498,200
RR Donnelley & Sons Company	7.25	5-15-2018	1,705,000	1,888,288

				15,508,938

Machinery : 2.48%
Case New Holland Industrial Incorporated	7.88	12-1-2017	16,095,000	17,805,094
Manitowoc Company Incorporated	8.50	11-1-2020	6,140,000	6,523,750
SPX Corporation	6.88	9-1-2017	11,805,000	12,867,450

				37,196,294

Trading Companies & Distributors : 2.06%
Aircastle Limited	4.63	12-15-2018	6,300,000	6,567,750
International Lease Finance Corporation	5.75	5-15-2016	2,750,000	2,839,375
United Rentals North America Incorporated	7.38	5-15-2020	19,870,000	21,409,925

				30,817,050

Information Technology : 2.33%

Electronic Equipment, Instruments & Components : 0.59%
Jabil Circuit Incorporated	7.75	7-15-2016	8,300,000	8,860,250

Internet Software & Services : 0.92%
IAC/InterActiveCorp	4.88	11-30-2018	13,400,000	13,869,000

IT Services : 0.58%
iGATE Corporation	4.75	4-15-2019	8,305,000	8,678,725

Technology Hardware, Storage & Peripherals : 0.24%
Dell Incorporated	5.88	6-15-2019	3,280,000	3,542,400

Materials : 4.42%

Chemicals : 0.31%
PolyOne Corporation	7.38	9-15-2020	4,480,000	4,692,800

Construction Materials : 0.10%
Vulcan Materials Company	7.00	6-15-2018	1,265,000	1,438,938

Containers & Packaging : 1.58%
Greif Incorporated	6.75	2-1-2017	9,180,000	9,684,900
Owens Brockway Glass Container Incorporated	7.38	5-15-2016	3,280,000	3,423,500
Owens-Illinois Incorporated	7.80	5-15-2018	9,305,000	10,491,388

				23,599,788

Metals & Mining : 2.43%
Commercial Metals Company	7.35	8-15-2018	13,150,000	14,267,750
Steel Dynamics Incorporated	6.13	8-15-2019	9,690,000	10,344,075

3

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Metals & Mining (continued)
Sunchoke Energy Incorporated	7.63%	8-1-2019	$4,310,000	$4,353,100
US Steel Corporation	7.00	2-1-2018	6,923,000	7,485,494

				36,450,419

Telecommunication Services : 3.57%

Diversified Telecommunication Services : 1.94%
CenturyLink Incorporated	6.00	4-1-2017	10,390,000	11,039,375
Frontier Communications Corporation	8.13	10-1-2018	8,540,000	9,420,645
Windstream Corporation	7.88	11-1-2017	8,050,000	8,673,875

				29,133,895

Wireless Telecommunication Services : 1.63%
Sprint Nextel Corporation	6.00	12-1-2016	14,260,000	14,830,400
T-Mobile USA Incorporated	6.46	4-28-2019	9,270,000	9,577,069

				24,407,469

Utilities : 1.78%

Gas Utilities : 0.63%
AmeriGas Partners LP	6.25	8-20-2019	9,085,000	9,402,975

Independent Power & Renewable Electricity Producers : 1.15%
NRG Energy Incorporated	7.63	1-15-2018	15,530,000	17,308,185

Total Corporate Bonds and Notes (Cost $830,706,406)				830,961,199

Loans : 31.45%

Consumer Discretionary : 5.67%

Auto Components : 0.48%
Allison Transmission Incorporated ±	2.94	8-7-2017	930,761	931,915
Allison Transmission Incorporated ±	3.50	8-23-2019	6,182,505	6,204,391

				7,136,306

Automobiles : 1.35%
Chrysler Group LLC ±	3.50	5-24-2017	7,729,093	7,734,349
The Hertz Corporation ±	3.50	3-11-2018	10,071,755	10,035,799
The Hertz Corporation ±<	4.00	3-11-2018	2,494,375	2,494,824

				20,264,972

Hotels, Restaurants & Leisure : 1.16%
Aramark Corporation ±	3.25	9-7-2019	14,137,750	14,158,250
Aramark Corporation ±	3.68	7-26-2016	253,281	251,381
Cinemark USA Incorporated ±	3.19	5-6-2022	977,500	982,143
Wendy’s International Incorporated ±	3.25	5-15-2019	2,015,762	2,015,339

				17,407,113

Household Durables : 0.88%
Serta Simmons Holdings LLC ±	4.25	10-1-2019	1,832,328	1,838,063
Tempur-Pedic International Incorporated ±	3.50	3-18-2020	11,239,316	11,253,365

				13,091,428

Media : 0.87%
Cequel Communications LLC ±	3.50	2-14-2019	13,067,482	13,085,646

Specialty Retail : 0.93%
Michaels Stores Incorporated ±	3.75	1-28-2020	13,925,194	13,932,156

4

Wells Fargo Advantage Short-Term High Yield Bond Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Consumer Staples : 1.98%

Food Products : 1.71%
NBTY Incorporated ±	3.50%	10-1-2017	$8,552,889	$8,495,842
Pinnacle Foods Finance LLC ±	3.00	4-29-2020	10,066,631	10,034,619
Reynolds Group Holdings Incorporated ±	4.50	12-1-2018	7,118,478	7,143,820

				25,674,281

Household Products : 0.27%
Spectrum Brands Incorporated ±<	3.50	9-4-2019	3,985,000	3,992,492

Energy : 0.45%

Oil, Gas & Consumable Fuels : 0.45%
EFS Cogen Holdings I LLC ±	3.75	12-17-2020	6,683,686	6,700,395

				6,700,395

Financials : 1.24%

Diversified Financial Services : 0.66%
Delos Finance SARL ±	3.50	3-6-2021	9,865,000	9,868,551

REITs : 0.58%
Crown Castle Operating Company ±	3.00	1-31-2021	8,706,830	8,686,717

Health Care : 5.97%

Health Care Equipment & Supplies : 0.68%
Biomet Incorporated ±	3.68	7-25-2017	10,122,125	10,110,889

Health Care Providers & Services : 3.98%
CHS/Community Health System Incorporated ±	3.53	12-31-2018	10,069,821	10,092,881
CHS/Community Health Systems Incorporated ±	3.75	12-31-2019	2,399,230	2,399,542
CHS/Community Health Systems Incorporated ±	4.00	1-27-2021	4,414,520	4,422,113
HCA Incorporated ±	2.65	2-2-2016	6,724,429	6,712,661
HCA Incorporated ±	2.94	3-31-2017	8,865,000	8,862,784
Iasis Healthcare LLC ±<	4.50	5-3-2018	12,387,401	12,420,970
Lifepoint Hospitals Incorporated ±	2.69	7-24-2017	4,793,654	4,796,674
Select Medical Corporation ±	3.03	12-20-2016	915,973	915,973
Select Medical Corporation ±	3.75	6-1-2018	8,984,238	8,991,695

				59,615,293

Pharmaceuticals : 1.31%
Valeant Pharmaceuticals International Incorporated ±<	3.50	2-13-2019	19,677,867	19,658,780

Industrials : 4.07%

Aerospace & Defense : 1.18%
TransDigm Incorporated ±	3.50	5-14-2022	774,367	768,559
TransDigm Incorporated ±	3.75	2-28-2020	16,963,811	16,917,160

				17,685,719

Commercial Services & Supplies : 1.74%
KAR Auction Services Incorporated ±<	3.50	3-7-2021	8,632,785	8,636,411
Novelis Incorporated ±	3.75	3-10-2017	13,162,377	13,148,952
Sensata Technologies B.V. ±	3.00	10-14-2021	3,834,291	3,841,806
ServiceMaster Company ±	4.25	7-1-2021	500,000	501,250

				26,128,419

Communications Equipment : 0.76%
DigitalGlobe Incorporated ±	3.75	1-31-2020	11,297,018	11,304,135

5

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Electronic Equipment, Instruments & Components : 0.28%
Generac Power Systems Incorporated ±	3.25%	5-31-2020	$4,221,615	$4,208,950

Machinery : 0.11%
The Manitowoc Company Incorporated ±	3.25	1-3-2021	1,685,000	1,682,186

				1,682,186

Information Technology : 5.16%

Internet Software & Services : 1.91%
Activision Blizzard Incorporated ±	3.25	10-12-2020	12,091,250	12,140,340
Zayo Group LLC ±	3.75	5-6-2021	16,521,298	16,496,846

				28,637,186

Media : 1.01%
Virgin Media Investment Holdings Limited ±<	1.00	6-7-2023	3,785,000	3,771,980
Virgin Media Investment Holdings Limited ±	3.50	6-7-2020	11,402,695	11,368,487

				15,140,467

Technology Hardware, Storage & Peripherals : 1.88%
CDW LLC ±	3.25	4-29-2020	16,418,151	16,367,747
Dell Incorporated ±	4.50	4-29-2020	11,783,320	11,788,269

				28,156,016

Wireless Telecommunication Services : 0.36%
SunGard Data Systems Incorporated ±	4.00	3-8-2020	5,317,693	5,324,340

Materials : 3.13%

Chemicals : 2.08%
Huntsman International LLC ±	3.75	8-12-2021	11,092,200	11,119,931
Ineos US Finance LLC ±	3.75	5-4-2018	20,100,284	20,094,656

				31,214,587

Containers & Packaging : 1.05%
Berry Plastics Group Incorporated ±	3.50	2-8-2020	15,795,854	15,763,947

Telecommunication Services : 3.78%

Diversified Telecommunication Services : 2.88%
Intelsat Jackson Holdings SA ±	3.75	6-30-2019	14,548,512	14,488,717
Level 3 Financing Incorporated ±<	1.00	5-31-2022	7,610,000	7,590,975
Level 3 Financing Incorporated ±	4.00	1-15-2020	8,300,000	8,294,854
West Corporation ±	3.25	6-30-2018	12,772,955	12,748,175

				43,122,721

Wireless Telecommunication Services : 0.90%
SBA Communications Corporation ±	3.25	3-24-2021	13,632,087	13,569,107

Total Loans (Cost $471,660,301)				471,162,799

Municipal Obligations : 1.21%

Alabama : 0.26%
Jefferson County AL Taxable Warrants Series B (GO)	4.90	4-1-2017	2,815,000	2,862,827
Jefferson County AL Taxable Warrants Series D (GO)	4.90	4-1-2017	1,025,000	1,042,415

				3,905,242

6

Wells Fargo Advantage Short-Term High Yield Bond Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California : 0.31%
California Judgment Trust (Miscellaneous Revenue) ±	1.61%	6-1-2015	$1,185,000	$1,185,000
Oakland CA Redevelopment Agency Refunding Bond Subordinated Housing Series A (Tax Revenue, Ambac Insured)	5.38	9-1-2016	3,420,000	3,462,887

				4,647,887

Illinois : 0.33%
Chicago IL Board of Education Series G (GO) ±	4.10	3-1-2032	5,000,000	5,011,200

Texas : 0.31%
Dallas-Fort Worth TX International Airport Facilities Improvement Corporation (Industrial Development Revenue)	7.00	1-1-2016	4,485,000	4,594,658

Total Municipal Obligations (Cost $18,107,249)				18,158,987

Non-Agency Mortgage-Backed Securities : 0.00%
Salomon Brothers Mortgage Securities VII Series 1994-5 Class B2 (i)±	2.76	4-25-2024	40,612	34,503

Total Non-Agency Mortgage-Backed Securities (Cost $40,220)				34,503

Yankee Corporate Bonds and Notes : 5.87%

Consumer Discretionary : 2.28%

Auto Components : 0.79%
Schaeffler Holding Finance B.V. 144A	6.25	11-15-2019	11,130,000	11,839,649

Automobiles : 0.91%
Jaguar Land Rover Automotive plc 144A	4.13	12-15-2018	13,235,000	13,582,419

Media : 0.58%
Numericable Group SA 144A	4.88	5-15-2019	8,745,000	8,777,794

Financials : 0.33%

Diversified Financial Services : 0.33%
AerCap Ireland Capital Limited 144A	2.75	5-15-2017	4,955,000	4,942,613

Information Technology : 1.53%

Communications Equipment : 0.61%
Nokia Corporation	5.38	5-15-2019	8,425,000	9,099,000

Electronic Equipment, Instruments & Components : 0.92%
NXP BV/NXP Funding LLC 144A	3.50	9-15-2016	13,600,000	13,821,000

Materials : 1.58%

Metals & Mining : 1.00%
ArcelorMittal SA	6.13	6-1-2018	14,000,000	15,015,000

Paper & Forest Products : 0.58%
Sappi Papier Holding GmbH 144A	6.63	4-15-2021	8,165,000	8,593,656

Telecommunication Services : 0.15%

Diversified Telecommunication Services : 0.15%
Intelsat Jackson Holdings SA	7.25	4-1-2019	2,140,000	2,193,500

Total Yankee Corporate Bonds and Notes (Cost $87,980,924)				87,864,631

	Yield		Shares
Short-Term Investments : 7.06%

Investment Companies : 7.06%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.12%		197,125	197,125

7

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund

Security name		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##		0.11%	105,553,368	$105,553,368

Total Short-Term Investments (Cost $105,750,493)				105,750,493

Total investments in securities (Cost $1,514,245,593)*	101.06%			1,513,932,612
Other assets and liabilities, net	(1.06)			(15,904,598)

Total net assets	100.00%			$1,498,028,014

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
±	Variable rate investment. The rate shown is the rate in effect at period end.
<	All or a portion of the position represents an unfunded loan commitment.
(i)	Illiquid security
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for unfunded loans.
*	Cost for federal income tax purposes is $1,514,404,542 and unrealized gains (losses) consists of:

Gross unrealized gains	$7,061,695
Gross unrealized losses	(7,533,625)

Net unrealized losses	$(471,930)

Abbreviations:

Ambac	Ambac Financial Group Incorporated
GO	General obligation
LLC	Limited liability company
LP	Limited partnership

8

Wells Fargo Advantage Short-Term High Yield Bond Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of May 31, 2015, the Fund had unfunded loan commitments of $26,206,450.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Corporate bonds and notes	$0	$830,961,199	$0	$830,961,199
Loans	0	470,911,418	251,381	471,162,799
Municipal obligations	0	18,158,987	0	18,158,987
Non-agency mortgage-backed securities	0	34,503	0	34,503
Yankee corporate bonds and notes	0	87,864,631	0	87,864,631
Short-term investments
Investment companies	105,553,368	197,125	0	105,750,493

Total assets	$105,553,368	$1,408,127,863	$251,381	$1,513,932,612

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 15.08%
FDIC Series 2013-R1 Class A 144A	1.15%	3-25-2033	$3,468,816	$3,448,777
FHLMC ±	2.37	11-1-2035	6,195,700	6,599,136
FHLMC ±	2.38	6-1-2032	6,473	6,865
FHLMC ±	2.38	3-1-2035	1,521,533	1,625,736
FHLMC ±	2.50	4-1-2032	137,622	145,729
FHLMC ±	2.54	1-1-2029	75,301	75,994
FHLMC ±	2.54	7-1-2029	4,893	5,104
FHLMC ±	2.56	10-1-2031	76,523	77,082
FHLMC	4.50	2-1-2020	1,878,416	1,974,231
FHLMC	4.50	8-1-2020	1,052,856	1,106,459
FHLMC	4.50	1-1-2022	863,809	907,456
FHLMC	5.00	12-1-2019	2,123,946	2,249,371
FHLMC	5.50	8-1-2018	512,695	537,540
FHLMC	6.00	4-1-2016	51,810	52,667
FHLMC	6.00	5-1-2017	267,855	276,101
FHLMC	6.00	1-1-2024	1,947,116	2,132,876
FHLMC	7.00	6-1-2031	414,872	481,288
FHLMC	9.00	11-1-2016	45,246	46,875
FHLMC	9.00	12-1-2016	149,561	154,264
FHLMC	9.00	8-1-2018	53,038	55,531
FHLMC	9.00	10-1-2019	41,790	45,566
FHLMC	9.50	12-1-2016	18,819	19,028
FHLMC	9.50	5-1-2020	7,141	7,219
FHLMC	9.50	9-1-2020	98,300	108,102
FHLMC	9.50	12-1-2022	178,110	192,491
FHLMC	10.00	11-17-2021	27,856	28,591
FHLMC	10.50	5-1-2020	109,059	121,907
FHLMC Series 2530 Class BH	5.00	11-15-2017	1,209,235	1,255,613
FHLMC Series 2617 Class GR	4.50	5-15-2018	399,454	414,431
FHLMC Series 2684 Class PE	5.00	1-15-2033	47,365	48,314
FHLMC Series 2690 Class TG	4.50	4-15-2032	290,480	297,268
FHLMC Series 2704 Class BH	4.50	11-15-2023	1,182,716	1,270,362
FHLMC Series 2707 Class QE	4.50	11-15-2018	818,529	857,458
FHLMC Series 2727 Class PE	4.50	7-15-2032	391,015	396,907
FHLMC Series 2843 Class BC	5.00	8-15-2019	1,014,308	1,066,683
FHLMC Series 2849 Class B	5.00	8-15-2019	1,819,965	1,912,233
FHLMC Series 2855 Class WN	4.00	9-15-2019	402,909	420,192
FHLMC Series 2864 Class NB	5.50	7-15-2033	1,712,314	1,817,584
FHLMC Series 2881 Class AE	5.00	8-15-2034	848,049	900,835
FHLMC Series 2896 Class CB	4.50	11-15-2019	1,477,520	1,544,834
FHLMC Series 2907 Class HE	5.00	5-15-2033	2,005,262	2,031,571
FHLMC Series 2953 Class LD	5.00	12-15-2034	547,943	580,705
FHLMC Series 2963 Class BP	5.00	9-15-2034	268,258	274,013
FHLMC Series 3053 Class AC	5.00	2-15-2035	32,548	32,543
FHLMC Series 3166 Class AC	5.00	6-15-2021	10,585,600	11,432,533
FHLMC Series 3501 Class AC	4.00	8-15-2023	1,040,625	1,067,653
FHLMC Series 3538 Class DE	3.50	7-15-2023	791,803	803,023
FHLMC Series 3574 Class EA	3.00	9-15-2021	454,864	466,103
FHLMC Series 3589 Class CA	4.00	10-15-2021	609,883	622,712
FHLMC Series 3619 Class EB	3.50	5-15-2024	198,204	204,686
FHLMC Series 3649 Class DG	4.00	4-15-2028	2,940,445	2,995,308
FHLMC Series 3656 Class EC	3.50	5-15-2024	359,862	363,223
FHLMC Series 3660 Class HE	3.50	10-15-2023	157,998	158,805
FHLMC Series 3689 Class BD	2.00	7-15-2020	347,460	347,897
FHLMC Series 3706 Class AB	3.50	7-15-2020	1,452,620	1,485,339
FHLMC Series 3728 Class EA	3.50	9-15-2020	1,414,298	1,430,787
FHLMC Series 3728 Class EH	3.00	9-15-2020	1,058,078	1,069,460
FHLMC Series 3772 Class HC	3.00	10-15-2018	1,077,595	1,106,286
FHLMC Series 3780 Class DG	3.00	10-15-2027	884,819	896,464
FHLMC Series 3780 Class GX	3.50	9-15-2028	4,590,546	4,754,382
FHLMC Series 3784 Class DA	4.00	7-15-2025	386,917	399,602
FHLMC Series 3786 Class EY	4.50	1-15-2032	233,722	239,362
FHLMC Series 3821 Class LA	3.50	4-15-2025	789,608	820,709
FHLMC Series 3829 Class CA	4.00	8-15-2024	1,978,191	2,006,224
FHLMC Series 3834 Class EA	3.50	6-15-2029	886,980	925,716
FHLMC Series 3842 Class CJ	2.00	9-15-2018	352,299	356,437
FHLMC Series 3878 Class JA	3.50	1-15-2025	579,415	596,499
FHLMC Series 3888 Class JP	4.00	2-15-2037	205,638	209,075

1

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC Series 3898 Class NE	4.00%	7-15-2040	$1,057,088	$1,097,459
FHLMC Series 3952 Class MK	3.00	11-15-2021	657,626	660,016
FHLMC Series K003 Class A3	4.32	12-25-2015	1,584,945	1,600,927
FHLMC Series K003 Class AAB	4.77	5-25-2018	988,506	1,041,258
FHLMC Series T-42 Class A6	9.50	2-25-2042	947,502	1,176,263
FNMA ±	1.77	10-1-2031	146,841	151,209
FNMA	1.89	2-1-2017	2,000,000	2,040,222
FNMA ±	1.98	1-1-2023	18,608	18,669
FNMA ±	2.14	12-1-2034	1,439,182	1,528,419
FNMA ±	2.31	11-1-2031	96,808	101,698
FNMA ±	2.32	4-1-2038	4,360,130	4,644,747
FNMA ±	2.36	6-1-2032	143,168	150,876
FNMA ±	2.36	5-1-2032	44,200	46,860
FNMA ±	2.40	8-1-2045	1,443,448	1,532,577
FNMA ±	2.42	12-1-2040	445,731	473,537
FNMA ±	2.44	5-1-2036	1,551,594	1,660,725
FNMA ±	2.46	2-1-2033	687,571	727,058
FNMA ±	2.49	11-1-2034	2,363,386	2,534,790
FNMA ±	2.50	5-1-2036	1,708,575	1,813,242
FNMA	2.71	9-1-2017	3,572,715	3,675,580
FNMA	3.00	1-1-2021	835,299	872,926
FNMA	3.09	5-1-2016	1,127,921	1,145,209
FNMA	3.18	12-1-2017	4,345,667	4,413,271
FNMA	3.21	2-1-2016	464,835	468,109
FNMA ±	3.36	4-1-2033	5,333	5,557
FNMA ±	3.45	7-1-2033	64,131	65,094
FNMA	3.50	9-1-2018	756,051	802,207
FNMA %%	3.50	6-16-2030	17,000,000	18,030,625
FNMA	3.77	1-1-2018	1,173,267	1,171,557
FNMA	4.00	5-25-2019	145,076	150,888
FNMA	4.00	12-15-2024	849,381	885,404
FNMA	4.22	5-1-2016	2,232,870	2,272,111
FNMA	4.29	5-1-2016	766,486	780,225
FNMA	4.44	9-1-2015	3,901,501	3,942,434
FNMA	4.50	9-25-2018	889,078	928,344
FNMA	4.50	6-1-2019	225,826	236,771
FNMA	5.00	1-15-2022	3,255,183	3,408,626
FNMA	5.09	12-1-2016	967,529	1,020,176
FNMA	5.14	2-1-2016	5,796,715	5,851,857
FNMA	5.23	7-1-2018	1,356,399	1,414,196
FNMA	5.25	1-1-2018	2,136,576	2,215,932
FNMA	5.27	12-1-2016	939,608	987,506
FNMA	5.40	12-1-2016	964,773	1,020,120
FNMA	5.52	5-1-2017	1,422,529	1,531,786
FNMA	5.85	5-1-2016	4,000,000	4,093,878
FNMA	6.00	4-1-2021	1,240,886	1,306,106
FNMA	6.50	8-1-2031	769,749	915,260
FNMA	6.74	12-1-2015	1,198,098	1,224,214
FNMA	7.84	4-1-2018	4,618,173	4,941,968
FNMA	8.33	7-15-2020	34,508	37,995
FNMA	8.50	7-1-2017	136,514	142,817
FNMA	9.00	12-1-2016	100,671	104,629
FNMA	9.00	2-15-2020	124,385	142,717
FNMA	9.00	10-15-2021	61,555	69,297
FNMA	9.00	6-1-2024	90,143	98,724
FNMA	9.50	12-1-2020	84,494	92,919
FNMA	9.50	3-1-2021	18,499	18,994
FNMA	10.00	3-20-2018	23,212	23,880
FNMA	10.25	9-1-2021	97,534	109,032
FNMA	10.50	8-1-2020	4,530	5,008
FNMA	10.50	4-1-2022	60,075	63,767
FNMA Series 1988-4 Class Z	9.25	3-25-2018	33,339	35,409
FNMA Series 1988-9 Class Z	9.45	4-25-2018	20,764	22,001
FNMA Series 1989-30 Class Z	9.50	6-25-2019	95,287	104,211
FNMA Series 1989-49 Class E	9.30	8-25-2019	12,369	13,201
FNMA Series 1990-111 Class Z	8.75	9-25-2020	23,281	24,876
FNMA Series 1990-119 Class J	9.00	10-25-2020	63,322	70,957
FNMA Series 1990-124 Class Z	9.00	10-25-2020	28,682	32,201
FNMA Series 1990-21 Class Z	9.00	3-25-2020	121,801	136,186

2

Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA Series 1990-27 Class Z	9.00%	3-25-2020	$85,249	$95,398
FNMA Series 1990-30 Class D	9.75	3-25-2020	24,346	27,276
FNMA Series 1990-77 Class D	9.00	6-25-2020	36,853	41,455
FNMA Series 1991-132 Class Z	8.00	10-25-2021	150,494	170,846
FNMA Series 1992-71 Class X	8.25	5-25-2022	62,698	72,563
FNMA Series 2000-T6 Class A2	9.50	6-25-2030	558,472	633,839
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	1,156,576	1,336,280
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	977,579	1,142,868
FNMA Series 2002-94 Class BK	5.50	1-25-2018	898,528	925,978
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	1,229,959	1,501,299
FNMA Series 2002-W4 Class A6 ±	3.40	5-25-2042	1,173,927	1,233,117
FNMA Series 2003-125 Class AY	4.00	12-25-2018	1,948,171	2,021,584
FNMA Series 2003-129 Class AP	4.00	1-25-2019	467,732	477,030
FNMA Series 2003-15 Class CN	5.00	3-25-2018	340,546	355,001
FNMA Series 2003-35 Class BC	5.00	5-25-2018	659,662	688,263
FNMA Series 2003-35 Class ME	5.00	5-25-2018	347,628	362,944
FNMA Series 2003-W11 Class A1 ±	3.46	6-25-2033	43,638	45,746
FNMA Series 2003-W3 Class 1A4 ±	3.44	8-25-2042	53,256	57,017
FNMA Series 2004-10 Class FA ±	0.53	2-25-2034	1,705,031	1,709,186
FNMA Series 2004-17 Class HJ	4.75	4-25-2019	1,676,251	1,794,653
FNMA Series 2004-92 Class QY	4.50	8-25-2034	788,233	822,801
FNMA Series 2004-W6 Class 1A4	5.50	7-25-2034	172,914	172,890
FNMA Series 2006-74 Class DP	5.50	3-25-2035	124,820	125,539
FNMA Series 2006-M3 Class B	5.10	8-25-2016	1,275,702	1,334,341
FNMA Series 2007-2 Class FA ±	0.38	2-25-2037	53,213	53,229
FNMA Series 2007-36 Class AB	5.00	11-25-2021	861,294	881,677
FNMA Series 2007-W2 Class 1A1 ±	0.50	3-25-2037	1,145,641	1,146,316
FNMA Series 2008-36 Class AB	4.50	10-25-2022	381,006	384,913
FNMA Series 2008-76 Class GF ±	0.83	9-25-2023	828,299	833,610
FNMA Series 2008-81 Class LK	5.00	9-25-2023	469,328	492,453
FNMA Series 2009-76 Class HA	4.00	1-25-2019	429,549	439,830
FNMA Series 2010-153 Class AB	2.00	11-25-2018	1,246,329	1,263,817
FNMA Series 2010-153 Class BG	2.50	11-25-2018	962,851	979,829
FNMA Series 2010-25 Class ND	3.50	3-25-2025	493,852	511,416
FNMA Series 2010-39 Class PD	3.00	6-25-2038	461,252	469,182
FNMA Series 2010-39 Class VY	4.50	3-25-2025	2,570,000	2,656,375
FNMA Series 2010-57 Class DQ	3.00	6-25-2025	823,050	851,975
FNMA Series 2010-70 Class CT	4.00	11-25-2027	175,261	175,864
FNMA Series 2010-9 Class MB	5.00	5-25-2032	1,000,000	1,025,202
FNMA Series 2011-111 Class MA	4.00	7-25-2038	713,733	724,729
FNMA Series 2011-115 Class DP	3.50	4-25-2034	383,590	387,551
FNMA Series 2011-122 Class A	3.00	12-25-2025	576,337	597,357
FNMA Series 2011-129 Class LG	3.00	3-25-2037	896,042	924,208
FNMA Series 2011-33 Class GA	3.50	10-25-2028	1,503,514	1,546,691
FNMA Series 2011-35 Class PA	4.00	2-25-2039	1,255,776	1,291,226
FNMA Series 2011-39 Class DA	3.50	7-25-2024	599,258	610,274
FNMA Series 2011-40 Class CA	3.50	12-25-2028	4,151,053	4,274,874
FNMA Series 2011-42 Class A	3.00	2-25-2024	5,922,823	6,122,079
FNMA Series 2011-56 Class AC	2.00	7-25-2018	327,518	331,594
FNMA Series 2011-61 Class VA	5.00	4-25-2040	1,704,321	1,740,275
FNMA Series 2011-99 Class AB	4.00	12-25-2038	361,484	371,711
FNMA Series 2012-94 Class E	3.00	6-25-2022	181,751	187,921
FNMA Series 2013-M12 Class A	1.53	10-25-2017	1,874,884	1,889,347
FNMA Series 2013-M5 Class ASQ2	0.59	8-25-2015	522,564	522,539
FNMA Series 2014-M3 Class ASQ2	0.56	3-25-2016	5,289,858	5,292,138
FNMA Series G-22 Class ZT	8.00	12-25-2016	123,838	127,983
GNMA	7.00	6-15-2033	596,600	731,168
GNMA	9.00	11-15-2017	35,656	37,281
GNMA	9.50	11-15-2017	10,769	10,918
GNMA	10.00	10-20-2017	26,938	27,085
GNMA Series 2004-11 Class QE	5.00	12-16-2032	923,346	947,811
GNMA Series 2008-36 Class GA	4.25	10-16-2022	2,485,921	2,546,575
GNMA Series 2009-122 Class AC	4.00	3-16-2023	757,076	782,531
GNMA Series 2009-35 Class PA	5.00	11-16-2032	387,499	395,641
GNMA Series 2009-74 Class BP	3.50	1-20-2037	396,813	401,950
GNMA Series 2009-93 Class UW	5.00	10-20-2020	1,674,798	1,716,547
GNMA Series 2010-10 Class KC	3.00	8-20-2035	327,174	327,580
GNMA Series 2010-133 Class QK	3.50	9-16-2034	757,028	769,824

3

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA Series 2010-145 Class UA	1.25%	1-20-2036	$61,244	$61,268
GNMA Series 2010-167 Class KW	5.00	9-20-2036	215,382	217,114
GNMA Series 2010-27 Class AK	4.00	2-16-2023	1,642,249	1,689,794
GNMA Series 2010-29 Class PL	3.00	8-20-2036	254,402	255,144
GNMA Series 2010-32 Class PL	3.25	3-20-2036	198,012	198,443
GNMA Series 2010-43 Class JA	3.00	9-20-2037	668,257	681,219
GNMA Series 2010-69 Class DQ	2.75	4-20-2040	224,368	227,665
GNMA Series 2010-7 Class CK	3.50	1-16-2034	406,611	410,107
GNMA Series 2010-87 Class ME	2.00	3-20-2036	851,212	854,892
GNMA Series 2011-29 Class AG	3.00	8-16-2037	256,056	259,863

Total Agency Securities (Cost $235,206,890)				236,295,646

Asset-Backed Securities : 10.18%
Chase Issuance Trust Series 2012-A3 Class A3	0.79	6-15-2017	11,850,000	11,851,778
Chase Issuance Trust Series 2012-A5 Class A5	0.59	8-15-2017	16,444,000	16,447,042
Citibank Credit Card Issuance Trust Series 2005-A5 Class A5	4.55	6-20-2017	3,180,000	3,187,543
Citibank Credit Card Issuance Trust Series 2012-A1 Class A1	0.55	10-10-2017	10,000,000	10,000,810
CNH Equipment Trust Series 2013-C Class A2	0.63	1-17-2017	620,341	620,360
Countrywide Asset-Backed Certificates Series 2004-AB2 Class A3 ±	1.00	5-25-2036	273,353	272,812
Dell Equipment Finance Trust Series 2014-1 Class A2 144A	0.64	7-22-2016	3,725,617	3,726,503
Ford Credit Auto Lease Trust Series 2014-A Class A2A	0.50	10-15-2016	3,487,823	3,487,638
Ford Credit Auto Lease Trust Series 2014-B Class A2A	0.51	3-15-2017	10,215,664	10,212,977
Ford Credit Auto Owner Trust Series 2014-A Class A2	0.48	11-15-2016	2,135,224	2,135,179
GE Equipment Transportation LLC Series 2013-2 Class A2	0.61	6-24-2016	1,431,945	1,432,059
GE Equipment Transportation LLC Series 2015-1 Class A2	0.89	11-24-2017	3,995,000	3,997,153
Honda Auto Receivables Owner Trust Series 2013-2 Class A3	0.53	2-16-2017	2,331,137	2,331,041
Honda Auto Receivables Owner Trust Series 2013-3 Class A3	0.77	5-15-2017	1,240,135	1,241,444
Honda Auto Receivables Owner Trust Series 2014-3 Class A2	0.48	12-15-2016	6,497,864	6,496,759
Hyundai Auto Lease Securitization Trust Series 2013-A Class A3 144A	0.66	6-15-2016	1,101,369	1,101,481
Hyundai Auto Lease Securitization Trust Series 2014-A Class A2 144A	0.52	7-15-2016	4,860,663	4,859,890
Hyundai Auto Lease Securitization Trust Series 2014-B Class A2 144A	0.61	2-15-2017	8,998,440	8,995,686
Hyundai Auto Receivables Trust Series 2013-B Class A3	0.71	9-15-2017	8,296,089	8,303,680
Mercedes-Benz Auto Lease Trust Series 2014-A Class A2A	0.48	6-15-2016	4,859,018	4,859,076
Nissan Auto Lease Trust Series 2013-B Class A2A	0.57	1-15-2016	774,643	774,659
Nissan Auto Lease Trust Series 2014-B Class A2A	0.73	4-17-2017	15,140,000	15,149,962
Porsche Innovative Lease Owner Trust Series 2015-1 Class A2 144A	0.79	11-21-2017	9,500,000	9,499,050
Susquehanna Auto Receivables Trust Series 2014-1A Class A2 144A	0.58	10-17-2016	3,930,887	3,930,428
Volkswagen Auto Lease Trust Series 2015-A Class A2A	0.87	6-20-2017	9,700,000	9,708,837
Volvo Financial Equipment LLC Series 2014-1A Class A2 144A	0.54	11-15-2016	4,814,067	4,812,382
Volvo Financial Equipment LLC Series 2015-1A Class A2 144A	0.95	11-15-2017	7,500,000	7,506,792
World Omni Automobile Lease Trust Series 2013-A Class A2A	0.73	5-16-2016	2,556,141	2,557,082

Total Asset-Backed Securities (Cost $159,560,709)				159,500,103

Corporate Bonds and Notes : 38.89%

Consumer Discretionary : 4.54%

Automobiles : 1.48%
General Motors Financial Company	2.40	4-10-2018	10,000,000	9,997,080
Harley-Davidson Financial Services Incorporated 144A	1.15	9-15-2015	2,500,000	2,504,358
Harley-Davidson Financial Services Incorporated 144A	2.70	3-15-2017	6,000,000	6,150,516
Harley-Davidson Financial Services Incorporated 144A	3.88	3-15-2016	1,500,000	1,537,490
Volkswagen Group America 144A	1.25	5-23-2017	3,000,000	3,005,994

				23,195,438

Media : 3.06%
21st Century Fox America Incorporated	7.60	10-11-2015	5,618,000	5,752,270
21st Century Fox America Incorporated	8.00	10-17-2016	827,000	905,092
Cox Communications Incorporated	5.50	10-1-2015	9,000,000	9,141,894
DIRECTV Holdings LLC	2.40	3-15-2017	14,563,000	14,779,159
Omnicom Group Incorporated	5.90	4-15-2016	7,000,000	7,301,924
Thomson Reuters Corporation	1.65	9-29-2017	10,000,000	10,013,080

				47,893,419

4

Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Consumer Staples : 1.74%

Beverages : 0.59%
Constellation Brands Incorporated	7.25%	9-1-2016	$8,600,000	$9,193,314

Food & Staples Retailing : 0.50%
Tyson Foods Incorporated	6.60	4-1-2016	7,446,000	7,779,395

Tobacco : 0.65%
Lorillard Tobacco Company	3.50	8-4-2016	10,000,000	10,252,350

Energy : 4.91%

Energy Equipment & Services : 0.38%
Enterprise Products Operating LLC	3.70	6-1-2015	6,000,000	6,000,000

Oil, Gas & Consumable Fuels : 4.53%
Anadarko Petroleum Corporation	6.38	9-15-2017	9,700,000	10,712,855
Boardwalk Pipelines LP	5.88	11-15-2016	9,000,000	9,356,868
DCP Midstream Operating Company	2.50	12-1-2017	7,628,000	7,418,474
El Paso LLC	7.00	6-15-2017	4,574,000	5,009,902
Enterprise Products Operating LLC	1.25	8-13-2015	3,000,000	3,004,443
Marathon Petroleum Corporation	3.50	3-1-2016	9,029,000	9,199,621
Nabors Industries Incorporated	2.35	9-15-2016	10,000,000	10,034,220
ONEOK Partners LP	3.25	2-1-2016	10,000,000	10,110,650
Southwestern Energy Company	3.30	1-23-2018	2,000,000	2,056,062
Williams Partners LP	7.25	2-1-2017	3,700,000	4,036,589

				70,939,684

Financials : 14.89%

Airlines : 0.72%
Delta Air Lines Incorporated 2009-1 Series B Pass Through Trust	9.75	6-17-2018	7,975,375	8,852,666
United Airlines Incorporated 2009-2A Series A-2 Pass Through Trust	9.75	7-15-2018	2,255,669	2,464,318

				11,316,984

Banks : 2.79%
Associated Banc Corporation	5.13	3-28-2016	3,500,000	3,605,497
Bank of America Corporation	1.70	8-25-2017	4,000,000	4,014,612
Bank of America Corporation	6.05	5-16-2016	8,000,000	8,346,880
PNC Funding Corporation	5.25	11-15-2015	9,221,000	9,403,926
UBS AG (Stamford Connecticut)	5.88	7-15-2016	8,000,000	8,415,128
US Bank NA ±	2.28	4-29-2020	10,000,000	10,001,240

				43,787,283

Capital Markets : 2.95%
Bear Stearns Companies LLC	5.55	1-22-2017	10,785,000	11,485,906
Goldman Sachs Group Incorporated	5.63	1-15-2017	6,261,000	6,665,404
Goldman Sachs Group Incorporated	6.15	4-1-2018	5,085,000	5,674,097
Janus Capital Group Incorporated	6.70	6-15-2017	8,418,000	9,195,318
Merrill Lynch & Company Incorporated	5.30	9-30-2015	1,600,000	1,622,691
Morgan Stanley	1.75	2-25-2016	5,500,000	5,539,270
Morgan Stanley	1.88	1-5-2018	6,060,000	6,083,622

				46,266,308

Consumer Finance : 3.05%
AIG Global Funding 144A	1.65	12-15-2017	4,000,000	4,018,604
Capital One Financial Corporation	1.00	11-6-2015	2,315,000	2,318,176
Discover Financial Services Company	6.45	6-12-2017	570,000	623,520
ERAC USA Finance LLC 144A	1.40	4-15-2016	1,024,000	1,026,813
ERAC USA Finance LLC 144A	2.75	3-15-2017	750,000	769,340
ERAC USA Finance LLC 144A	5.90	11-15-2015	1,020,000	1,043,264
Ford Motor Credit Company LLC	6.63	8-15-2017	5,180,000	5,718,668

5

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Consumer Finance (continued)
HSBC Finance Corporation	5.50%	1-19-2016	$2,665,000	$2,743,929
Hyundai Capital America Company 144A	3.75	4-6-2016	7,331,000	7,488,807
SLM Corporation	3.88	9-10-2015	3,500,000	3,517,500
The Western Union Company ±	1.28	8-21-2015	8,830,000	8,840,269
Toll Brothers Finance Corporation	8.91	10-15-2017	8,405,000	9,622,044

				47,730,934

Diversified Financial Services : 0.98%
McGraw Hill Financial Incorporated	5.90	11-15-2017	8,692,000	9,525,372
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2016	6,000,000	5,823,600

				15,348,972

Energy Equipment & Services : 0.35%
Texas Eastern Transmission LP 144A	6.00	9-15-2017	5,000,000	5,481,460

Insurance : 2.69%
MetLife Insurance Company 144A	7.70	11-1-2015	8,500,000	8,723,287
Platinum Underwriters Finance Incorporated Series B	7.50	6-1-2017	8,075,000	8,905,263
Prudential Insurance Company 144A	8.10	7-15-2015	11,090,000	11,183,711
Symetra Financial Corporation 144A	6.13	4-1-2016	9,100,000	9,403,085
Unum Group 144A	6.85	11-15-2015	3,799,000	3,898,887

				42,114,233

REITs : 1.36%
ARC Properties Operating Partnership LP	2.00	2-6-2017	2,915,000	2,849,413
Camden Property Trust	5.00	6-15-2015	6,490,000	6,499,657
Health Care REIT Incorporated	6.20	6-1-2016	3,000,000	3,152,955
Realty Income Corporation	5.50	11-15-2015	3,833,000	3,910,296
Regency Centers LP	5.25	8-1-2015	4,788,000	4,822,560

				21,234,881

Health Care : 2.79%

Biotechnology : 0.45%
Biogen Idec Incorporated	6.88	3-1-2018	6,200,000	7,083,506

Health Care Equipment & Supplies : 0.70%
Zimmer Holdings Incorporated	1.45	4-1-2017	3,630,000	3,640,287
Zimmer Holdings Incorporated	2.00	4-1-2018	7,255,000	7,308,716

				10,949,003

Health Care Providers & Services : 0.77%
Providence Health & Services Company ±	1.07	10-1-2016	12,000,000	12,047,340

Life Sciences Tools & Services : 0.32%
Thermo Fisher Scientific Incorporated	1.30	2-1-2017	5,000,000	4,998,975

Pharmaceuticals : 0.55%
AbbVie Incorporated	1.80	5-14-2018	8,610,000	8,618,567

Industrials : 1.82%

Aerospace & Defense : 0.59%
L-3 Communications Corporation	3.95	11-15-2016	9,000,000	9,296,343

Commercial Services & Supplies : 0.18%
Penske Truck Leasing Company LP 144A	2.50	3-15-2016	2,720,000	2,746,145

Machinery : 0.60%
CNH Capital LLC	3.25	2-1-2017	5,240,000	5,253,100

6

Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Machinery (continued)
CNH Capital LLC	3.88%	11-1-2015	$4,105,000	$4,130,656

				9,383,756

Trading Companies & Distributors : 0.45%
International Lease Finance Corporation	8.63	9-15-2015	7,000,000	7,122,500

Information Technology : 1.04%

IT Services : 0.19%
Fidelity National Information Services Incorporated	1.45	6-5-2017	3,000,000	3,000,162

Semiconductors & Semiconductor Equipment : 0.65%
KLA-Tencor Corporation	2.38	11-1-2017	10,000,000	10,127,370

Technology Hardware, Storage & Peripherals : 0.20%
Xerox Corporation	6.40	3-15-2016	2,950,000	3,078,175

Materials : 2.11%

Chemicals : 0.63%
Eastman Chemical Company	3.00	12-15-2015	9,760,000	9,875,636

Construction Materials : 0.62%
Martin Marietta Material ±	1.37	6-30-2017	9,690,000	9,658,149

Metals & Mining : 0.38%
Glencore Funding LLC 144A	1.70	5-27-2016	3,000,000	3,007,797
Glencore Funding LLC 144A	2.13	4-16-2018	3,000,000	2,992,905

				6,000,702

Paper & Forest Products : 0.48%
Georgia-Pacific LLC	7.70	6-15-2015	7,570,000	7,586,434

Telecommunication Services : 2.27%

Diversified Telecommunication Services : 2.27%
CenturyLink Incorporated	5.15	6-15-2017	1,500,000	1,563,750
CenturyLink Incorporated	6.00	4-1-2017	1,000,000	1,062,500
Clearwire Communications LLC 144A	14.75	12-1-2016	7,290,000	8,647,763
Crown Castle Towers LLC 144A	5.50	1-15-2037	7,305,000	7,578,346
Verizon Communications Incorporated	0.70	11-2-2015	2,325,000	2,324,886
Verizon Communications Incorporated	1.35	6-9-2017	14,450,000	14,440,766

				35,618,011

Utilities : 2.78%

Electric Utilities : 1.97%
Dayton Power & Light Company	1.88	9-15-2016	9,000,000	9,086,022
Eversource Energy	1.60	1-15-2018	5,000,000	5,024,925
Exelon Corporation	4.90	6-15-2015	2,000,000	2,002,852
LG&E & KU Energy LLC	2.13	11-15-2015	7,635,000	7,672,679
NextEra Energy Capital Holdings Incorporated	1.34	9-1-2015	7,000,000	7,012,516

				30,798,994

Gas Utilities : 0.81%
CenterPoint Energy Resource Corporation	6.15	5-1-2016	3,000,000	3,138,909
Questar Corporation	2.75	2-1-2016	9,500,000	9,621,211

				12,760,120

Total Corporate Bonds and Notes (Cost $609,725,715)				609,284,543

7

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 3.51%

California : 0.32%
California Public Works Board Lease Series E (Miscellaneous Revenue)	3.68%	12-1-2015	$5,000,000	$5,067,800

Connecticut : 0.39%
Connecticut Series A (GO)	5.46	3-1-2019	5,675,000	6,108,343

Florida : 0.34%
Village Center Florida Community Development District (Water & Sewer Revenue) 144A	1.30	11-1-2015	2,250,000	2,250,203
Village Center Florida Community Development District (Water & Sewer Revenue) 144A	1.60	11-1-2016	2,000,000	2,000,900
Village Center Florida Community Development District Little Sumter Service Area System Series B (Water & Sewer Revenue) 144A	1.30	10-1-2015	1,000,000	999,970

				5,251,073

New Jersey : 1.44%
Atlantic City NJ (GO, AGM Insured)	3.30	12-15-2016	1,600,000	1,634,080
New Jersey EDA School Facilities Series QQ (Education Revenue)	1.80	6-15-2017	10,000,000	9,952,700
New Jersey EDA Series B (Miscellaneous Revenue, AGM Insured) ¤	0.00	2-15-2018	10,000,000	9,117,200
New Jersey Turnpike Authority Series B (Transportation Revenue, Ambac Insured)	4.25	1-1-2016	1,725,000	1,755,067

				22,459,047

South Carolina : 0.16%
South Carolina Jobs EDA Waste Management South Carolina Incorporated Project (Resource Recovery Revenue) ±	1.88	11-1-2016	2,500,000	2,542,025

Texas : 0.86%
Port Arthur TX Navigation District Motiva Enterprises LLC Series B (Resource Recovery Revenue) ±	0.35	12-1-2039	12,000,000	12,000,000
Port Arthur TX Navigation District Motiva Enterprises LLC Subseries E (Industrial Development Revenue) ±	0.35	11-1-2040	1,500,000	1,500,000

				13,500,000

Total Municipal Obligations (Cost $55,082,623)				54,928,288

Non-Agency Mortgage-Backed Securities : 11.59%
Bank of America Commercial Mortgage Trust Series 2006-6 Class A4	5.36	10-10-2045	3,500,000	3,590,237
Bank of America Commercial Mortgage Trust Series 2007-3 Class A1A ±	5.58	6-10-2049	916,826	981,857
Bank of America Mortgage Securities Series 2002-K Class 3A1 ±	2.63	10-20-2032	2,290	2,308
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PW10 Class A4 ±	5.41	12-11-2040	5,484,508	5,526,838
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR 9 Class A4A	4.87	9-11-2042	2,728,208	2,730,470
Bear Stearns Commercial Mortgage Securities Incorporated Series 2007-PWR15 Class A4	5.33	2-11-2044	2,268,551	2,400,152
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR8 Class A4	4.67	6-11-2041	538,594	538,027
Citigroup Commercial Mortgage Trust Series 2005-CD1 Class A4 ±	5.23	7-15-2044	2,470,489	2,478,412
CNH Equipment Trust Series 2012-B Class A3	0.86	9-15-2017	1,967,980	1,968,289
CNH Equipment Trust Series 2014-A Class A2	0.49	6-15-2017	3,662,426	3,662,477
Collateralized Mortgage Obligation Trust Series 66 Class Z	8.00	9-20-2021	59,776	65,176
Commercial Mortgage Trust Pass-Through Certificate Series 2005-C6 Class A5A ±	5.12	6-10-2044	3,973,946	3,977,956
Commercial Mortgage Trust Series 2010-C1 Class A1 144A	3.16	7-10-2046	4,890,443	4,907,393
Commercial Mortgage Trust Series 2013-FL3 Class B 144A±	2.34	10-13-2028	9,100,000	9,122,550
Commercial Mortgage Trust Series 2014-BBG Class A 144A±	0.99	3-15-2029	5,400,000	5,393,196
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 1A1 ±	2.14	6-19-2031	581,556	553,995

8

Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±	1.93%	6-19-2031	$265,066	$239,354
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C5 Class A4 ±	5.10	8-15-2038	292,300	291,928
Credit Suisse First Boston Mortgage Securities Corporation Series 2006-C4 Class A3	5.47	9-15-2039	5,314,284	5,524,836
Credit Suisse Mortgage Capital Certificates Series 2006-C5 Class A3	5.31	12-15-2039	8,767,104	9,138,400
DLJ Mortgage Acceptance Corporation Series 1990-2 Class A ±(i)	3.43	1-25-2022	72,623	73,211
DLJ Mortgage Acceptance Corporation Series 1991-3 Class A1 ±(i)	1.95	1-25-2021	18,067	18,207
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 ±	1.31	9-25-2033	623,369	596,760
Equity Mortgage Trust Series 2014-INNS Class A 144A±	1.03	5-8-2031	8,414,680	8,411,760
FedEx Corporation 1998 Pass-Through Certificates	7.02	1-15-2016	1,700,823	1,764,604
GE Capital Commercial Mortgage Corporation Series 2005-C3 Class A7A ±	4.97	7-10-2045	1,272,142	1,271,038
GE Equipment Transportation LLC Series 2014-1 Class A2	0.55	12-23-2016	6,228,365	6,227,425
GS Mortgage Securities Trust Series 2014-GSFL Class A 144A±	1.19	7-15-2031	10,000,000	10,004,310
GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A±	8.00	9-19-2027	70,604	72,498
Housing Securities Incorporated Series 1992-8 Class E ±	3.61	6-25-2024	111,179	111,417
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-CB17 Class A4	5.43	12-12-2043	943,370	986,135
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP7 Class A4 ±	5.91	4-15-2045	2,199,608	2,260,115
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-INN Class A 144A±	1.11	6-15-2029	15,000,000	14,963,655
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-PHH Class A 144A±	1.39	8-15-2027	10,000,000	10,008,510
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-CSMO Class A 144A±	1.43	1-15-2032	8,700,000	8,705,420
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-LDP5 Class A4 ±	5.24	12-15-2044	3,350,162	3,370,973
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP6 Class A4 ±	5.48	4-15-2043	1,737,064	1,772,038
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C2 Class A3	5.43	2-15-2040	2,903,119	3,076,923
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C6 Class A4 ±	5.86	7-15-2040	942,806	986,121
Macquarie Equipment Funding Trust Series 2014-A Class A2 144A	0.80	11-21-2016	11,400,000	11,425,217
Master Mortgages Trust Series 2002-3 Class 4A1 ±	2.54	10-25-2032	18,546	18,505
Morgan Stanley Capital I Series 2005-IQ10 Class A4A ±	5.23	9-15-2042	880,868	880,960
Morgan Stanley Capital I Series 2005-T19 Class A4A	4.89	6-12-2047	394,002	393,636
Morgan Stanley Capital I Series 2006-HQ8 Class A4 ±	5.42	3-12-2044	1,778,110	1,794,708
Morgan Stanley Capital I Series 2007-IQ Class A4	5.81	12-12-2049	7,501,120	8,093,739
Morgan Stanley Mortgage Trust Series 35 Class 2 ±(i)(w)	15,303.50	4-20-2021	5	296
NCUA Guaranteed Notes Program Series 2010-C1 Class A1	1.60	10-29-2020	2,222,393	2,223,368
NCUA Guaranteed Notes Program Series 2010-C1 Class APT	2.65	10-29-2020	4,888,421	4,999,676
NCUA Guaranteed Notes Program Series 2010-R1 Class 2A	1.84	10-7-2020	223,731	224,627
Prudential Home Mortgage Securities Series 1988-1 Class A ±	2.40	4-25-2018	10,707	10,806
Resecuritization Mortgage Trust Series 1998-B Class A 144A±	0.43	4-26-2021	8,612	8,202
Salomon Brothers Mortgage Securities VII Series 1990-2 Class A ±	2.51	11-25-2020	340,497	345,102
SCG Trust Series 2013-SRP1 Class A 144A±	1.59	11-15-2026	7,500,000	7,503,083
Springleaf Mortgage Loan Trust Series 2012-2A Class A 144A±	2.22	10-25-2057	1,443,781	1,447,643
Structured Asset Mortgage Investments Incorporated Series 2001-4 Class A2 ±	9.34	10-25-2024	84,777	87,537
Structured Asset Securities Corporation Series 1998-2 Class A ±	0.70	2-25-2028	362,176	356,885
UBS Barclays Commercial Mortgage Trust Series 2012-C2 Class A1	1.01	5-10-2063	3,123,689	3,129,964
Wilshire Funding Corporation Series 1996-3 Class M2 ±	7.10	8-25-2032	142,187	139,531
Wilshire Funding Corporation Series 1996-3 Class M3 ±	7.10	8-25-2032	127,677	123,123
Wilshire Funding Corporation Series 1998-2 Class M1 ±	2.00	12-28-2037	591,204	579,364

Total Non-Agency Mortgage-Backed Securities (Cost $181,932,091)				181,560,943

Yankee Corporate Bonds and Notes : 10.88%

Consumer Staples : 1.03%

Food & Staples Retailing : 1.03%
FBG Finance Limited 144A	5.13	6-15-2015	5,900,000	5,910,484

9

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Food & Staples Retailing (continued)
Tesco plc 144A	2.70%	1-5-2017	$10,100,000	$10,190,597

				16,101,081

Energy : 0.92%

Oil, Gas & Consumable Fuels : 0.92%
Petrobras Global Finance Company	3.25	3-17-2017	5,435,000	5,372,280
Transocean Incorporated	5.05	12-15-2016	8,765,000	9,093,688

				14,465,968

Financials : 6.66%

Banks : 4.29%
ABN AMRO Bank NV 144A	1.38	1-22-2016	9,815,000	9,848,567
Banque Federative du Credit Mutuel SA 144A	1.70	1-20-2017	8,150,000	8,206,039
BPCE SA	1.61	7-25-2017	10,000,000	10,015,320
Corporacion Andina De Fomento	3.75	1-15-2016	2,360,000	2,395,641
Experian Finance plc 144A	2.38	6-15-2017	11,500,000	11,590,689
ING Bank NV 144A	1.38	3-7-2016	8,000,000	8,032,720
Royal Bank of Scotland plc	3.95	9-21-2015	3,000,000	3,028,584
Shinhan Bank 144A±	0.92	4-8-2017	5,000,000	4,995,175
Sumitomo Mitsui Banking Corporation	1.35	7-11-2017	5,000,000	4,993,550
Westpac Banking Corporation 144A	5.30	10-15-2015	4,040,000	4,108,127

				67,214,412

Diversified Financial Services : 0.69%
AerCap Ireland Capital Limited 144A	2.75	5-15-2017	2,600,000	2,593,500
Credit Suisse New York	6.00	2-15-2018	7,500,000	8,280,105

				10,873,605

Insurance : 1.09%
Allied World Assurance Company	7.50	8-1-2016	9,252,000	9,886,965
Endurance Specialty Holdings Limited	6.15	10-15-2015	7,130,000	7,267,580

				17,154,545

Real Estate Management & Development : 0.26%
Korea Land & Housing Corporation 144A	1.88	8-2-2017	4,000,000	4,013,548

Thrifts & Mortgage Finance : 0.33%
Korea Finance Corporation	3.25	9-20-2016	5,000,000	5,139,050

Health Care : 0.67%

Pharmaceuticals : 0.67%
Perrigo Company plc	1.30	11-8-2016	10,550,000	10,542,193

Information Technology : 0.22%

Semiconductors & Semiconductor Equipment : 0.22%
TSMC Global Limited 144A	0.95	4-3-2016	3,385,000	3,377,296

Materials : 0.62%

Construction Materials : 0.62%
Lafarge SA 144A	6.20	7-9-2015	9,590,000	9,624,524

Telecommunication Services : 0.76%

Diversified Telecommunication Services : 0.50%
Telefonica Emisiones SAU	6.42	6-20-2016	7,500,000	7,916,063

10

Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Wireless Telecommunication Services : 0.26%
America Movil SAB de CV ±		1.27%	9-12-2016	$4,000,000	$4,011,586

Total Yankee Corporate Bonds and Notes (Cost $170,341,946)					170,433,871

Short-Term Investments : 10.13%

Commercial Paper : 0.47%
Baptist Memorial Health Care Corporation		1.00	7-15-2015	7,431,000	7,431,000

		Yield		Shares
Investment Companies : 9.54%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##		0.11		149,379,480	149,379,480

				Principal
U.S. Treasury Securities : 0.12%
U.S. Treasury Bill (z)#		0.03	6-18-2015	$1,950,000	1,949,990

Total Short-Term Investments (Cost $158,760,447)					158,760,470

Total investments in securities (Cost $1,570,610,421)*	100.26%				1,570,763,864
Other assets and liabilities, net	(0.26)				(4,048,331)

Total net assets	100.00%				$1,566,715,533

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
(i)	Illiquid security
(w)	The security is a structured note which generates income based on a coupon formula (-1,500 * 1 month LIBOR + 15,573.5%) and the prepayment behavior of the underlying collateral. The coupon is subject to mandatory cap of 15,573.5% and a mandatory floor of 11%.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $1,570,059,576 and unrealized gains (losses) consists of:

Gross unrealized gains	$5,006,528
Gross unrealized losses	(4,302,240)

Net unrealized gains	$704,288

Abbreviations:

AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
EDA	Economic Development Authority
FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust

11

Wells Fargo Advantage Ultra Short-Term Income Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$236,295,646	$0	$236,295,646
Asset-backed securities	0	159,500,103	0	159,500,103
Corporate bonds and notes	0	609,284,543	0	609,284,543
Municipal obligations	0	54,928,288	0	54,928,288
Non-agency mortgage backed securities	0	181,560,943	0	181,560,943
Yankee corporate bonds and notes	0	170,433,871	0	170,433,871
Short-term investments
Commercial paper	0	7,431,000	0	7,431,000
Investment companies	149,379,480	0	0	149,379,480
U.S. Treasury securities	1,949,990	0	0	1,949,990

Total assets	$151,329,470	$1,419,434,394	$0	$1,570,763,864

Liabilities
Futures contracts	$182,777	$0	$0	$182,777

Total liabilities	$182,777	$0	$0	$182,777

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the nine months ended May 31, 2015, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At May 31, 2015, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at May 31, 2015	Unrealized losses
9-30-2015	JPMorgan	1,740 Short	2-Year U.S. Treasury Notes	380,815,314	(411,120)

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Columbian Peso

CLP — Chilean peso

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Indonesian rupiah

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIFER — Long Inverse Floating Exempt Receipts

LIQ — Liquidity agreement

LLC — Limited liability company

LLLP — Limited liability limited partnership

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

PIK — Payment-in-kind

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian leu

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SDR — Swedish depositary receipt

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

SPEAR — Short Puttable Exempt Adjustable Receipts

STRIPS — Separate trading of registered interest and principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	July 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	July 27, 2015

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	July 27, 2015

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	July 27, 2015